THE STARBURST GOVERNMENT MONEY MARKET FUND
(A PORTFOLIO OF THE STARBURST FUNDS)
TRUST SHARES
PROSPECTUS

The Trust Shares ("Shares") offered by this prospectus represent interests in the diversified portfolio known as The Starburst Government Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a portfolio of short-term U.S. government securities.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Trust Shares dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-239-1930.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       5

FUND INFORMATION                                                               5
------------------------------------------------------

  Management of the Fund                                                       5
  Distribution of Trust Shares                                                 6
  Administration of the Fund                                                   6

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN TRUST SHARES                                                      7
------------------------------------------------------

  Share Purchases                                                              7
  Minimum Investment Required                                                  8
  What Shares Cost                                                             8
  Shareholder Accounts                                                         8
  Dividends                                                                    8
  Capital Gains                                                                8
  Retirement Plans                                                             8

EXCHANGE PRIVILEGE                                                             9
------------------------------------------------------

REDEEMING TRUST SHARES                                                        10
------------------------------------------------------
  Accounts with Low Balances                                                  12

SHAREHOLDER INFORMATION                                                       12
------------------------------------------------------

  Voting Rights                                                               12

EFFECT OF BANKING LAWS                                                        12
------------------------------------------------------

TAX INFORMATION                                                               13
------------------------------------------------------

  Federal Income Tax                                                          13

PERFORMANCE INFORMATION                                                       13
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       14
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                       15
------------------------------------------------------

FINANCIAL STATEMENTS                                                          16
------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                  23
------------------------------------------------------

ADDRESSES                                                                     24
------------------------------------------------------

SUMMARY OF FUND EXPENSES

--------------------------------------------------------------------------------

                                                         TRUST SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)...........................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)..................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)..............................       None
Exchange Fee....................................................................................       None
                                            ANNUAL TRUST SHARES OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee..................................................................................       0.40%
12b-1 Fee.......................................................................................       None
Total Other Expenses............................................................................       0.29%
          Total Trust Shares Operating Expenses.................................................       0.69%


     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF TRUST SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN TRUST SHARES." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
                                                                        ---------  ---------  ---------  ----------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period. The fund charges no contingent deferred sales charge. ........     $7         $22        $38        $86


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The information set forth in the foregoing table and example relates only to Trust Shares of the Fund. The Fund also offers another class of shares called Investment Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Trust Shares are not subject to a 12b-1 fee. See "Other Classes of Shares."



THE STARBURST GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 23.

                                                                            YEAR ENDED OCTOBER 31,
                                                        1995       1994       1993       1992       1991        1990*
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $  1.00
----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------
  Net investment income                                    0.05       0.03       0.03       0.04       0.06      0.05
----------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------
  Distributions from net investment income                (0.05)     (0.03)     (0.03)     (0.04)     (0.06)    (0.05)
----------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                        $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $  1.00
----------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                           5.29%      3.18%      2.65%      3.72%      6.05%     5.74%
----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------
  Expenses                                                 0.69%      0.68%      0.67%      0.65%      0.64%  0.62%(a)
----------------------------------------------------
  Net investment income                                    5.15%      3.09%      2.63%      3.64%      5.76%  7.61%(a)
----------------------------------------------------
  Expense waiver (c)                                       0.00%      0.00%      0.00%      0.01%      0.05%  0.10%(a)
----------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------
  Net assets, end of period
  (000 omitted)                                        $121,074   $150,507   $175,601   $221,785   $174,158   $82,346
----------------------------------------------------


  * Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.

(a) Computed on an annualized basis.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Investment Shares and Trust Shares. This prospectus relates only to Trust Shares of the Fund.

The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of short-term government securities. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities. The average maturity of the U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests only in short-term U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Farm Credit Banks, National Bank for Cooperatives, Federal Home Loan Banks, Farmers Home Administration, and Federal National Mortgage Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

The securities in which the Fund invests mature in thirteen months or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, bank, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees, where loaned securities are marked to market daily and where the Fund receives collateral equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.


The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

       invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.


FUND INFORMATION

--------------------------------------------------------------------------------
MANAGEMENT OF THE FUND


BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to reimburse a portion of its fee and certain expenses of the Fund.


     ADVISER'S BACKGROUND. Compass Bank (formerly known as Central Bank of the South), an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 62nd largest bank holding company in the United States and the 4th largest bank holding company in the State of Alabama in terms of total assets as of December 31, 1994, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.



     As of December 31, 1994, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990, and as of December 31, 1994, the Trust Division of Compass Bank had approximately $4.1 billion under administration of which it had investment discretion over approximately $1.95 billion. The Trust Division of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. Since 1972, the Trust Division has managed pools of commingled funds which now number 12.


     As part of their regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF TRUST SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may pay financial institutions a fee based upon the average net asset value of Shares of their customers invested in the Fund for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Fund.

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as follows:

        MAXIMUM                  AVERAGE AGGREGATE DAILY NET
  ADMINISTRATIVE FEE                 ASSETS OF THE TRUST
         .15 of 1%                        on the first $250 million
        .125 of 1%                         on the next $250 million
         .10 of 1%                         on the next $250 million
        .075 of 1%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.


CUSTODIAN.  Compass Bank, Birmingham, Alabama, is custodian for the securities
           -
and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through the Trust Division of Compass Bank, Birmingham, Alabama or through other affiliates of Bancshares providing trust and similar services. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

To purchase Shares, a customer may contact their local Compass trust administrator or contact a Compass Bank trust officer by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at Compass.

To purchase by check, the check must be included with the order and made payable to "The Starburst Government Money Market Fund--Trust Shares." Orders are considered received after payment by check is converted into federal funds.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before 11:00 a.m. (Eastern time) on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to 11:00 a.m. (Eastern time). Federal funds should be wired as follows: Compass Bank; ABA Number 06001186; Credit: Federated Services Company Deposit Account--A/C Number 70124645; Further credit to: The Starburst Government Money Market Fund--Trust Shares; Re: (Shareholder name and account number).


Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day, if such orders are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal or state holidays restricting wire transfers.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales load imposed by the Fund.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


SHAREHOLDER ACCOUNTS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Shares by Compass on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund or Compass, as appropriate. Share purchase orders received by the Fund before 12:00 noon (Eastern time) earn dividends that day.

CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shareholders may exchange Shares of the Fund for shares in The Starburst Government Income Fund, The Starburst Money Market Fund, The Starburst Municipal Income Fund, and any other portfolios of The Starburst Funds. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with no sales load acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load imposed by the fund shares being purchased. Neither the Trust nor any of the funds imposes any additional fees on exchanges. Exchange requests cannot be recorded on days on which the New York Stock Exchange is closed or on applicable banking holidays for affiliates of Bancshares.


When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by Federated Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass trust representative.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass trust representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass and transmitted to Federated Services Company before 4:00 p.m. (Eastern time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Starburst Government Money Market Fund--Trust Shares, 701 S. 32nd Street, Birmingham, Alabama 35233.

Shareholders of the Fund may have difficulty in making exchanges by telephone during times of drastic economic or market changes. If shareholders cannot contact their Compass trust representative by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: The Starburst Government Money Market Fund-- Trust Shares, 701 S. 32nd Street, Birmingham, Alabama 35233.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, and deposited to the shareholder's account before being exchanged.

REDEEMING TRUST SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Federated Services Company receives the redemption request. Redemption requests cannot be executed on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through their Compass trust representative.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning their Compass trust representative. Shareholders may call toll-free 800-239-2265 Ext. 6701. Redemption requests through Compass must be received before 11:00 a.m. (Eastern time). It is the responsibility of Compass to transmit orders to the Fund by 12:00 noon (Eastern time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Federated Services Company before 12:00 noon (Eastern time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Federated Services Company.

For calls received by Compass before 11:00 a.m. (Eastern time) proceeds will normally be wired the same day to Compass. For calls received after 11:00 a.m. (Eastern time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.


Under limited circumstances, arrangements may be made with Compass for same day receipt of redemption proceeds, if such redemption requests are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call their Compass representative.


A daily dividend will be paid on Shares redeemed if the redemption request is received by Compass after 11:00 a.m. (Eastern time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 11:00 a.m. (Eastern time) will normally be paid the same day but will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a shareholder's Compass trust representative. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through their Compass trust representative. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: The Starburst Government Money Market Fund--Trust Shares, 701 S. 32nd Street, Birmingham, Alabama 35233.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


       a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of December 5, 1995, Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of approximately 111,757,159 shares (97.05%) of the Trust Shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.



EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations.
Compass Bank believes, based on the advice of its counsel, that Compass Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the adviser from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services that are being provided by Compass Bank and other affiliates of Bancshares. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Compass Bank is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

TAX INFORMATION
--------------------------------------------------------------------------------


FEDERAL INCOME TAX



The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES.  Shareholders are urged to consult their own tax advisers
                       -
regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its total return, yield and effective yield for Shares.


The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


Total return, yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the total return, yield, and effective yield for Trust Shares, for the same period, will exceed that of Investment Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Investment Shares. Investment Shares are sold primarily to retail customers of Compass. Investment Shares are sold at net asset value. Investments in Investment Shares are subject to a minimum initial investment of $1,000.



Investment Shares are distributed pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares of the Fund than from another class of shares. While the Distributor may in addition to fees paid pursuant to the Rule 12b-1 Plan, pay an administrative fee to a financial institution or broker for administrative services provided to a class, such a fee will not be an expense of the class, but will be reimbursed to the Distributor by the Adviser. Expense differences between Investment Shares and Trust Shares may affect the performance of each class.


The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Investment Shares, investors may call 1-800-239-1930.



THE STARBURST GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 23.

                                                                              YEAR ENDED OCTOBER 31,
                                                                1995       1994       1993       1992       1991(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $    1.00  $    1.00  $    1.00  $    1.00   $     1.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                            0.05       0.03       0.02       0.04         0.03
------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                        (0.05)     (0.03)     (0.02)     (0.04)       (0.03)
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                $    1.00  $    1.00  $    1.00  $    1.00   $     1.00
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                                   5.14%      3.03%      2.50%      3.61%        2.74%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                        0.84%      0.83%      0.82%      0.76%     0.64%(c)
------------------------------------------------------------
  Net investment income                                           5.00%      2.92%      2.48%      3.64%     5.04%(c)
------------------------------------------------------------
  Expense waiver (d)                                              0.10%      0.19%      0.20%      0.16%     0.05%(c)
------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------
  Net assets, end of period (000 omitted)                        $5,284     $5,759     $5,671     $7,874      $8,947
------------------------------------------------------------


(a) Reflects operations for the period from April 29, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

 (c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



THE STARBURST GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
UNITED STATES TREASURY BILL--5.5%
-------------------------------------------------------------------------------------------------
$   7,000,000  11/02/1995                                                                          $    6,999,003
               ----------------------------------------------------------------------------------  --------------
UNITED STATES TREASURY NOTES--26.8%
-------------------------------------------------------------------------------------------------
   34,000,000  4.25%-8.50%, 11/15/1995-8/15/1996                                                       33,928,429
               ----------------------------------------------------------------------------------  --------------
*REPURCHASE AGREEMENTS--67.7%
-------------------------------------------------------------------------------------------------
    6,000,000  Barclay's Dezeot Securities Corp., 5.83%, dated 10/31/1995, due
               11/1/1995                                                                                6,000,000
               ----------------------------------------------------------------------------------
   25,472,000  First Chicago Capital Markets, Inc., 5.83%, dated 10/31/1995, due
               11/1/1995                                                                               25,472,000
               ----------------------------------------------------------------------------------
   30,000,000  Fuji Securities, Inc., 5.875%, dated 10/31/1995, due 11/1/1995                          30,000,000
               ----------------------------------------------------------------------------------
    6,000,000  HSBC Securities, Inc., 5.80%, dated 10/31/1995, due 11/1/1995                            6,000,000
               ----------------------------------------------------------------------------------
    6,000,000  Nesbitt Burns Securities, Inc., 5.80%, dated 10/31/1995, due 11/1/1995                   6,000,000
               ----------------------------------------------------------------------------------
    6,000,000  Merrill Lynch Government Securities, Inc., 5.80%, dated 10/31/1995, due 11/1/1995        6,000,000
               ----------------------------------------------------------------------------------
    6,000,000  Sanwa Securities Co., 5.80%, dated 10/31/1995, due 11/1/1995                             6,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                             85,472,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                                $  126,399,432+
               ----------------------------------------------------------------------------------  --------------


+Also represents cost for federal tax purposes.

*Repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Note: The categories of investments are shown as a percentage of net assets
      ($126,357,466) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                                $  85,472,000
----------------------------------------------------------------------------------
Investments in securities                                                              40,927,432
----------------------------------------------------------------------------------  -------------
Total investments in securities, at amortized cost and value                                       $  126,399,432
-------------------------------------------------------------------------------------------------
Cash                                                                                                          945
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         533,965
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     126,934,342
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                         $     517,091
----------------------------------------------------------------------------------
Accrued expenses                                                                           59,785
----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                    576,876
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 126,357,466 shares outstanding                                                      $  126,357,466
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------------------------
TRUST SHARES:
-------------------------------------------------------------------------------------------------
$121,073,863 / 121,073,863 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
INVESTMENT SHARES:
-------------------------------------------------------------------------------------------------
$5,283,603 / 5,283,603 shares outstanding                                                                   $1.00
-------------------------------------------------------------------------------------------------  --------------


(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  8,639,506
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    591,636
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    206,194
--------------------------------------------------------------------------------------
Custodian fees                                                                                35,437
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      67,874
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,294
--------------------------------------------------------------------------------------
Auditing fees                                                                                 22,571
--------------------------------------------------------------------------------------
Legal fees                                                                                     3,883
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     49,345
--------------------------------------------------------------------------------------
Distribution services fee--Investment Shares                                                  15,305
--------------------------------------------------------------------------------------
Share registration costs                                                                      17,028
--------------------------------------------------------------------------------------
Printing and postage                                                                          11,865
--------------------------------------------------------------------------------------
Insurance premiums                                                                             9,888
--------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,368
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,036,688
--------------------------------------------------------------------------------------
Waiver--
--------------------------------------------------------------------------------------
  Waiver of distribution services fee--Investment Shares                                      (6,122)
--------------------------------------------------------------------------------------  ------------
     Net expenses                                                                                        1,030,566
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  7,608,940
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                      YEAR ENDED OCTOBER 31,
                                                                                      1995             1994
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $     7,608,940  $     5,876,916
-------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income:
-------------------------------------------------------------------------------
  Trust Shares                                                                        (7,302,938)      (5,721,662)
-------------------------------------------------------------------------------
  Investment Shares                                                                     (306,002)        (155,254)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from distributions to shareholders                (7,608,940)      (5,876,916)
-------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         294,773,565      477,308,758
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 259,517          134,615
-------------------------------------------------------------------------------
Cost of shares redeemed                                                             (324,941,168)    (502,449,797)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                          (29,908,086)     (25,006,424)
-------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                       (29,908,086)     (25,006,424)
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                  156,265,552      181,271,976
-------------------------------------------------------------------------------  ---------------  ---------------
End of period                                                                    $   126,357,466  $   156,265,552
-------------------------------------------------------------------------------  ---------------  ---------------


(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Starburst Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of The Starburst Government Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Trust and Investment.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized if required by the Internal Revenue Code, as amended (the "Code").

THE STARBURST GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

     FEDERAL TAXES--It is the Funds policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $126,357,466.

Transactions in shares were as follows:

                                                                                        YEAR ENDED OCTOBER 31,
                                   TRUST SHARES                                          1995            1994
Shares sold                                                                            218,014,505     405,150,009
----------------------------------------------------------------------------------
Shares redeemed                                                                       (247,446,938)   (430,244,529)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Trust share transactions                                (29,432,433)    (25,094,520)
----------------------------------------------------------------------------------  --------------  --------------


                                                                                        YEAR ENDED OCTOBER 31,
                                INVESTMENT SHARES                                        1995            1994
Shares sold                                                                             76,759,064      72,158,749
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         259,513         134,615
----------------------------------------------------------------------------------
Shares redeemed                                                                        (77,494,230)    (72,205,268)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Investment share
     transactions                                                                         (475,653)         88,096
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                      (29,908,086)    (25,006,424)
----------------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .40 of 1% of the Fund's average

THE STARBURST GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate any voluntary waiver any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.
PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Compass Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
To the Board of Trustees of THE STARBURST FUNDS and the Shareholders of THE STARBURST GOVERNMENT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Starburst Government Money Market Fund (a portfolio of The Starburst Funds) as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 1995 and 1994, and the financial highlights (see pages 2 and 15) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Starburst Government Money Market Fund as of October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

The Starburst Government Money Market Fund
                    Trust Shares                                           Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser and Custodian
                    Compass Bank                                           701 S. 32nd Street
                                                                           Birmingham, Alabama 35233
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             Federated Investors Tower
                                                                            Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                       Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------


                                                      THE STARBURST
                                                        GOVERNMENT
                                                    MONEY MARKET FUND
                                                       TRUST SHARES

                                                        PROSPECTUS

                                                [LOGO OF STARBURST FUNDS]

                                           A Portfolio of The Starburst Funds,
                                                 an Open-End, Management
                                                    Investment Company

                                                    December 31, 1995

                                                      -------------

     FEDERATED SECURITIES CORP.
     --------------------------
     Distributor


     COMPASS BANK
     --------------------------
     Investment Adviser

     Cusip 855245403
     2040607A (12/95)
     1010703A-I (12/95)

                  THE STARBURST GOVERNMENT MONEY MARKET FUND
                     (A PORTFOLIO OF THE STARBURST FUNDS)
                                 TRUST SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Trust Shares of The Starburst Government Money Market Fund (the "Fund") dated December 31, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call toll-free 1-800-239-1930.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND3

INVESTMENT OBJECTIVE AND POLICIES3

 TYPES OF INVESTMENTS            3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   4
 REPURCHASE AGREEMENTS           4
 REVERSE REPURCHASE AGREEMENTS   4
 LENDING OF PORTFOLIO SECURITIES 5
 INVESTMENT LIMITATIONS          6
 REGULATORY COMPLIANCE           8
THE STARBURST FUNDS MANAGEMENT   8

 FUND OWNERSHIP                 17
 TRUSTEES COMPENSATION          18
 TRUSTEE LIABILITY              19
INVESTMENT ADVISORY SERVICES    19

 ADVISER TO THE FUND            19
 ADVISORY FEES                  20
BROKERAGE TRANSACTIONS          21

OTHER SERVICES                  22

 FUND ADMINISTRATION            22
 CUSTODIAN                      23
 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              23
 INDEPENDENT AUDITORS           23



PURCHASING TRUST SHARES         23

 CONVERSION TO FEDERAL FUNDS    23
DETERMINING NET ASSET VALUE     24

 USE OF THE AMORTIZED COST METHOD24
REDEEMING TRUST SHARES          26

 REDEMPTION IN KIND             26
MASSACHUSETTS PARTNERSHIP LAW   27

TAX STATUS                      27

 THE FUND'S TAX STATUS          27
 SHAREHOLDERS' TAX STATUS       28
TOTAL RETURN                    28

YIELD                           29

EFFECTIVE YIELD                 30

PERFORMANCE COMPARISONS         30



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Starburst Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.
Shares of the Fund are offered in two classes, known as Investment Shares and Trust Shares. This Statement of Additional Information relates to the Trust Shares ("Shares") of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
The Fund invests in short-term U.S. government securities.
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
     Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.



INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.



  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations, or its Declaration of Trust.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs (nationally recognized statistical rating organizations), according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
THE STARBURST FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with The Starburst Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development



Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated



Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President or Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA



Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.



@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut



Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 5, 1995, the following shareholder of record owned 5% or more of the outstanding Trust shares of the Fund: Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, owned approximately 111,757,159 shares (97.05%)
As of December 5, 1995, the following shareholders of record owned 5% or more of the outstanding Investment shares of the Fund: Barzoria Valve and Fitting Co., Lake Jackson, Texas owned approximately 660,492 shares (11.54%); Lawson State Community College, Birmingham, Alabama owned approximately 482,631 shares (8.43%); Compass Bank, as Trustee for IDB Mobile County, Axis, Alabama owned approximately 467,065 shares (8.16%); Mary Ann Davis, Birmingham, Alabama owned approximately 408,175 shares (7.13%); Fred Burgos Construction Co., Inc., Montgomery, Alabama owned approximately 401,216 shares (7.01%); Mobile Heart Center, PC, Mobile, Alabama owned approximately 349,458 shares (6.11%); and the Estate of Rosetta T. Yarbrough, Lucretia Y. Gay and Beverly Yarbrough Chancey, Co-Executors, Birmingham, Alabama owned approximately 287,219 shares (5.02%).





TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0
Trustee
Thomas G. Bigley,$1,225
Trustee
John T. Conroy, Jr.,       $1,584
Trustee
William J. Copeland,       $1,584
Trustee
James E. Dowd,   $1,584
Trustee
Lawrence D. Ellis, M.D.,   $1,447
Trustee
Edward L. Flaherty, Jr.,   $1,584
Trustee
Edward D. Gonzales,        $       0
Executive Vice President,
Treasurer and Trustee
Peter E. Madden, $1,226



Trustee
Gregor F. Meyer, $1,447
Trustee
John E. Murray, Jr.,       $   858
Trustee
Wesley W. Posvar,$1,447
Trustee
Marjorie P. Smuts,         $1,447
Trustee


* Information is furnished for the fiscal year ended October 31, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Compass Bank, an Alabama state banking corporation, formerly known as Central Bank of the South (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc.
("Bancshares"), formerly known as Central Bancshares of the South, Inc., as bank holding company organized under the laws of Delaware.



The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993, the Adviser earned $591,636, $761,164, and $851,820, respectively, which were reduced by $0, $0, and $0, respectively, because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.



     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the Fund paid administrative services fees of $206,194, $260,034, and $287,970, respectively.



CUSTODIAN
Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING TRUST SHARES

Shares are sold at their net asset value without a sales load on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in Trust Shares."
Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.



DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a Share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.



In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. REDEEMING TRUST SHARES

The Fund redeems Shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Trust Shares." Although Federated Services Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.



Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

THE FUND'S TAX STATUS
The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:



   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.


TOTAL RETURN

The Fund's average annual total return for Trust Shares for the fiscal year ended October 31, 1995, and for the period from February 5, 1990 (date of initial public investment) to October 31, 1995, was 5.29% and 4.64%, respectively.
The Fund's average annual total return for Investment Shares for the fiscal year ended October 31, 1995, and for the period from April 29, 1991 (date of initial public investment) to October 31, 1995, was 5.14% and 3.78%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yield for the Trust Shares for the seven-day period ended October 31, 1995 was 5.12%. The yield for the Investment Shares for the same period was 4.97%. The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).



To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

The effective yield for the Trust Shares for the seven-day period ended October 31, 1995 was 5.25%. The effective yield for the Investment Shares for the same period was 5.10%.
The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.


PERFORMANCE COMPARISONS

The Fund's performance of both classes of shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in the Fund's or either class of shares expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.


THE STARBURST GOVERNMENT MONEY MARKET FUND
(A PORTFOLIO OF THE STARBURST FUNDS)
INVESTMENT SHARES
PROSPECTUS

The Investment Shares ("Shares") offered by this prospectus represent interests in the diversified portfolio known as The Starburst Government Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The

Cusip 855245403
1010703B-I (12/95)



Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a portfolio of short-term U.S. government securities.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Investment Shares dated



December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-239-1930.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                        2
------------------------------------------------------



GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       5

FUND INFORMATION                                                               5
------------------------------------------------------

  Management of the Fund                                                       5
  Distribution of Investment Shares                                            6
  Administration of the Fund                                                   7

NET ASSET VALUE                                                                8
------------------------------------------------------

INVESTING IN INVESTMENT SHARES                                                 8
------------------------------------------------------

  Share Purchases                                                              8
  Minimum Investment Required                                                  9
  What Shares Cost                                                             9
  Systematic Investment Program                                                9
  Certificates and Confirmations                                               9



  Dividends                                                                    9
  Capital Gains                                                                9
  Retirement Plans                                                             9

EXCHANGE PRIVILEGE                                                            10
------------------------------------------------------

REDEEMING INVESTMENT SHARES                                                   11
------------------------------------------------------

  Systematic Withdrawal Program                                               13
  Accounts with Low Balances                                                  13

SHAREHOLDER INFORMATION                                                       13
------------------------------------------------------

  Voting Rights                                                               13

EFFECT OF BANKING LAWS                                                        14
------------------------------------------------------

TAX INFORMATION                                                               14
------------------------------------------------------

  Federal Income Tax                                                          14

PERFORMANCE INFORMATION                                                       15
------------------------------------------------------




OTHER CLASSES OF SHARES                                                       15
------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                            16
------------------------------------------------------

FINANCIAL STATEMENTS                                                          17
------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                  24
------------------------------------------------------

ADDRESSES                                                                     25

------------------------------------------------------

SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------



                                                       INVESTMENT SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)....................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)..........................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable).................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).............................       None
Exchange Fee...................................................................................       None
                                          ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                                            (as a percentage of average net assets)
Management Fee.................................................................................       0.40%
12b-1 Fee (after waiver) (1)...................................................................       0.15%
Total Other Expenses...........................................................................       0.29%
          Total Investment Shares Operating Expenses (2).......................................       0.84%





(1) Under the Fund's Rule 12b-1 Distribution Plan, the Fund can pay the distributor up to 0.25% as a 12b-1 fee. The 12b-1 fee has been reduced to reflect the voluntary waiver of compensation by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion.

(2) Total Fund Operating Expenses would have been 0.94% absent the voluntary waiver by the distributor.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN INVESTMENT SHARES." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                  1 year     3 years    5 years    10 years
                                                                        ---------  ---------  ---------  ----------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period. The Fund charges no contingent deferred sales charge. ........     $9         $27        $47        $104





     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The information set forth in the foregoing table and example relates only to Investment Shares of the Fund. The Fund also offers another class of shares called Trust Shares. Investment Shares and Trust Shares are subject to certain of the same expenses; however, Trust Shares are not subject to a 12b-1 fee. See "Other Classes of Shares."


THE STARBURST GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 24.



                                                                              YEAR ENDED OCTOBER 31,
                                                                1995       1994       1993       1992       1991(a)
NET ASSET VALUE, BEGINNING OF PERIOD                          $    1.00  $    1.00  $    1.00  $    1.00   $ 1.00
------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------
  Net investment income                                            0.05       0.03       0.02       0.04     0.03
------------------------------------------------------------
LESS DISTRIBUTIONS
------------------------------------------------------------
  Distributions from net investment income                        (0.05)     (0.03)     (0.02)     (0.04)   (0.03)
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                $    1.00  $    1.00  $    1.00  $    1.00   $ 1.00
------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                                   5.14%      3.03%      2.50%      3.61%    2.74%
------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------
  Expenses                                                         0.84%      0.83%      0.82%      0.76%    0.64%(c)
------------------------------------------------------------
  Net investment income                                            5.00%      2.92%      2.48%      3.64%    5.04%(c)
------------------------------------------------------------
  Expense waiver (d)                                               0.10%      0.19%      0.20%      0.16%    0.05%(c)
------------------------------------------------------------
SUPPLEMENTAL DATA



------------------------------------------------------------
  Net assets, end of period (000 omitted)                        $5,284     $5,759     $5,671     $7,874      $8,947
------------------------------------------------------------





(a) Reflects operations for the period from April 29, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Investment Shares and Trust Shares. This prospectus relates only to Investment Shares of the Fund.




The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio consisting primarily of short-term government securities. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.


The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of short-term U.S. government securities. The average maturity of the U.S. government securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests only in short-term U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


       notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as Farm Credit Banks, National Bank for Cooperatives, Federal Home Loan Banks, Farmers Home Administration, and Federal National Mortgage Association.


Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

       the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

       discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

       the credit of the agency or instrumentality.

The securities in which the Fund invests mature in thirteen months or less from the date of acquisition unless they are purchased under a repurchase agreement that provides for repurchase by the seller within one year from the date of acquisition.

REPURCHASE AGREEMENTS. Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees, where loaned securities are marked to market daily and where the Fund receives collateral equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.


The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.





INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings.

The above investment limitation cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

       invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.


FUND INFORMATION
--------------------------------------------------------------------------------





MANAGEMENT OF THE FUND


BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to reimburse a portion of its fee and certain expenses of the Fund.


     ADVISER'S BACKGROUND. Compass Bank (formerly known as Central Bank of the South), an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central



     Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 62nd largest bank holding company in the United States and the 4th largest bank holding company in the State of Alabama in terms of total assets as of December 31, 1994, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.




     As of December 31, 1994, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990, and as of December 31, 1994, the Trust Division of Compass Bank had approximately $4.1 billion under administration of which it had investment discretion over approximately $1.95 billion. The Trust Division of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. Since 1972, the Trust Division has managed pools of commingled funds which now number 12.


     As part of their regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund will pay to Federated Securities Corp. an amount computed at an annual rate of
 .25 of 1% of the average daily net asset value of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan.

Federated Securities Corp. may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own Shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions, including Compass Bank and various other affiliates of Bancshares, will receive fees from the Distributor based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined, from time to time, by the Distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

SHAREHOLDER SERVICING ARRANGEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, the Distributor may also pay financial institutions, including Compass Bank and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of Shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan, and, if paid, will be reimbursed by the Adviser and not the Fund.

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as follows:




                 MAXIMUM                         AVERAGE AGGREGATE DAILY NET
           ADMINISTRATIVE FEE                        ASSETS OF THE TRUST
                  .15 of 1%                on the first $250 million
                 .125 of 1%                on the next $250 million
                  .10 of 1%                on the next $250 million
                 .075 of 1%                on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.


CUSTODIAN.  Compass Bank, Birmingham, Alabama, is custodian for the securities
           -
and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INVESTMENT SHARES
--------------------------------------------------------------------------------




SHARE PURCHASES

Shares of the Fund may be purchased through Compass Brokerage, Inc., a subsidiary of Compass Bank, formerly known as Central Brokerage Services, Inc. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. An investor may call Compass Brokerage, Inc. at 1-800-239-1930 or locally at 205-558-5620. Payment may be made either by check, wire transfer of federal funds, or direct debit from a Compass account.

To purchase by check, the check must be included with the order and made payable to "The Starburst Government Money Market Fund--Investment Shares." Orders are considered received after payment by check is converted into federal funds.

To purchase by wire, investors should call their Compass representative prior to 11:00 a.m. (Eastern time). It is the responsibility of Compass to transmit orders promptly. When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received before 11:00 a.m. (Eastern time) on the same day as the order to earn dividends for that day. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal or state holidays restricting wire transfers.





Under limited circumstances, arrangements may be made with Compass Brokerage, Inc. for same day receipt of purchase orders, to earn dividends that day, if such orders are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call Compass Brokerage, Inc. at 1-800-239-1930, and are reminded that the Fund does reserve the right to refuse any purchase request.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales load imposed by the Fund.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time), on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.




SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Federated Services Company. A shareholder may apply for participation in this program by calling a Compass representative.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting a Compass representative in writing.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund through a Compass representative. Share purchase orders received by the Fund before 12:00 noon (Eastern time) earn dividends that day.

CAPITAL GAINS




Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shareholders may exchange Shares of the Fund for shares in The Starburst Government Income Fund, The Starburst Money Market Fund, The Starburst Municipal Income Fund, and any other portfolios of The Starburst Funds. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with no sales load acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load imposed by the fund shares being purchased. Neither the Trust nor any of the funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the New York Stock Exchange is closed or on applicable banking holidays for affiliates of Bancshares.



When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by Federated Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Federated Services Company before 4:00 p.m. (Eastern time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233. In addition, an investor may exchange Shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Compass representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, by a Compass representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING INVESTMENT SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Federated Services Company receives the redemption request. Redemption requests cannot be executed on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative or authorized broker.

BY TELEPHONE.  Shareholders may redeem Shares of the Fund by telephoning a



Compass representative. Shareholders may call 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. Redemption requests through Compass must be received before 11:00 a.m. (Eastern time). It is the responsibility of Compass to transmit orders to the Fund by 12:00 noon (Eastern time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Federated Services Company before 12:00 noon (Eastern time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Federated Services Company.

For calls received by Compass before 11:00 a.m. (Eastern time) proceeds will normally be wired the same day to Compass. For calls received after 11:00 a.m. (Eastern time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.


Under limited circumstances, arrangements may be made with Compass for same day receipt of redemption proceeds, if such redemption requests are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call Compass Brokerage, Inc. at 1-800-239-1930.


A daily dividend will be paid on Shares redeemed if the redemption request is received by Compass after 11:00 a.m. (Eastern time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 11:00 a.m. (Eastern time) will normally be paid the same day but will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through a Compass representative. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.


SIGNATURES.  Shareholders requesting a redemption of any amount to be sent to an
            -



address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


       a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.



Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, a Systematic Withdrawal Program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an Automated Clearing House ("ACH") member. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. A shareholder may apply for participation in this program by calling a Compass representative.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.



SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of December 5, 1995, Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of approximately 111,757,159 shares (97.05%) of the Trust Shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.




EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations.

Compass Bank believes, based on the advice of its counsel, that Compass Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the adviser from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services that are being provided by Compass Bank and other affiliates of Bancshares. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Compass Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.




STATE AND LOCAL TAXES.  Shareholders are urged to consult their own tax advisers
                       -
regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its total return, yield and effective yield for Shares.


The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


Total return, yield and effective yield will be calculated separately for



Investment Shares and Trust Shares. Because Investment Shares are subject to 12b-1 fees, the total return, yield, and effective yield for Trust Shares, for the same period, will exceed that of Investment Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Trust Shares. Trust Shares are sold to accounts where Compass Bank or bank affiliates of Bancshares have a trust or agency relationship. Trust Shares are sold at net asset value. Investments in Trust Shares are subject to a minimum initial investment of $1,000.



Trust Shares are not sold pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund are sold. The Distributor may pay an administrative fee to a financial institution or broker for administrative services provided to the Trust Shares class, and may pay such a fee for administrative services provided to the Investment Shares class, in addition to fees paid pursuant to the Rule 12b-1 Plan. Any fee paid by the Distributor for administrative services will not be an expense of the class, but will be reimbursed to the Distributor by the Adviser. Expense differences between Investment Shares and Trust Shares may affect the performance of each class.


The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Trust Shares, investors may call 1-800-239-1930.



THE STARBURST GOVERNMENT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 24.



                                                                            YEAR ENDED OCTOBER 31,
                                                        1995       1994       1993       1992       1991        1990*
NET ASSET VALUE, BEGINNING OF PERIOD                  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $1.00
----------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------
  Net investment income                                    0.05       0.03       0.02       0.04       0.06    0.05
----------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------
  Distributions from net investment income                (0.05)     (0.03)     (0.03)     (0.04)     (0.06)  (0.05)
----------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                        $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $1.00
----------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                           5.29%      3.18%      2.65%      3.72%      6.05%   5.74%
----------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------
  Expenses                                                 0.69%      0.68%      0.67%      0.65%      0.64%  0.62%(a)
----------------------------------------------------
  Net investment income                                    5.15%      3.09%      2.63%      3.64%      5.76%  7.61%(a)
----------------------------------------------------
  Expense waiver (c)                                       0.00%      0.00%      0.00%      0.01%      0.05%  0.10%(a)
----------------------------------------------------
SUPPLEMENTAL DATA



----------------------------------------------------
  Net assets, end of period
  (000 omitted)                                        $121,074   $150,507   $175,601   $221,785   $174,158   $82,346
----------------------------------------------------





* Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.

(a) Computed on an annualized basis.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
UNITED STATES TREASURY BILL--5.5%
-------------------------------------------------------------------------------------------------
$   7,000,000  11/02/1995                                                                          $    6,999,003
               ----------------------------------------------------------------------------------  --------------
UNITED STATES TREASURY NOTES--26.8%
-------------------------------------------------------------------------------------------------
   34,000,000  4.25%-8.50%, 11/15/1995-8/15/1996                                                       33,928,429
               ----------------------------------------------------------------------------------  --------------
*REPURCHASE AGREEMENTS--67.7%
-------------------------------------------------------------------------------------------------
    6,000,000  Barclay's Dezeot Securities Corp., 5.83%, dated 10/31/1995,
               due 11/1/1995                                                                            6,000,000
               ----------------------------------------------------------------------------------
   25,472,000  First Chicago Capital Markets, Inc., 5.83%, dated 10/31/1995,
               due 11/1/1995                                                                           25,472,000
               ----------------------------------------------------------------------------------
   30,000,000  Fuji Securities, Inc., 5.875%, dated 10/31/1995, due 11/1/1995                          30,000,000
               ----------------------------------------------------------------------------------
    6,000,000  HSBC Securities, Inc., 5.80%, dated 10/31/1995, due 11/1/1995                            6,000,000
               ----------------------------------------------------------------------------------
    6,000,000  Nesbitt Burns Securities, Inc., 5.80%, dated 10/31/1995, due 11/1/1995                   6,000,000
               ----------------------------------------------------------------------------------



    6,000,000  Merrill Lynch Government Securities, Inc., 5.80%, dated 10/31/1995, due 11/1/1995        6,000,000
               ----------------------------------------------------------------------------------
    6,000,000  Sanwa Securities Co., 5.80%, dated 10/31/1995, due 11/1/1995                             6,000,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL REPURCHASE AGREEMENTS                                                             85,472,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                                $  126,399,432+
               ----------------------------------------------------------------------------------  --------------





+Also represents cost for federal tax purposes.

*Repurchase agreements are fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

Note: The categories of investments are shown as a percentage of net assets
      ($126,357,466) at October 31, 1995.

(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------



ASSETS:
-------------------------------------------------------------------------------------------------
Investments in repurchase agreements                                                $  85,472,000
----------------------------------------------------------------------------------
Investments in securities                                                              40,927,432
----------------------------------------------------------------------------------  -------------
Total investments in securities, at amortized cost and value                                       $  126,399,432
-------------------------------------------------------------------------------------------------
Cash                                                                                                          945
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         533,965
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     126,934,342
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                         $     517,091
----------------------------------------------------------------------------------
Accrued expenses                                                                           59,785
----------------------------------------------------------------------------------  -------------
     Total liabilities                                                                                    576,876
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 126,357,466 shares outstanding                                                      $  126,357,466
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------------------------



TRUST SHARES:
-------------------------------------------------------------------------------------------------
$121,073,863 / 121,073,863 shares outstanding                                                               $1.00
-------------------------------------------------------------------------------------------------  --------------
INVESTMENT SHARES:
-------------------------------------------------------------------------------------------------
$5,283,603 / 5,283,603 shares outstanding                                                                   $1.00
-------------------------------------------------------------------------------------------------  --------------





(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------



INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  8,639,506
----------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------
Investment advisory fee                                                                 $    591,636
--------------------------------------------------------------------------------------
Administrative personnel and services fee                                                    206,194
--------------------------------------------------------------------------------------
Custodian fees                                                                                35,437
--------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      67,874
--------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      4,294
--------------------------------------------------------------------------------------
Auditing fees                                                                                 22,571
--------------------------------------------------------------------------------------
Legal fees                                                                                     3,883
--------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     49,345
--------------------------------------------------------------------------------------
Distribution services fee--Investment Shares                                                  15,305
--------------------------------------------------------------------------------------
Share registration costs                                                                      17,028
--------------------------------------------------------------------------------------



Printing and postage                                                                          11,865
--------------------------------------------------------------------------------------
Insurance premiums                                                                             9,888
--------------------------------------------------------------------------------------
Miscellaneous                                                                                  1,368
--------------------------------------------------------------------------------------  ------------
     Total expenses                                                                        1,036,688
--------------------------------------------------------------------------------------
Waiver--
--------------------------------------------------------------------------------------
  Waiver of distribution services fee--Investment Shares                                      (6,122)
--------------------------------------------------------------------------------------  ------------
     Net expenses                                                                                        1,030,566
----------------------------------------------------------------------------------------------------  ------------
          Net investment income                                                                       $  7,608,940
----------------------------------------------------------------------------------------------------  ------------





(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                      YEAR ENDED OCTOBER 31,
                                                                                      1995             1994
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------------
Net investment income                                                            $     7,608,940  $     5,876,916
-------------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------------
Distributions from net investment income:
-------------------------------------------------------------------------------
  Trust Shares                                                                        (7,302,938)      (5,721,662)
-------------------------------------------------------------------------------
  Investment Shares                                                                     (306,002)        (155,254)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from distributions to shareholders                (7,608,940)      (5,876,916)
-------------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------------
Proceeds from sale of shares                                                         294,773,565      477,308,758
-------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 259,517          134,615
-------------------------------------------------------------------------------



Cost of shares redeemed                                                             (324,941,168)    (502,449,797)
-------------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                          (29,908,086)     (25,006,424)
-------------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                       (29,908,086)     (25,006,424)
-------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------
Beginning of period                                                                  156,265,552      181,271,976
-------------------------------------------------------------------------------  ---------------  ---------------
End of period                                                                    $   126,357,466  $   156,265,552
-------------------------------------------------------------------------------  ---------------  ---------------





(See Notes which are an integral part of the Financial Statements)


THE STARBURST GOVERNMENT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Starburst Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of The Starburst Government Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares; Trust and Investment.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized if required by the Internal Revenue Code, as amended (the "Code").

THE STARBURST GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------




     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $126,357,466.

Transactions in shares were as follows:



                                                                                        YEAR ENDED OCTOBER 31,
TRUST SHARES                                                                             1995            1994
----------------------------------------------------------------------------------  --------------  --------------
Shares sold                                                                            218,014,505     405,150,009
----------------------------------------------------------------------------------
Shares redeemed                                                                       (247,446,938)   (430,244,529)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Trust share transactions                                (29,432,433)    (25,094,520)
----------------------------------------------------------------------------------  --------------  --------------




                                                                                        YEAR ENDED OCTOBER 31,
INVESTMENT SHARES                                                                        1995            1994
----------------------------------------------------------------------------------  --------------  --------------
Shares sold                                                                             76,759,064      72,158,749
----------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                         259,513         134,615
----------------------------------------------------------------------------------
Shares redeemed                                                                        (77,494,230)    (72,205,268)
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Investment share
     transactions                                                                         (475,653)         88,096
----------------------------------------------------------------------------------  --------------  --------------
     Net change resulting from share transactions                                      (29,908,086)    (25,006,424)
----------------------------------------------------------------------------------  --------------  --------------





THE STARBURST GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate any voluntary waiver any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Compass Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.




INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
To the Board of Trustees of THE STARBURST FUNDS and the Shareholders of THE STARBURST GOVERNMENT MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Starburst Government Money Market Fund (a portfolio of The Starburst Funds) as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 1995 and 1994, and the financial highlights (see pages 2 and 16) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Starburst Government Money Market Fund as of October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
December 15, 1995





ADDRESSES
--------------------------------------------------------------------------------



The Starburst Government Money Market Fund
                    Investment Shares                                      Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser and Custodian
                    Compass Bank                                           701 S. 32nd Street
                                                                           Birmingham, Alabama 35233
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779

---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401

---------------------------------------------------------------------------------------------------------------------








                                                      THE STARBURST
                                                        GOVERNMENT
                                                    MONEY MARKET FUND
                                                    INVESTMENT SHARES

                                                        PROSPECTUS
                                             [LOGO OF STARBURST FUNDS]

                                           A Portfolio of The Starburst Funds,
                                                 An Open-End, Management
                                                    Investment Company

                                                    December 31, 1995

                                                      -------------

     FEDERATED SECURITIES CORP.
     --------------------------
     Distributor


     COMPASS BANK
     --------------------------
     Investment Adviser
     Cusip 855245304
     1010703A-R (12/95)



     93/33-2396





                  THE STARBURST GOVERNMENT MONEY MARKET FUND
                     (A PORTFOLIO OF THE STARBURST FUNDS)
                              INVESTMENT SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Investment Shares of The Starburst Government Money Market Fund (the "Fund") dated December 31, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call toll-free 1-800-239-1930.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND3

INVESTMENT OBJECTIVE AND POLICIES3

 TYPES OF INVESTMENTS            3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   4
 REPURCHASE AGREEMENTS           4
 REVERSE REPURCHASE AGREEMENTS   4
 LENDING OF PORTFOLIO SECURITIES 5
 INVESTMENT LIMITATIONS          6
 REGULATORY COMPLIANCE           8
THE STARBURST FUNDS MANAGEMENT   8

 FUND OWNERSHIP                 17
 TRUSTEES COMPENSATION          18
 TRUSTEE LIABILITY              19
INVESTMENT ADVISORY SERVICES    19

 ADVISER TO THE FUND            19
 ADVISORY FEES                  20
BROKERAGE TRANSACTIONS          21

OTHER SERVICES                  22

 FUND ADMINISTRATION            22
 CUSTODIAN                      23
 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              23
 INDEPENDENT AUDITORS           23



PURCHASING INVESTMENT SHARES    23

 DISTRIBUTION PLAN              23
 CONVERSION TO FEDERAL FUNDS    25
DETERMINING NET ASSET VALUE     25

 USE OF THE AMORTIZED COST METHOD25
REDEEMING INVESTMENT SHARES     27

 REDEMPTION IN KIND             27
MASSACHUSETTS PARTNERSHIP LAW   28

TAX STATUS                      29

 THE FUND'S TAX STATUS          29
 SHAREHOLDERS' TAX STATUS       29
TOTAL RETURN                    29

YIELD                           30

EFFECTIVE YIELD                 31

PERFORMANCE COMPARISONS         31



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Starburst Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.
Shares of the Fund are offered in two classes, known as Investment Shares and Trust Shares. This Statement of Additional Information relates to the Investment Shares ("Shares") of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
The Fund invests in short-term U.S. government securities.
  VARIABLE RATE U.S. GOVERNMENT SECURITIES
     Some of the short-term U.S. government securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate.
     Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.



INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.



  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations, or its Declaration of Trust.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets during the coming fiscal year.



REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs (nationally recognized statistical rating organizations), according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
THE STARBURST FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with The Starburst Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Trustee



Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.




John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development



Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee



Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated



Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President or Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA



Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee



Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.



@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut



Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.


FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 5, 1995, the following shareholders of record owned 5% or more of the outstanding Investment shares of the Fund: Barzoria Valve and Fitting Co., Lake Jackson, Texas owned approximately 660,492 shares (11.54%); Lawson State Community College, Birmingham, Alabama owned approximately 482,631 shares (8.43%); Compass Bank, as Trustee for IDB Mobile County, Axis, Alabama owned approximately 467,065 shares (8.16%); Mary Ann Davis, Birmingham, Alabama owned approximately 408,175 shares (7.13%); Fred Burgos Construction Co., Inc., Montgomery, Alabama owned approximately 401,216 shares (7.01%); Mobile Heart Center, PC, Mobile, Alabama owned approximately 349,458 shares (6.11%); and the Estate of Rosetta T. Yarbrough, Lucretia Y. Gay and Beverly Yarbrough Chancey, Co-Executors, Birmingham, Alabama owned approximately 287,219 shares (5.02%).
As of December 5, 1995, the following shareholder of record owned 5% or more of the outstanding Trust shares of the Fund: Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, owned approximately 111,757,159 shares (97.05%)





TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0
Trustee
Thomas G. Bigley,$1,225
Trustee
John T. Conroy, Jr.,       $1,584
Trustee
William J. Copeland,       $1,584
Trustee
James E. Dowd,   $1,584
Trustee
Lawrence D. Ellis, M.D.,   $1,447
Trustee
Edward L. Flaherty, Jr.,   $1,584
Trustee
Edward D. Gonzales,        $       0
Executive Vice President,
Treasurer and Trustee
Peter E. Madden, $1,226



Trustee
Gregor F. Meyer, $1,447
Trustee
John E. Murray, Jr.,       $   858
Trustee
Wesley W. Posvar,$1,447
Trustee
Marjorie P. Smuts,         $1,447
Trustee


* Information is furnished for the fiscal year ended October 31, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Compass Bank, an Alabama state banking corporation, formerly known as Central Bank of the South (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc.
("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware.



The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993, the Adviser earned $591,636, $761,164, and $851,820, respectively, which was reduced by $0, $0, and $0, respectively, because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.



     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.
The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the Fund paid administrative services fees of $206,194, $260,034, and $287,970, respectively.



CUSTODIAN
Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING INVESTMENT SHARES

Shares are sold at their net asset value without a sales load on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in Investment Shares."
Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."
DISTRIBUTION PLAN
With respect to the Investment Shares class of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940.



The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
For the fiscal year ended October 31, 1995, the Fund paid distribution services fees of $15,305, of which $6,122, was voluntarily waived.



CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a Share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.



The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. REDEEMING INVESTMENT SHARES

The Fund redeems Shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Investment Shares." Although Federated Services Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.



TAX STATUS

THE FUND'S TAX STATUS
The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

The Fund's average annual total return for Investment Shares for the fiscal year ended October 31, 1995, and for the period from April 29, 1991 (date of initial public investment) to October 31, 1995, was 5.14% and 3.78%, respectively.
The Fund's average annual total return for Trust Shares for the fiscal year ended October 31, 1995, and for the period from February 5, 1990 (date of initial public investment) to October 31, 1995, was 5.29% and 4.64%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yield for the Investment Shares for the seven-day period ended October 31, 1995 was 4.97%. The yield for the Trust Shares for the same period was 5.12%. The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:
   o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;



   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

The effective yield for the Investment Shares for the seven-day period ended October 31, 1995 was 5.10%. The effective yield for the Trust Shares for the same period was 5.25%.
The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance of both classes of shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in the Fund's or either class of shares expenses; and
   o the relative amount of Fund cash flow.



Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "short-term U.S. government funds" category in advertising and sales literature.
   o SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.








Cusip 855245304


THE STARBURST MONEY MARKET FUND
(A PORTFOLIO OF THE STARBURST FUNDS)
TRUST SHARES

PROSPECTUS

The Trust Shares ("Shares") offered by this prospectus represent interests in the diversified portfolio known as The Starburst Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Trust Shares dated
December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-239-1930.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                             2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3

  Investment Policies                                                          3

Investment Risks                                                             7

  Investment Limitations                                                       7

FUND INFORMATION                                                               8
------------------------------------------------------

  Management of the Fund                                                       8

Distribution of Trust Shares                                                 9

  Administration of the Fund                                                   9

NET ASSET VALUE                                                               10
------------------------------------------------------

INVESTING IN TRUST SHARES                                                     10
------------------------------------------------------

  Share Purchases                                                             10

  Minimum Investment Required                                                 11

  What Shares Cost                                                            11
  Shareholder Accounts                                                        11

  Dividends                                                                   11
  Capital Gains                                                               11
  Retirement Plans                                                            11

EXCHANGE PRIVILEGE                                                            12
------------------------------------------------------

REDEEMING TRUST SHARES                                                        13
------------------------------------------------------

  Accounts with Low Balances                                                  15

SHAREHOLDER INFORMATION                                                       15
------------------------------------------------------

  Voting Rights                                                               15

EFFECT OF BANKING LAWS                                                        15
------------------------------------------------------

TAX INFORMATION                                                               16
------------------------------------------------------

  Federal Income Tax                                                          16

PERFORMANCE INFORMATION                                                       16
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       17
------------------------------------------------------
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                       18
------------------------------------------------------

FINANCIAL STATEMENTS                                                          19
------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                  28
------------------------------------------------------

ADDRESSES                                                                     29
------------------------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                                         TRUST SHARES
                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..............................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering
price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                            ANNUAL TRUST SHARES OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee.........................................................................       0.40%
12b-1 Fee.................................................................................       None
Total Other Expenses....................................................................       0.24%
          Total Trust Shares Operating Expenses (1)...................... ............       0.64%


 (1) The Annual Trust Shares Operating Expenses were 0.59% for the fiscal year ended October 31, 1995. The expenses in the table above reflect a reduction in the voluntary waiver of the investment advisory fee for the fiscal year ending October 31, 1996.

THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE
VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE TRUST SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN TRUST SHARES." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
                                                                        ---------  ---------  ---------  ----------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period. The Fund charges no contingent deferred sales charge..     $7         $21     $36  $80


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The information set forth in the foregoing table and example relates only to Trust Shares of the Fund. The Fund also offers another class of shares called Investment Shares. Trust Shares and Investment Shares are subject to certain of the same expenses; however, Trust Shares are not subject to a 12b-1 fee. See "Other Classes of Shares."



THE STARBURST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 28.

                                                                                YEAR ENDED OCTOBER 31,
                                                            1995          1994       1993      1992      1991     1990(a)
NET ASSET VALUE, BEGINNING OF PERIOD                      $    1.00  $    1.00  $    1.00  $    1.00  $    1.00   $ 1.00
--------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------
  Net investment income                                        0.05       0.03       0.03       0.04       0.06    0.06
--------------------------------------------------------
LESS DISTRIBUTIONS
--------------------------------------------------------
  Distributions from net investment income                   (0.05)     (0.03)     (0.03)     (0.04)     (0.06)   (0.06)
--------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                            $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $ 1.00
--------------------------------------------------------  ---------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                              5.51%      3.29%      2.84%      4.07%      6.44%    5.89%
--------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------
  Expenses                                                    0.56%      0.75%      0.70%      0.64%      0.62%   0.58%(c)
--------------------------------------------------------
  Net investment income                                       5.38%      3.26%      2.83%      4.01%      6.13%   7.80%(c)
--------------------------------------------------------
  Expense waiver/reimbursement (d)                            0.10%      0.04%      0.00%      0.01%      0.05%   0.10%(c)
--------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------
  Net assets, end of period (000 omitted)                  $141,435   $158,367   $131,508   $187,394   $212,997   $117,716
--------------------------------------------------------


(a) Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Investment Shares and Trust Shares. This prospectus relates only to Trust Shares of the Fund.

The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments maturing in thirteen months or less. Except as noted herein, a minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:


       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities, such as demand notes;

       asset-backed securities;

       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.



REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


CREDIT ENHANCEMENT.  Certain of the Fund's acceptable investments may be
                    -
credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Single-purpose, stand-alone finance subsidiaries or trusts and special purpose entities generally do not have any significant assets other than the receivables securing the participation interests. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include pools of credit card receivables, automobile installment loan contracts, corporate loans or debt securities, corporate receivables or other types of debt obligations. In addition to being supported by the stream of payments generated by the debt obligations, payments of principal and interest on the participation interests may be supported up to certain amounts and for certain periods of time by irrevocable letters of credit, insurance policies, and/or other credit agreements issued by financial institutions unaffiliated with the issuers and by monies on deposit in certain bank accounts of the issuer. Payments of interest on the participation interests may also rely on payments made pursuant to interest rate swap agreements made with other unaffiliated financial institutions.



The participation interests described above will be rated Aa or better or P-1 by Moody's Investor Service, Inc. or AA or A-1 or better by Standard & Poor's Ratings Group. The Fund may also invest in participation interests which are not rated but are determined by the Trustees to be of comparable quality.


If the participation interests include the unconditional written right to demand payment at par value plus accrued interest from the issuer, the demand feature will be used in determining the maturity of the participation interest. So long as the demand feature can require payment by the issuer within seven days, the participation interest will not be deemed to be illiquid. The secondary market, if any, for certain of these obligations may be extremely limited and any such obligations purchased by the Fund will be regarded as illiquid, unless they include the seven-day demand feature. Such illiquid obligations will be included within the 10% limitation by the Fund on investment of its net assets in illiquid securities. Participation interests which do not include a demand feature will nevertheless be of high quality and will be purchased taking into consideration the Fund's intent to value its securities at amortized cost and to stabilize the net asset value of its shares at $1.00.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees, where loaned securities are marked to market daily and where the Fund receives collateral equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.


The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in the commercial paper issued by finance companies. The finance companies in which the Fund expects to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified by the Fund in the industry of its parent corporation.

In addition, the Fund may invest 25% or more of the value of its total assets in any combination of cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and instruments secured by these money market instruments, such as repurchase agreements.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or

       with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

       invest more than 5% of the value of its total assets in securities of issuers that have records of less than three years of continuous operations, including the operations of any predecessor.


FUND INFORMATION
--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND


BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to reimburse a portion of its fee and certain expenses of the Fund.


     ADVISER'S BACKGROUND. Compass Bank (formerly known as Central Bank of the South), an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 62nd largest bank holding company in the United States and the 4th largest bank holding company in the State of Alabama in terms of total assets as of December 31, 1994, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.



     As of December 31, 1994, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990, and as of December 31, 1994, the Trust Division of Compass Bank had approximately $4.1 billion under administration of which it had investment discretion over approximately $1.95 billion. The Trust Division
     Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. Since 1972, the Trust Division has managed pools of commingled funds which now number 12.


     As part of their regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF TRUST SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATIVE ARRANGEMENTS. The Distributor may pay financial institutions a fee based upon the average net asset value of Shares of their customers invested in the Fund for providing administrative services. This fee, if paid, will be reimbursed by the Adviser and not the Fund.

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as follows:

        MAXIMUM                  AVERAGE AGGREGATE DAILY NET
  ADMINISTRATIVE FEE                 ASSETS OF THE TRUST
         .15 of 1%                        on the first $250 million
        .125 of 1%                         on the next $250 million
         .10 of 1%                         on the next $250 million
        .075 of 1%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.


CUSTODIAN.  Compass Bank, Birmingham, Alabama, is custodian for the securities
           -
and cash of the Fund for which it recives an annual fee of 0.02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN TRUST SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through the Trust Division of Compass Bank, Birmingham, Alabama or through other affiliates of Bancshares providing trust and similar services. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

To purchase Shares, a customer may contact their local Compass trust administrator or contact a Compass Bank trust officer by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at Compass.

To purchase by check, the check must be included with the order and made payable to "The Starburst Money Market Fund--Trust Shares." Orders are considered received after payment by check is converted into federal funds.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before 11:00 a.m. (Eastern time) on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to 11:00 a.m. (Eastern time). Federal funds should be wired as follows: Compass Bank; ABA Number 06001186; Credit: Federated Services Company Deposit Account--A/C Number 70124645; Further credit to: The Starburst Money Market Fund--Trust Shares; Re:
(Shareholder name and account number).


Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day, if such orders are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal or state holidays restricting wire transfers.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales load imposed by the Fund.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


SHAREHOLDER ACCOUNTS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Shares by Compass on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund or Compass, as appropriate. Share purchase orders received by the Fund before 12:00 noon (Eastern time) earn dividends that day.

CAPITAL GAINS

Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shareholders may exchange Shares of the Fund for shares in The Starburst Government Income Fund, The Starburst Government Money Market Fund, The Starburst Municipal Income Fund, and any other portfolios of The Starburst Funds. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with no sales load acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load imposed by the fund shares being purchased. Neither the Trust nor any of the funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the New York Stock Exchange is closed or on applicable banking holidays for affiliates of Bancshares.


When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by Federated Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass trust representative.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass trust representative.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass and transmitted to Federated Services Company before 4:00 p.m. (Eastern time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Starburst Money Market Fund-Trust Shares, 701 S. 32nd Street, Birmingham, Alabama 35233.

Shareholders of the Fund may have difficulty in making exchanges by telephone during times of drastic economic or market changes. If shareholders cannot contact their Compass trust representative by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: The Starburst Money Market Fund-Trust Shares, 701 S. 32nd Street, Birmingham, Alabama 35233.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, and deposited to the shareholder's account before being exchanged.

REDEEMING TRUST SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Federated Services Company receives the redemption request. Redemption requests cannot be executed on days on which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through their Compass trust representative.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning their Compass trust representative. Shareholders may call toll-free 800-239-2265 Ext. 6701. Redemption requests through Compass must be received before 11:00 a.m. (Eastern time). It is the responsibility of Compass to transmit orders to the Fund by 12:00 noon (Eastern time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Federated Services Company before 12:00 noon (Eastern time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Federated Services Company.
For calls received by Compass before 11:00 a.m. (Eastern time) proceeds will normally be wired the same day to Compass. For calls received after 11:00 a.m. (Eastern time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.


Under limited circumstances, arrangements may be made with Compass for same day receipt of redemption proceeds, if such redemption requests are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call their Compass representative.


A daily dividend will be paid on Shares redeemed if the redemption request is received by Compass after 11:00 a.m. (Eastern time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 11:00 a.m. (Eastern time) will normally be paid the same day but will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a shareholder's Compass trust representative. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through their Compass trust representative. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: The Starburst Money Market Fund Trust Shares, 701 S. 32nd Street, Birmingham, Alabama 35233.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


       a savings bank or savings association whose deposits are insured by SAIF which is administered by the FDIC; or


       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of December 5, 1995, Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of approximately 115,195,288 shares (84.88%) of the Trust Shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.



EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations.

Compass Bank believes, based on the advice of its counsel, that Compass Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the adviser from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services that are being provided by Compass Bank and other affiliates of Bancshares. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Compass Bank is found) as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its total return, yield and effective yield for Shares.


The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


Total return, yield and effective yield will be calculated separately for Trust Shares and Investment Shares. Because Investment Shares are subject to 12b-1 fees, the total return, yield, and effective yield for Trust Shares, for the same period, will exceed that of Investment Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Investment Shares. Investment Shares are sold primarily to retail customers of Compass. Investment Shares are sold at net asset value. Investments in Investment Shares are subject to a minimum initial investment of $1,000.



Investment Shares are distributed pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares of the Fund than from another class of shares. While the Distributor may in addition to fees paid pursuant to the Rule 12b-1 Plan, pay an administrative fee to a financial institution or broker for administrative services provided to a class, such a fee will not be an expense of the class, but will be reimbursed to the Distributor by the Adviser. Expense differences between Investment Shares and Trust Shares may affect the performance of each class.



The stated advisory fee is the same for both classes of shares.



To obtain more information and a prospectus for Investment Shares, investors may call 1-800-239-1930.



THE STARBURST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Independent Auditors on page 28.

                                                                                       YEAR ENDED OCTOBER 31,
                                                                          1995       1994       1993       1992     1991(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                    $    1.00  $    1.00  $    1.00  $    1.00 $  1.00
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------
  Net investment income                                                      0.05       0.03       0.03       0.04    0.06
----------------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------------
  Distributions from net investment income                                 (0.05)     (0.03)     (0.03)     (0.04)   (0.06)
----------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                          $     1.00 $     1.00 $     1.00 $     1.00 $ 1.00
----------------------------------------------------------------------  ---------  ---------  ---------  ---------  ---------
TOTAL RETURN (b)                                                            5.35%      3.13%      2.69%      3.95%   2.90%
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------------
  Expenses                                                                  0.71%      0.91%      0.86%      0.78% 0.61%(c)
----------------------------------------------------------------------
  Net investment income                                                     5.22%      3.11%      2.66%      3.65% 5.51%(c)
----------------------------------------------------------------------
  Expense waiver/reimbursement (d)                                          0.20%      0.22%      0.20%      0.19% 0.05%(c)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                $54,914    $39,722    $39,780    $36,432  $7,238
----------------------------------------------------------------------


 (a) Reflects operations for the period from April 29, 1991 (date of initial public investment) to October 31, 1991.
 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
 (c) Computed on an annualized basis.
 (d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)


THE STARBURST MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
CERTIFICATES OF DEPOSIT--6.6%
-------------------------------------------------------------------------------------------------
$   5,000,000  National Westminster Bank, 5.75%, 11/27/1995                                        $    4,999,947
               ----------------------------------------------------------------------------------
    8,000,000  Societe Generale Bank, 5.75%, 12/15/1995                                                 8,000,097
               ----------------------------------------------------------------------------------  --------------
               TOTAL CERTIFICATES OF DEPOSIT                                                           13,000,044
               ----------------------------------------------------------------------------------  --------------
*COMMERCIAL PAPER--60.1%
-------------------------------------------------------------------------------------------------
               CONSUMER PRODUCTS--2.5%
               ----------------------------------------------------------------------------------
    5,000,000  Philip Morris Cos., Inc., 5.75%, 11/9/1995                                               4,993,611
               ----------------------------------------------------------------------------------  --------------
               FINANCE AUTOMOTIVE--4.1%
               ----------------------------------------------------------------------------------
    8,000,000  Vehicle Services of America, Inc., 5.70%, 12/6/1995                                      7,955,667
               ----------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--13.7%
               ----------------------------------------------------------------------------------
    5,000,000  American General Finance Corp., 5.72%, 11/17/1995                                        4,987,289
               ----------------------------------------------------------------------------------
    9,000,000  Bankamerica Corp., 5.73%, 11/3/1995--11/10/1995                                          8,992,678
               ----------------------------------------------------------------------------------
    9,000,000  Merrill Lynch & Co., Inc., 5.73%, 11/10/1995                                             8,987,108
               ----------------------------------------------------------------------------------
    4,000,000  Transamerica Finance Corp., 5.72%, 11/6/1995                                             3,996,822
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   26,963,897
               ----------------------------------------------------------------------------------  --------------
               FUNDING CORPORATION--33.3%
               ----------------------------------------------------------------------------------
    5,000,000  Black & Decker Recop Trust, 5.76%, 11/28/1995                                            5,000,000
               ----------------------------------------------------------------------------------
    9,000,000  Circuit City Recop Trust, 5.73%, 11/08/1995                                              9,000,000
               ----------------------------------------------------------------------------------
    9,446,000  Credit Card Securitization Corp., 5.73%, 12/14/1995                                      9,381,350
               ----------------------------------------------------------------------------------
    9,000,000  Falcon Asset Securitization Corp., 5.70%--5.72%,
               11/1/1995--11/13/1995                                                                    8,992,373
               ----------------------------------------------------------------------------------
    9,000,000  General Electric Capital Corp., 5.60%--5.73%, 11/3/1995--12/20/1995                      8,981,099
               ----------------------------------------------------------------------------------
    9,000,000  Madison Funding Corp., 5.75%, 12/20/1995                                                 8,929,563
               ----------------------------------------------------------------------------------
    9,000,000  Receivables Capital Corp., 5.73%--5.74%, 11/16/1995--11/20/1995                          8,975,313
               ----------------------------------------------------------------------------------
    6,000,000  Safeco Credit Co., Inc., 5.69%, 12/19/1995                                               5,954,480
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   65,214,178
               ----------------------------------------------------------------------------------  --------------


THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
*COMMERCIAL PAPER--CONTINUED
-------------------------------------------------------------------------------------------------
               LEASING--2.5%
               ----------------------------------------------------------------------------------
$   5,000,000  International Lease Finance Corp., 5.69%, 11/10/1995                                $    4,992,887
               ----------------------------------------------------------------------------------  --------------
               UTILITIES--4.0%
               ----------------------------------------------------------------------------------
    3,000,000  Southern California Edison Co., 5.60%, 12/21/1995                                        2,976,667
               ----------------------------------------------------------------------------------
    5,000,000  Southwestern Bell Telephone Co., 5.65%, 1/30/1996                                        4,929,375
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    7,906,042
               ----------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                 118,026,282
               ----------------------------------------------------------------------------------  --------------
CORPORATE NOTES--13.0%
-------------------------------------------------------------------------------------------------
               CONSUMER PRODUCTS--1.0%
               ----------------------------------------------------------------------------------
    2,000,000  Philip Morris Cos., Inc., 8.55%, 7/26/1996                                               2,037,304
               ----------------------------------------------------------------------------------  --------------
               FINANCE-AUTOMOTIVE--3.2%
               ----------------------------------------------------------------------------------
    6,250,000  Ford Motor Credit Corp., 5.15%--8.90%, 12/11/1995--8/1/1996                              6,300,529
               ----------------------------------------------------------------------------------  --------------
               FINANCE-COMMERCIAL--4.0%
               ----------------------------------------------------------------------------------
    7,770,000  Associates Corp. of North America, 5.75%--9.00%,
               12/1/1995--10/15/1996                                                                    7,813,420
               ----------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--.5%
               ----------------------------------------------------------------------------------
    1,000,000  Nationsbank Corp., 4.75%, 8/15/1996                                                        989,852
               ----------------------------------------------------------------------------------  --------------
               LEASING--2.5%
               ----------------------------------------------------------------------------------
    4,900,000  International Lease Finance Corp., 5.75%--7.99%,
               1/15/1996--10/15/1996                                                                    4,948,217
               ----------------------------------------------------------------------------------  --------------
               UTILITIES--1.8%
               ----------------------------------------------------------------------------------
    3,500,000  Southwestern Bell Telephone Co., 8.30%, 6/1/1996                                         3,547,733
               ----------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE NOTES                                                                   25,637,055
               ----------------------------------------------------------------------------------  --------------
**VARIABLE RATE INSTRUMENTS--13.3%
-------------------------------------------------------------------------------------------------
    8,000,000  Commonwealth Life Insurance Co., 6.08%, 1/3/1996++                                       8,000,000
               ----------------------------------------------------------------------------------
    8,000,000  National Home Life Assurance Co., 6.08%, 1/3/1996++                                      8,000,000
               ----------------------------------------------------------------------------------
   10,000,000  Student Loan Marketing Association, 5.825%, 11/27/1996                                  10,007,383
               ----------------------------------------------------------------------------------  --------------
               TOTAL VARIABLE RATE INSTRUMENTS                                                         26,007,383
               ----------------------------------------------------------------------------------  --------------


THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------

  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
***REPURCHASE AGREEMENT--7.0%
-------------------------------------------------------------------------------------------------
$  13,667,000  Fuji Securities, Inc., 5.875%, dated 10/31/1995, due 11/1/1995                      $   13,667,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                                $  196,337,764+
               ----------------------------------------------------------------------------------  --------------


* Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
** Denotes variable rate securities which show current rate and next demand date.
*** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. +Also represents cost for federal tax purposes.
++Denotes restricted securities which are subject to restrictions on resale under Federal Securities law. These securities are considered illiquid.
Note: The categories of investments are shown as a percentage of net assets
      ($196,348,411) at October 31, 1995.
 (See Notes which are an integral part of the Financial Statements)



THE STARBURST MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  196,337,764
-------------------------------------------------------------------------------------------------
Cash                                                                                                          222
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         783,653
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 21,509
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     197,143,148
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                            $  719,967
-------------------------------------------------------------------------------------
Accrued expenses                                                                           74,770
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    794,737
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 196,348,411 shares outstanding                                                      $  196,348,411
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------------------------
TRUST SHARES:
-------------------------------------------------------------------------------------------------
$141,434,536 / 141,434,536 shares outstanding                                                      $         1.00
-------------------------------------------------------------------------------------------------  --------------
INVESTMENT SHARES:
-------------------------------------------------------------------------------------------------
$54,913,875 / 54,913,875 shares outstanding                                                        $         1.00
-------------------------------------------------------------------------------------------------  --------------


 (See Notes which are an integral part of the Financial Statements)

THE STARBURST MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  11,576,511
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $    779,414
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   271,773
-------------------------------------------------------------------------------------
Custodian fees                                                                               47,531
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     64,423
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     2,538
-------------------------------------------------------------------------------------
Auditing fees                                                                                19,866
-------------------------------------------------------------------------------------
Legal fees                                                                                    4,130
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    47,513
-------------------------------------------------------------------------------------
Distribution services fee--Investment Shares                                                107,306
-------------------------------------------------------------------------------------
Share registration costs                                                                     28,458
-------------------------------------------------------------------------------------
Printing and postage                                                                         11,107
-------------------------------------------------------------------------------------
Insurance premiums                                                                            7,741
-------------------------------------------------------------------------------------
Miscellaneous                                                                                   985
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       1,392,785
-------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------
     Waiver of investment advisory fee                                    $  (188,477)
------------------------------------------------------------------------
     Waiver of distribution services fee--Investment Shares                   (42,922)
------------------------------------------------------------------------  -----------
       Total waivers                                                                       (231,399)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   1,161,386
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  10,415,125
---------------------------------------------------------------------------------------------------  -------------


(See Notes which are an integral part of the Financial Statements)

THE STARBURST MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             YEAR ENDED            YEAR ENDED
                                                                          OCTOBER 31, 1995      OCTOBER 31, 1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $     10,415,125      $      5,694,713
----------------------------------------------------------------------  --------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income
----------------------------------------------------------------------
     Trust Shares                                                               (8,173,671)           (4,486,408)
----------------------------------------------------------------------
     Investment Shares                                                          (2,241,454)           (1,208,305)
----------------------------------------------------------------------  --------------------  --------------------
          Change in net assets resulting from distributions to
          shareholders                                                         (10,415,125)           (5,694,713)
----------------------------------------------------------------------  --------------------  --------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                   714,974,884           712,751,811
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           2,128,998             1,156,479
----------------------------------------------------------------------
Cost of shares redeemed                                                       (718,844,833)         (687,107,098)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from share transactions                     (1,740,951)           26,801,192
----------------------------------------------------------------------  --------------------  --------------------
          Change in net assets                                                  (1,740,951)           26,801,192
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                            198,089,362           171,288,170
----------------------------------------------------------------------  --------------------  --------------------
End of period                                                             $    196,348,411      $    198,089,362
----------------------------------------------------------------------  --------------------  --------------------


(See Notes which are an integral part of the Financial Statements)


THE STARBURST MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Starburst Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of The Starburst Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust and Investment.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized if required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $196,348,411.

Transactions in shares were as follows:

                                                                                  YEAR ENDED OCTOBER 31,
                                TRUST SHARES                                       1995            1994
Shares sold                                                                      334,084,839     349,300,863
----------------------------------------------------------------------------
Shares redeemed                                                                 (351,017,125)   (322,442,175)
----------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Trust share transactions                          (16,932,286)     26,858,688
----------------------------------------------------------------------------  --------------  --------------

                                                                                  YEAR ENDED OCTOBER 31,
                             INVESTMENT SHARES                                     1994            1995
Shares sold                                                                      380,890,049     363,450,948
----------------------------------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                                                          2,128,994       1,156,479
----------------------------------------------------------------------------
Shares redeemed                                                                 (367,827,708)   (364,664,923)
----------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Investment share
     transactions                                                                 15,191,335         (57,496)
----------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Fund share transactions                            (1,740,951)     26,801,192
----------------------------------------------------------------------------  --------------  --------------


(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate any voluntary waiver any time at its sole discretion.

THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Compass Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
To the Board of Trustees of THE STARBURST FUNDS and the Shareholders of THE STARBURST MONEY MARKET FUND:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Starburst Money Market Fund (a portfolio of The Starburst Funds) as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 1995 and 1994, and the financial highlights (see pages 2 and 18) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Starburst Money Market Fund as of October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

The Starburst Money Market Fund
                    Trust Shares                                           Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser and Custodian
                    Compass Bank                                           701 S. 32nd Street
                                                                           Birmingham, Alabama 35233
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779

--------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------


                                                      THE STARBURST
                                                    MONEY MARKET FUND
                                                       TRUST SHARES

                                                        PROSPECTUS

                                                [LOGO OF STARBURST FUNDS]

                                           A Portfolio of The Starburst Funds,
                                                 An Open-End, Management
                                                    Investment Company

                                                    December 31, 1995


                                                       ------------

     FEDERATED SECURITIES CORP.
     --------------------------
     Distributor


     COMPASS BANK
     --------------------------
     Investment Adviser

     Cusip 855245601
     1010704A-R (12/95)
                       THE STARBURST MONEY MARKET FUND
                     (A PORTFOLIO OF THE STARBURST FUNDS)
                                 TRUST SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Trust Shares of The Starburst Money Market Fund (the "Fund") dated December 31, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call toll-free 1-800-239-1930. FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND3

INVESTMENT OBJECTIVE AND POLICIES3

 TYPES OF INVESTMENTS            3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   5
 REPURCHASE AGREEMENTS           5
 REVERSE REPURCHASE AGREEMENTS   6
 CREDIT ENHANCEMENT              7
 RESTRICTED AND ILLIQUID SECURITIES
                                 7
 LENDING OF PORTFOLIO SECURITIES 8
 INVESTMENT LIMITATIONS          8
 REGULATORY COMPLIANCE          12
THE STARBURST FUNDS MANAGEMENT  13

 FUND OWNERSHIP                 21
 TRUSTEES COMPENSATION          22
 TRUSTEE LIABILITY              23
INVESTMENT ADVISORY SERVICES    24

 ADVISER TO THE FUND            24
 ADVISORY FEES                  24
BROKERAGE TRANSACTIONS          25

OTHER SERVICES                  27

 FUND ADMINISTRATION            27
 CUSTODIAN                      27



 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              27
 INDEPENDENT AUDITORS           27
PURCHASING TRUST SHARES         27

 CONVERSION TO FEDERAL FUNDS    28
DETERMINING NET ASSET VALUE     28

 USE OF THE AMORTIZED COST METHOD28
REDEEMING TRUST SHARES          30

 REDEMPTION IN KIND             31
MASSACHUSETTS PARTNERSHIP LAW   31

TAX STATUS                      32

 THE FUND'S TAX STATUS          32
 SHAREHOLDERS' TAX STATUS       32
TOTAL RETURN                    33

YIELD                           33

EFFECTIVE YIELD                 34

PERFORMANCE COMPARISONS         35



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Starburst Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.
Shares of the Fund are offered in two classes, known as Investment Shares and Trust Shares. This Statement of Additional Information relates to the Trust Shares ("Shares") of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
The Fund invests primarily in money market instruments which mature in thirteen months or less and which include, but are not limited to, commercial paper and variable amount demand master notes, bank instruments, U.S. government obligations and repurchase agreements.
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.



  BANK INSTRUMENTS
     In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Fund may invest in:
     oEurodollar Certificates of Deposit issued by foreign branches of U.S.
      or foreign banks;
     oEurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
     oCanadian Time deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United
      States; and
     oYankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
  RATINGS.
     A nationally recognized statistical rating organizations' ("NRSROs") highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S.



     Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oNational Bank for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.


RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Trustees.



The Board considers the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% of the value of its total assets in the commercial paper issued by finance companies.
     The Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.


  INVESTING IN COMMODITIES AND REAL ESTATE
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4(2) of the Securities Act of 1933.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations or its Declaration of Trust.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.



The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money, pledge securities, invest in illiquid securities, restricted securities or engage in when-issued and delayed delivery transactions, or reverse repurchase agreements, in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs (nationally recognized statistical rating organizations), according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
THE STARBURST FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with The Starburst Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.






John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd



571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director,



Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President or Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the



Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated



Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 5, 1995, the following shareholder of record owned 5% or more of the outstanding Trust shares of the Fund: Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, owned approximately 115,195,288 shares (84.88%); Compass Bank, for the account of River Oaks Trust/ERISA, owned approximately 12,401,800 shares (9.14%); and Compass Bank, for the account of River Oaks Trust Co., owned approximately 8,110,898 shares (5.98%).



As of December 5, 1995, the following shareholders of record owned 5% or more of the outstanding Investment shares of the Fund: Mobile Aerospace Engineering, Inc., Mobile, Alabama owned approximately 8,082,500 shares (15.08%); Pilot Catastrophe Services, Inc., Mobile, Alabama owned approximately 4,608,493 shares (8.60%); and Compass Bancshares Insurance, Inc., Birmingham, Alabama, acting in various capacities for numerous accounts, owned approximately 3,668,171 shares (6.84%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0
Trustee
Thomas G. Bigley,$1,225
Trustee
John T. Conroy, Jr.,       $1,584
Trustee
William J. Copeland,       $1,584
Trustee
James E. Dowd,   $1,584
Trustee
Lawrence D. Ellis, M.D.,   $1,447
Trustee
Edward L. Flaherty, Jr.,   $1,584



Trustee
Edward D. Gonzales,        $       0
Executive Vice President,
Treasurer and Trustee
Peter E. Madden, $1,226
Trustee
Gregor F. Meyer, $1,447
Trustee
John E. Murray, Jr.,       $   858
Trustee
Wesley W. Posvar,$1,447
Trustee
Marjorie P. Smuts,         $1,447
Trustee


* Information is furnished for the fiscal year ended October 31, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.


TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Compass Bank, an Alabama State banking corporation, formerly known as Central Bank of the South (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., as bank holding company organized under the laws of Delaware.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993, the Adviser earned $779,414, $706,200, and $825,361, respectively, which was reduced by $188,477, $63,808, and $0, respectively, because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.



The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the Fund incurred administrative service fees of $271,773, $241,658, and $279,069, respectively.
CUSTODIAN
Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING TRUST SHARES

Shares are sold at their net asset value without a sales load on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in Trust Shares."
Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund are sometimes referred to herein as "Compass."
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a Share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.



     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


REDEEMING TRUST SHARES

The Fund redeems Shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Trust Shares." Although Federated Services Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.



REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption in made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

THE FUND'S TAX STATUS
The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If,



     for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

The Fund's average annual total return for Trust Shares for the fiscal year ended October 31, 1995, and for the period from February 5, 1990 (date of initial public investment) to October 31, 1995, was 5.51% and 4.88%, respectively.
The Fund's average annual total return for Investment Shares for the fiscal year ended October 31, 1995, and for the period from April 29, 1991 (date of initial public investment) to October 31, 1995, was 5.35% and 4.00%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yield for the Trust Shares for the seven-day period ended October 31, 1995 was 5.37%. The yield for the Investment Shares for the same period was 5.22%. The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:



   o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

The effective yield for the Trust Shares for the seven-day period ended October 31, 1995 was 5.52%. The effective yield for Investment Shares for the same period was 5.36%.
The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.





PERFORMANCE COMPARISONS

The Fund's performance for both classes of shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in the Fund's or either class of shares expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instrument funds" category in advertising and sales literature.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.



THE STARBURST MONEY MARKET FUND
(A PORTFOLIO OF THE STARBURST FUNDS)
INVESTMENT SHARES
PROSPECTUS

The Investment Shares ("Shares") offered by this prospectus represent interests in the diversified portfolio known as The Starburst Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

Cusip 855245601
1010704B-I (12/95)




THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information for Investment Shares dated
December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-239-1930.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




Prospectus dated December 31, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--INVESTMENT SHARES                                        2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3

  Investment Policies                                                          3

  Investment Risks                                                             7

  Investment Limitations                                                       7

FUND INFORMATION                                                               8



------------------------------------------------------

  Management of the Fund                                                       8

  Distribution of Investment Shares                                            9

  Administration of the Fund                                                  10

NET ASSET VALUE                                                               11
------------------------------------------------------

INVESTING IN INVESTMENT SHARES                                                11
------------------------------------------------------

  Share Purchases                                                             11

  Minimum Investment Required                                                 11

  What Shares Cost                                                            12

  Systematic Investment Program                                               12

  Certificates and Confirmations                                              12

  Dividends                                                                   12

  Capital Gains                                                               12



  Retirement Plans                                                            12

EXCHANGE PRIVILEGE                                                            13
------------------------------------------------------

REDEEMING INVESTMENT SHARES                                                   14
------------------------------------------------------

  Systematic Withdrawal Program                                               16
  Accounts with Low Balances                                                  16

SHAREHOLDER INFORMATION                                                       16
------------------------------------------------------

  Voting Rights                                                               16

EFFECT OF BANKING LAWS                                                        17
------------------------------------------------------

TAX INFORMATION                                                               17
------------------------------------------------------

  Federal Income Tax                                                          17

PERFORMANCE INFORMATION                                                       18
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       18



------------------------------------------------------

FINANCIAL HIGHLIGHTS--TRUST SHARES                                            19
------------------------------------------------------

FINANCIAL STATEMENTS                                                          20
------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                  29
------------------------------------------------------
ADDRESSES                                                                     30

-----------------------------------------------------




SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------



                                                       INVESTMENT SHARES
                                                SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...............................       None
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price).....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)............................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable)........................................       None
Exchange Fee..............................................................................................       None
                                          ANNUAL INVESTMENT SHARES OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee............................................................................................       0.40%
12b-1 Fee (after waiver) (1)..............................................................................       0.15%
Total Other Expenses......................................................................................       0.24%
         Total Investment Shares Operating Expenses (2)...................................................       0.79%





 (1) Under the Fund's Rule 12b-1 Distribution Plan, the Fund can pay the distributor up to 0.25% as a 12b-1 fee. The 12b-1 fee has been reduced to reflect the voluntary waiver of compensation by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion.
 (2) The Annual Investment Shares Operating Expenses were 0.74% for the fiscal year ended October 31, 1995. The expenses in the table above reflect a reduction in the voluntary waiver of the investment advisory fee for the fiscal year ending October 31, 1996. Total Investment Shares Operating Expenses are anticipated to be 0.89% absent the voluntary waiver by the distributor.
THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE
VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN INVESTMENT SHARES." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                     1 year     3 years    5 years   10 years
                                                                           ---------  ---------  ---------  ---------
You would pay the following expenses on a $1,000 investment assuming (1)
5% annual return and (2) redemption at the end of each time period. The
Fund charges no contingent deferred sales charge.........................     $8         $25        $44        $98





    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

    The information set forth in the foregoing table and example relates only to Investment Shares of the Fund. The Fund also offers another class of shares called Trust Shares. Investment Shares and Trust Shares are subject to certain of the same expenses; however, Trust Shares are not subject to a 12b-1 fee. See "Other Classes of Shares."



THE STARBURST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--INVESTMENT SHARES
--------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Report of Independent Auditors on page 29.



                                                                               YEAR ENDED OCTOBER 31,
                                                                 1995       1994       1993       1992       1991(a)
NET ASSET VALUE, BEGINNING OF PERIOD                           $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------
  Net investment income                                             0.05       0.03       0.03       0.04        0.03
-------------------------------------------------------------
LESS DISTRIBUTIONS
-------------------------------------------------------------
  Distributions from net investment income                         (0.05)     (0.03)     (0.03)     (0.04)      (0.03)
-------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                 $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
-------------------------------------------------------------  ---------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                                    5.35%      3.13%      2.69%      3.95%       2.90%
-------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------
  Expenses                                                          0.71%      0.91%      0.86%      0.78%    0.61%(c)
-------------------------------------------------------------
  Net investment income                                             5.22%      3.11%      2.66%      3.65%    5.51%(c)
-------------------------------------------------------------
  Expense waiver/reimbursement (d)                                  0.20%      0.22%      0.20%      0.19%    0.05%(c)
-------------------------------------------------------------
SUPPLEMENTAL DATA



-------------------------------------------------------------
  Net assets, end of period (000 omitted)                        $54,914    $39,722    $39,780    $36,432      $7,238
-------------------------------------------------------------





(a) Reflects operations for the period from April 29, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Investment Shares and Trust Shares. This prospectus relates only to Investment Shares of the Fund.



The Fund is designed as a convenient means of accumulating an interest in a professionally managed, diversified portfolio limited to money market instruments maturing in thirteen months or less. Except as noted herein, a minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.


The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the various requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.


INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.


ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:


       domestic issues of corporate debt obligations, including variable rate demand notes;

       commercial paper (including Canadian Commercial Paper and Europaper);

       certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

       short-term credit facilities, such as demand notes;

       asset-backed securities;



       obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

       other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.

     VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest adjustment or the date on which the Fund may next tender the security for repurchase.

     BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee



     Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

     SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.



REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


CREDIT ENHANCEMENT.  Certain of the Fund's acceptable investments may be
                    -
credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership or default of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security.


DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


PARTICIPATION INTERESTS.  The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Single-purpose, stand-alone finance subsidiaries or trusts and special purpose entities generally do not have any significant assets other than the receivables securing the participation interests. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include pools of credit card receivables, automobile installment loan contracts, corporate loans or debt securities, corporate receivables or other types of debt obligations. In addition to being supported by the stream of payments generated by the debt obligations, payments of principal and interest on the participation interests may be supported up to certain amounts and for certain periods of time by irrevocable letters of credit, insurance policies, and/or other credit agreements issued by financial institutions unaffiliated with the issuers and by monies on deposit in certain bank accounts of the issuer. Payments of interest on the participation interests may also rely on payments made pursuant to interest rate swap agreements made with other unaffiliated financial institutions.



The participation interests described above will be rated Aa or better or P-1 by Moody's Investor Service, Inc. or AA or A-1 or better by Standard & Poor's Ratings Group. The Fund may also invest in participation interests which are not rated but are determined by the Trustees to be of comparable quality.


If the participation interests include the unconditional written right to demand payment at par value plus accrued interest from the issuer, the demand feature will be used in determining the maturity of the participation interest. So long as the demand feature can require payment by the issuer within seven days, the participation interest will not be deemed to be illiquid. The secondary market, if any, for certain of these obligations may be extremely limited and any such obligations purchased by the Fund will be regarded as illiquid, unless they include the seven-day demand feature. Such illiquid obligations will be included within the 10% limitation by the Fund on investment of its net assets in illiquid securities. Participation interests which do not include a demand feature will nevertheless be of high quality and will be purchased taking into consideration the Fund's intent to value its securities at amortized cost and to stabilize the net asset value of its shares at $1.00.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees, where loaned securities are marked to market daily and where the Fund receives collateral equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.


The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in the commercial paper issued by finance companies. The finance companies in which the Fund expects to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified by the Fund in the industry of its parent corporation.

In addition, the Fund may invest 25% or more of the value of its total assets in any combination of cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities and instruments secured by these money market instruments, such as repurchase agreements.

INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or

       with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, can be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

       invest more than 5% of the value of its total assets in securities of issuers that have records of less than three years of continuous operations, including the operation of any predecessor.


FUND INFORMATION

--------------------------------------------------------------------------------


MANAGEMENT OF THE FUND





BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .40 of 1% of the Fund's average daily net assets. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to reimburse a portion of its fee and certain expenses of the Fund.


     ADVISER'S BACKGROUND. Compass Bank (formerly known as Central Bank of the South), an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 62nd largest bank holding company in the United States and the 4th largest bank holding company in the State of Alabama in terms of total assets as of December 31, 1994, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.



     As of December 31, 1994, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990, and as of
     December 31, 1994, the Trust Division of the Compass Bank had approximately $4.1 billion under administration of which it had investment discretion over approximately $1.95 billion.


     The Trust Division of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. Since 1972, the Trust Division has managed pools of commingled funds which now number 12.

     As part of their regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SHARES




Federated Securities Corp. (the "Distributor") is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund will pay to Federated Securities Corp. an amount computed at an annual rate of
 .25 of 1% of the average daily net asset value of the Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Plan.

Federated Securities Corp. may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own Shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions, including Compass Bank and various other affiliates of Bancshares, will receive fees from the Distributor based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined, from time to time, by the Distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.




State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

SHAREHOLDER SERVICING ARRANGEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, the Distributor may also pay financial institutions, including Compass Bank and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of Shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan, and, if paid, will be reimbursed by the Adviser and not the Fund.

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as follows:



        MAXIMUM                AVERAGE AGGREGATE DAILY NET
  ADMINISTRATIVE FEE               ASSETS OF THE TRUST
         .15 of 1%       on the first $250 million
        .125 of 1%       on the next $250 million
         .10 of 1%       on the next $250 million
        .075 of 1%       on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.


CUSTODIAN.  Compass Bank, Birmingham, Alabama, is custodian for the securities
           -
and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INVESTMENT SHARES
--------------------------------------------------------------------------------




SHARE PURCHASES

Shares of the Fund may be purchased through Compass Brokerage, Inc., a subsidiary of Compass Bank, formerly known as Central Brokerage Services, Inc. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. An investor may call Compass Brokerage, Inc. at 1-800-239-1930 or locally at 205-558-5620. Payment may be made either by check, wire transfer of federal funds, or direct debit from a Compass account.

To purchase by check, the check must be included with the order and made payable to "The Starburst Money Market Fund--Investment Shares." Orders are considered received after payment by check is converted into federal funds.

To purchase by wire, investors should call their Compass representative prior to 11:00 a.m. (Eastern time). It is the responsibility of Compass to transmit orders promptly. When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received before 11:00 a.m. (Eastern time) on the same day as the order to earn dividends for that day. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal or state holidays restricting wire transfers.





Under limited circumstances, arrangements may be made with Compass Brokerage, Inc. for same day receipt of purchase orders, to earn dividends that day, if such orders are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call Compass Brokerage, Inc. at 1-800-239-1930, and are reminded that the Fund does reserve the right to refuse any purchase request.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales load imposed by the Fund.


The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.




SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Shares at the net asset value next determined after an order is received by Federated Services Company. A shareholder may apply for participation in this program by calling a Compass representative.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting a Compass representative in writing.

Monthly confirmations are sent to report transactions such as purchases and redemptions as well as dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund through a Compass representative. Share purchase orders received by the Fund before 12:00 noon (Eastern time) earn dividends that day.

CAPITAL GAINS




Capital gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shareholders may exchange Shares of the Fund for shares in The Starburst Government Income Fund, The Starburst Government Money Market Fund, The Starburst Municipal Income Fund, and any other portfolios of The Starburst Funds. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with no sales load acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load imposed by the fund shares being purchased. Neither the Trust nor any of the funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the New York Stock Exchange is closed or on applicable banking holidays for affiliates of Bancshares.




When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by Federated Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. In addition, investors may exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Federated Services Company before 4:00 p.m. (Eastern time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Mutual Fund Coordinator, Compass Brokerage, Inc.,



701 S. 32nd Street, Birmingham, Alabama 35233. In addition, an investor may exchange Shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Compass representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, by a Compass representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING INVESTMENT SHARES
--------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Federated Services Company receives the redemption request. Redemption requests cannot be executed on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative or authorized broker.



BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning a Compass representative. Shareholders may call 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. Redemption requests through Compass must be received before 11:00 a.m. (Eastern time). It is the responsibility of Compass to transmit orders to the Fund by 12:00 noon (Eastern time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Federated Services Company before 12:00 noon (Eastern time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Federated Services Company.

For calls received by Compass before 11:00 a.m. (Eastern time) proceeds will normally be wired the same day to Compass. For calls received after 11:00 a.m. (Eastern time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.


Under limited circumstances, arrangements may be made with Compass for same day receipt of redemption proceeds, if such redemption requests are received prior to 2:00 p.m. (Eastern time). Investors interested in establishing such arrangements are requested to call Compass Brokerage, Inc. at 1-800-239-1930.


A daily dividend will be paid on Shares redeemed if the redemption request is received by Compass after 11:00 a.m. (Eastern time). However, the proceeds are normally not wired until the following business day. Redemption requests received before 11:00 a.m. (Eastern time) will normally be paid the same day but will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through a Compass representative. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Compass should mail written requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.



SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


       a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


       a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or


       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantee from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.



Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, a Systematic Withdrawal Program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an Automated Clearing House ("ACH") member. Depending upon the amount of the withdrawal payments and the amount of dividends paid with respect to Shares, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. A shareholder may apply for participation in this program by calling a Compass representative.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.



SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote. As of December 5, 1995, Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, was the owner of record of approximately 115,195,288 shares (84.88%) of the Trust Shares of the Fund, and therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.


As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.




EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations.

Compass Bank believes, based on the advice of its counsel, that Compass Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the adviser from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services that are being provided by Compass Bank and other affiliates of Bancshares. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Compass Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX


The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.




STATE AND LOCAL TAXES.  Shareholders are urged to consult their own tax advisers
                       -
regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------


From time to time, the Fund advertises its total return, yield and effective yield for Shares.


The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.


Total return, yield and effective yield will be calculated separately for



Investment Shares and Trust Shares. Because Investment Shares are subject to 12b-1 fees, the total return, yield, and effective yield for Trust Shares, for the same period, will exceed that of Investment Shares.



From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Fund also offers another class of shares called Trust Shares. Trust Shares are sold to accounts with which Compass Bank or bank affiliates of Bancshares have a trust or agency relationship. Trust Shares are sold at net asset value. Investments in Trust Shares are subject to a minimum initial investment of $1,000.



Trust Shares are not sold pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund are sold. The Distributor may pay an administrative fee to a financial institution or broker for administrative services provided to the Trust Shares class, and may pay such a fee for administrative services provided to the Investment Shares class, in addition to fees paid pursuant to the Rule 12b-1 Plan. Any fee paid by the Distributor for administrative services will not be an expense of the class, but will be reimbursed to the Distributor by the Adviser. Expense differences between Investment Shares and Trust Shares may affect the performance of each class.


The stated advisory fee is the same for both classes of shares.


To obtain more information and a prospectus for Trust Shares, investors may call 1-800-239-1930.



THE STARBURST MONEY MARKET FUND
FINANCIAL HIGHLIGHTS--TRUST SHARES


--------------------------------------------------------------------------------


(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


Reference is made to the Report of Independent Auditors on page 29.



                                                                                   YEAR ENDED OCTOBER 31,
                                                               1995       1994       1993       1992    1990 1990(a)
NET ASSET VALUE, BEGINNING OF PERIOD                         $    1.00  $    1.00  $    1.00  $    1.00  $  1.00 $1.00
-----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------------------
  Net investment income                                           0.05       0.03       0.03       0.04   0.06   0.06
-----------------------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------------------
  Distributions from net investment income                      (0.05)     (0.03)     (0.03)     (0.04) (0.06) (0.06)
-----------------------------------------------------------  ---------  ---------  ---------  ---------  ---------       -----
NET ASSET VALUE, END OF PERIOD                               $     1.00 $     1.00 $     1.00 $     1.00 $ 1.00 $1.00
-----------------------------------------------------------  ---------  ---------  ---------  ---------  ---------       -----
TOTAL RETURN (b)                                                 5.51%      3.29%      2.84%      4.07%  6.44%   5.89%
-----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------------------
  Expenses                                                       0.56%      0.75%      0.70%      0.64% 0.62%0.58%(c)
-----------------------------------------------------------
  Net investment income                                          5.38%      3.26%      2.83%      4.01%  6.13%0.80%(c)
-----------------------------------------------------------
  Expense waiver/reimbursement (d)                               0.10%      0.04%      0.00%      0.01%  0.05%0.10%(c)
-----------------------------------------------------------
SUPPLEMENTAL DATA



-----------------------------------------------------------
  Net assets, end of period (000 omitted)                    $141,434   $158,367   $131,508   $187,394$212,997$117,716
-----------------------------------------------------------





(a) Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(SEE NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS)


THE STARBURST MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
CERTIFICATES OF DEPOSIT--6.6%
-------------------------------------------------------------------------------------------------
$   5,000,000  National Westminster Bank, 5.75%, 11/27/1995                                        $    4,999,947
               ----------------------------------------------------------------------------------
    8,000,000  Societe Generale Bank, 5.75%, 12/15/1995                                                 8,000,097
               ----------------------------------------------------------------------------------  --------------
               TOTAL CERTIFICATES OF DEPOSIT                                                           13,000,044
               ----------------------------------------------------------------------------------  --------------
*COMMERCIAL PAPER--60.1%
-------------------------------------------------------------------------------------------------
               CONSUMER PRODUCTS--2.5%
               ----------------------------------------------------------------------------------
    5,000,000  Philip Morris Cos., Inc., 5.75%, 11/9/1995                                               4,993,611
               ----------------------------------------------------------------------------------  --------------
               FINANCE AUTOMOTIVE--4.1%
               ----------------------------------------------------------------------------------
    8,000,000  Vehicle Services of America, Inc., 5.70%, 12/6/1995                                      7,955,667
               ----------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--13.7%
               ----------------------------------------------------------------------------------
    5,000,000  American General Finance Corp., 5.72%, 11/17/1995                                        4,987,289
               ----------------------------------------------------------------------------------



    9,000,000  Bankamerica Corp., 5.73%, 11/3/1995--11/10/1995                                          8,992,678
               ----------------------------------------------------------------------------------
    9,000,000  Merrill Lynch & Co., Inc., 5.73%, 11/10/1995                                             8,987,108
               ----------------------------------------------------------------------------------
    4,000,000  Transamerica Finance Corp., 5.72%, 11/6/1995                                             3,996,822
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   26,963,897
               ----------------------------------------------------------------------------------  --------------
               FUNDING CORPORATION--33.3%
               ----------------------------------------------------------------------------------
    5,000,000  Black & Decker Recop Trust, 5.76%, 11/28/1995                                            5,000,000
               ----------------------------------------------------------------------------------
    9,000,000  Circuit City Recop Trust, 5.73%, 11/08/1995                                              9,000,000
               ----------------------------------------------------------------------------------
    9,446,000  Credit Card Securitization Corp., 5.73%, 12/14/1995                                      9,381,350
               ----------------------------------------------------------------------------------
    9,000,000  Falcon Asset Securitization Corp., 5.70%--5.72%,
               11/1/1995--11/13/1995                                                                    8,992,373
               ----------------------------------------------------------------------------------
    9,000,000  General Electric Capital Corp., 5.60%--5.73%, 11/3/1995--12/20/1995                      8,981,099
               ----------------------------------------------------------------------------------
    9,000,000  Madison Funding Corp., 5.75%, 12/20/1995                                                 8,929,563
               ----------------------------------------------------------------------------------
    9,000,000  Receivables Capital Corp., 5.73%--5.74%, 11/16/1995--11/20/1995                          8,975,313
               ----------------------------------------------------------------------------------
    6,000,000  Safeco Credit Co., Inc., 5.69%, 12/19/1995                                               5,954,480
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                   65,214,178



               ----------------------------------------------------------------------------------  --------------





THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
*COMMERCIAL PAPER--CONTINUED
-------------------------------------------------------------------------------------------------
               LEASING--2.5%
               ----------------------------------------------------------------------------------
$   5,000,000  International Lease Finance Corp., 5.69%, 11/10/1995                                $    4,992,887
               ----------------------------------------------------------------------------------  --------------
               UTILITIES--4.0%
               ----------------------------------------------------------------------------------
    3,000,000  Southern California Edison Co., 5.60%, 12/21/1995                                        2,976,667
               ----------------------------------------------------------------------------------
    5,000,000  Southwestern Bell Telephone Co., 5.65%, 1/30/1996                                        4,929,375
               ----------------------------------------------------------------------------------  --------------
               Total                                                                                    7,906,042
               ----------------------------------------------------------------------------------  --------------
               TOTAL COMMERCIAL PAPER                                                                 118,026,282
               ----------------------------------------------------------------------------------  --------------
CORPORATE NOTES--13.0%
-------------------------------------------------------------------------------------------------
               CONSUMER PRODUCTS--1.0%
               ----------------------------------------------------------------------------------
    2,000,000  Philip Morris Cos., Inc., 8.55%, 7/26/1996                                               2,037,304
               ----------------------------------------------------------------------------------  --------------



               FINANCE-AUTOMOTIVE--3.2%
               ----------------------------------------------------------------------------------
    6,250,000  Ford Motor Credit Corp., 5.15%--8.90%, 12/11/1995--8/1/1996                              6,300,529
               ----------------------------------------------------------------------------------  --------------
               FINANCE-COMMERCIAL--4.0%
               ----------------------------------------------------------------------------------
    7,770,000  Associates Corp. of North America, 5.75%--9.00%,
               12/1/1995--10/15/1996                                                                    7,813,420
               ----------------------------------------------------------------------------------  --------------
               FINANCIAL SERVICES--.5%
               ----------------------------------------------------------------------------------
    1,000,000  Nationsbank Corp., 4.75%, 8/15/1996                                                        989,852
               ----------------------------------------------------------------------------------  --------------
               LEASING--2.5%
               ----------------------------------------------------------------------------------
    4,900,000  International Lease Finance Corp., 5.75%--7.99%,
               1/15/1996--10/15/1996                                                                    4,948,217
               ----------------------------------------------------------------------------------  --------------
               UTILITIES--1.8%
               ----------------------------------------------------------------------------------
    3,500,000  Southwestern Bell Telephone Co., 8.30%, 6/1/1996                                         3,547,733
               ----------------------------------------------------------------------------------  --------------
               TOTAL CORPORATE NOTES                                                                   25,637,055
               ----------------------------------------------------------------------------------  --------------
**VARIABLE RATE INSTRUMENTS--13.3%
-------------------------------------------------------------------------------------------------
    8,000,000  Commonwealth Life Insurance Co., 6.08%, 1/3/1996++                                       8,000,000
               ----------------------------------------------------------------------------------



    8,000,000  National Home Life Assurance Co., 6.08%, 1/3/1996++                                      8,000,000
               ----------------------------------------------------------------------------------
   10,000,000  Student Loan Marketing Association, 5.825%, 11/27/1996                                  10,007,383
               ----------------------------------------------------------------------------------  --------------
               TOTAL VARIABLE RATE INSTRUMENTS                                                         26,007,383
               ----------------------------------------------------------------------------------  --------------





THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT                                                                                              VALUE
-------------  ----------------------------------------------------------------------------------  --------------
***REPURCHASE AGREEMENT--7.0%
-------------------------------------------------------------------------------------------------
$  13,667,000  Fuji Securities, Inc., 5.875%, dated 10/31/1995, due 11/1/1995                      $   13,667,000
               ----------------------------------------------------------------------------------  --------------
               TOTAL INVESTMENTS, AT AMORTIZED COST                                                $  196,337,764+
               ----------------------------------------------------------------------------------  --------------





* Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
** Denotes variable rate securities which show current rate and next demand date.
*** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. +Also represents cost for federal tax purposes.
++Denotes restricted securities which are subject to restrictions on resale under Federal Securities law. These securities are considered illiquid.
Note: The categories of investments are shown as a percentage of net assets
      ($196,348,411) at October 31, 1995.
 (See Notes which are an integral part of the Financial Statements)

THE STARBURST MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------



ASSETS:
-------------------------------------------------------------------------------------------------
Total investments in securities, at amortized cost and value                                       $  196,337,764
-------------------------------------------------------------------------------------------------
Cash                                                                                                          222
-------------------------------------------------------------------------------------------------
Income receivable                                                                                         783,653
-------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                 21,509
-------------------------------------------------------------------------------------------------  --------------
     Total assets                                                                                     197,143,148
-------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------
Income distribution payable                                                            $  719,967
-------------------------------------------------------------------------------------
Accrued expenses                                                                           74,770
-------------------------------------------------------------------------------------  ----------
     Total liabilities                                                                                    794,737
-------------------------------------------------------------------------------------------------  --------------
NET ASSETS for 196,348,411 shares outstanding                                                      $  196,348,411
-------------------------------------------------------------------------------------------------  --------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
-------------------------------------------------------------------------------------------------
TRUST SHARES:
-------------------------------------------------------------------------------------------------



$141,434,536 / 141,434,536 shares outstanding                                                      $         1.00
-------------------------------------------------------------------------------------------------  --------------
INVESTMENT SHARES:
-------------------------------------------------------------------------------------------------
$54,913,875 / 54,913,875 shares outstanding                                                        $         1.00
-------------------------------------------------------------------------------------------------  --------------





(See Notes which are an integral part of the Financial Statements)

THE STARBURST MONEY MARKET FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995

--------------------------------------------------------------------------------



INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------
Interest                                                                                             $  11,576,511
---------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------
Investment advisory fee                                                                $    779,414
-------------------------------------------------------------------------------------
Administrative personnel and services fee                                                   271,773
-------------------------------------------------------------------------------------
Custodian fees                                                                               47,531
-------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                     64,423
-------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                     2,538
-------------------------------------------------------------------------------------
Auditing fees                                                                                19,866
-------------------------------------------------------------------------------------
Legal fees                                                                                    4,130
-------------------------------------------------------------------------------------
Portfolio accounting fees                                                                    47,513
-------------------------------------------------------------------------------------
Distribution services fee--Investment Shares                                                107,306
-------------------------------------------------------------------------------------
Share registration costs                                                                     28,458
-------------------------------------------------------------------------------------



Printing and postage                                                                         11,107
-------------------------------------------------------------------------------------
Insurance premiums                                                                            7,741
-------------------------------------------------------------------------------------
Miscellaneous                                                                                   985
-------------------------------------------------------------------------------------  ------------
     Total expenses                                                                       1,392,785
-------------------------------------------------------------------------------------
Waivers--
------------------------------------------------------------------------
     Waiver of investment advisory fee                                    $  (188,477)
------------------------------------------------------------------------
     Waiver of distribution services fee--Investment Shares                   (42,922)
------------------------------------------------------------------------  -----------
       Total waivers                                                                       (231,399)
-------------------------------------------------------------------------------------  ------------
          Net expenses                                                                                   1,161,386
---------------------------------------------------------------------------------------------------  -------------
               Net investment income                                                                 $  10,415,125
---------------------------------------------------------------------------------------------------  -------------





(See Notes which are an integral part of the Financial Statements)

THE STARBURST MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                YEAR ENDED OCTOBER 31,
                                                                                      1995             1994
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------
OPERATIONS--
-------------------------------------------------------------------------
Net investment income                                                      $    10,415,125  $     5,694,713
-------------------------------------------------------------------------  ---------------  ---------------
DISTRIBUTIONS TO SHAREHOLDERS--
-------------------------------------------------------------------------
Distributions from net investment income
-------------------------------------------------------------------------
     Trust Shares                                                               (8,173,671)      (4,486,408)
-------------------------------------------------------------------------
     Investment Shares                                                          (2,241,454)      (1,208,305)
-------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets resulting from distributions to
          shareholders                                                         (10,415,125)      (5,694,713)
-------------------------------------------------------------------------  ---------------  ---------------
SHARE TRANSACTIONS--
-------------------------------------------------------------------------
Proceeds from sale of shares                                                   714,974,884      712,751,811
-------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                           2,128,998        1,156,479



-------------------------------------------------------------------------
Cost of shares redeemed                                                       (718,844,833)    (687,107,098)
-------------------------------------------------------------------------  ---------------  ---------------
     Change in net assets resulting from share transactions                     (1,740,951)      26,801,192
-------------------------------------------------------------------------  ---------------  ---------------
          Change in net assets                                                  (1,740,951)      26,801,192
-------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------
Beginning of period                                                            198,089,362      171,288,170
-------------------------------------------------------------------------  ---------------  ---------------
End of period                                                              $   196,348,411  $   198,089,362
-------------------------------------------------------------------------  ---------------  ---------------





(See Notes which are an integral part of the Financial Statements)

THE STARBURST MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Starburst Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of The Starburst Money Market Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Trust and Investment.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--The Funds use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.




     REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's underlying collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized if required by the Internal Revenue Code, as amended (the "Code").

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------

     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 1995, capital paid-in aggregated $196,348,411.

Transactions in shares were as follows:



                                                                                  YEAR ENDED OCTOBER 31,
TRUST SHARES                                                                       1995            1994
Shares sold                                                                      334,084,839     349,300,863
----------------------------------------------------------------------------
Shares redeemed                                                                 (351,017,125)   (322,442,175)
----------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Trust share transactions                          (16,932,286)     26,858,688
----------------------------------------------------------------------------  --------------  --------------

                                                                                  YEAR ENDED OCTOBER 31,
INVESTMENT SHARES                                                                  1995            1994
Shares sold                                                                      380,890,049     363,450,948
----------------------------------------------------------------------------
Shares issued to shareholders in payment
of distributions declared                                                          2,128,994       1,156,479
----------------------------------------------------------------------------
Shares redeemed                                                                 (367,827,708)   (364,664,923)
----------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Investment share
     transactions                                                                 15,191,335         (57,496)
----------------------------------------------------------------------------  --------------  --------------
     Net change resulting from Fund share transactions                            (1,740,951)     26,801,192
----------------------------------------------------------------------------  --------------  --------------








(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .40 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate any voluntary waiver any time at its sole discretion.

THE STARBURST MONEY MARKET FUND
--------------------------------------------------------------------------------

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. This fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Investment Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25 of 1% of the average daily net assets of the Investment Shares, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund. This fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

CUSTODIAN FEES--Compass Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of THE STARBURST FUNDS and the Shareholders of THE STARBURST MONEY MARKET FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Starburst Money Market Fund (a portfolio of The Starburst Funds) as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 1995 and 1994, and the financial highlights (see pages 2 and 19) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1995 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Starburst Money Market Fund as of October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------




The Starburst Money Market Fund
                    Investment Shares                                      Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser and Custodian
                    Compass Bank                                           701 S. 32nd Street
                                                                           Birmingham, Alabama 35233
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------





                                                      THE STARBURST
                                                    MONEY MARKET FUND
                                                    INVESTMENT SHARES

                                                        PROSPECTUS

                                                [LOGO OF STARBURST FUNDS]

                                           A Portfolio of The Starburst Funds,
                                                 An Open-End, Management
                                                    Investment Company
                                                    December 31, 1995

                                                      -------------


     FEDERATED SECURITIES CORP.
     --------------------------
     Distributor


     COMPASS BANK
     --------------------------
     Investment Adviser
     Cusip 855245502
     1010704A-R (12/95)



     93/33-2398





                       THE STARBURST MONEY MARKET FUND
                     (A PORTFOLIO OF THE STARBURST FUNDS)
                              INVESTMENT SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of Investment Shares of The Starburst Money Market Fund (the "Fund") dated December 31, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write the Fund or call toll-free 1-800-239-1930. FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND4

INVESTMENT OBJECTIVE AND POLICIES4

 TYPES OF INVESTMENTS            4
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   6
 REPURCHASE AGREEMENTS           6
 REVERSE REPURCHASE AGREEMENTS   7
 CREDIT ENHANCEMENT              8
 RESTRICTED AND ILLIQUID SECURITIES
                                 8
 LENDING OF PORTFOLIO SECURITIES 9
 INVESTMENT LIMITATIONS          9
 REGULATORY COMPLIANCE          13
THE STARBURST FUNDS MANAGEMENT  14

 FUND OWNERSHIP                 22
 TRUSTEES COMPENSATION          23
 TRUSTEE LIABILITY              24
INVESTMENT ADVISORY SERVICES    25

 ADVISER TO THE FUND            25
 ADVISORY FEES                  25
BROKERAGE TRANSACTIONS          26

OTHER SERVICES                  28

 FUND ADMINISTRATION            28
 CUSTODIAN                      28



 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              28
 INDEPENDENT AUDITORS           28



PURCHASING INVESTMENT SHARES    28

 DISTRIBUTION PLAN              29
 CONVERSION TO FEDERAL FUNDS    30
DETERMINING NET ASSET VALUE     30

 USE OF THE AMORTIZED COST METHOD30
REDEEMING INVESTMENT SHARES     32

 REDEMPTION IN KIND             33
MASSACHUSETTS PARTNERSHIP LAW   33

TAX STATUS                      34

 THE FUND'S TAX STATUS          34
 SHAREHOLDERS' TAX STATUS       34
TOTAL RETURN                    35

YIELD                           35

EFFECTIVE YIELD                 36

PERFORMANCE COMPARISONS         36



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Starburst Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.
Shares of the Fund are offered in two classes, known as Investment Shares and Trust Shares. This Statement of Additional Information relates to the Investment Shares ("Shares") of the Fund.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
TYPES OF INVESTMENTS
The Fund invests primarily in money market instruments which mature in thirteen months or less and which include, but are not limited to, commercial paper and variable amount demand master notes, bank instruments, U.S. government obligations and repurchase agreements.
The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC, such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations.



  BANK INSTRUMENTS
     In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, the Fund may invest in:
     oEurodollar Certificates of Deposit issued by foreign branches of U.S.
      or foreign banks;
     oEurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks;
     oCanadian Time deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United
      States; and
     oYankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.
  RATINGS.
     A nationally recognized statistical rating organizations' ("NRSROs") highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."
  U.S. GOVERNMENT OBLIGATIONS
     The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S.



     Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury;
     othe issuer's right to borrow from the U.S. Treasury;
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
     othe credit of the agency or instrumentality issuing the obligations. Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:
     oFarm Credit Banks;
     oNational Bank for Cooperatives;
     oFederal Home Loan Banks;
     oFarmers Home Administration; and
     oFederal National Mortgage Association.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The Fund may enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These assets are marked to market daily and maintained until the transaction is settled.
During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreement.
CREDIT ENHANCEMENT
The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.
The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.


RESTRICTED AND ILLIQUID SECURITIES
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) to the Trustees.



The Board considers the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades. LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.
INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets including the amounts borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will invest 25% of the value of its total assets in the commercial paper issued by finance companies.
     The Fund may invest more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.
  INVESTING IN COMMODITIES AND REAL ESTATE
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4(2) of the Securities Act of 1933.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by the Fund's investment objective, policies, limitations or its Declaration of Trust.
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.



The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers which have records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will not purchase securities of other investment companies except as part of a merger, consolidation, reorganization, or other acquisition.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, except it may purchase the securities of issuers which invest in or sponsor such programs.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable time deposits with maturities over seven days, and certain restricted securities not determined by the Trustees to be liquid.



Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money, pledge securities, invest in illiquid securities, restricted securities or engage in when-issued and delayed delivery transactions, or reverse repurchase agreements in excess of 5% of the value of its net assets during the coming fiscal year.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs (nationally recognized statistical rating organizations), according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.
THE STARBURST FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with The Starburst Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.






John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd



571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director,



Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President or Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.



Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.




Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee



Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the



Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.




John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated



Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 5, 1995, the following shareholders of record owned 5% or more of the outstanding Investment shares of the Fund: Mobile Aerospace Engineering, Inc., Mobile, Alabama owned approximately 8,082,500 shares (15.08%); Pilot Catastrophe Services, Inc., Mobile, Alabama owned approximately 4,608,493 shares (8.60%); and Compass Bancshares Insurance, Inc., Birmingham, Alabama, acting in various capacities for numerous accounts, owned approximately 3,668,171 shares (6.84%).



As of December 5, 1995, the following shareholder of record owned 5% or more of the outstanding Trust shares of the Fund: Compass Bank, Birmingham, Alabama, acting in various capacities for numerous accounts, owned approximately 115,195,288 shares (84.88%); Compass Bank, for the account of River Oaks Trust/ERISA, owned approximately 12,401,800 shares (9.14%); and Compass Bank, for the account of River Oaks Trust Co., owned approximately 8,110,898 shares (5.98%).
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0
Trustee
Thomas G. Bigley,$1,225
Trustee
John T. Conroy, Jr.,       $1,584
Trustee
William J. Copeland,       $1,584
Trustee
James E. Dowd,   $1,584
Trustee
Lawrence D. Ellis, M.D.,   $1,447
Trustee
Edward L. Flaherty, Jr.,   $1,584



Trustee
Edward D. Gonzales,        $       0
Executive Vice President,
Treasurer and Trustee
Peter E. Madden, $1,226
Trustee
Gregor F. Meyer, $1,447
Trustee
John E. Murray, Jr.,       $   858
Trustee
Wesley W. Posvar,$1,447
Trustee
Marjorie P. Smuts,         $1,447
Trustee


* Information is furnished for the fiscal year ended October 31, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.


TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.



INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Compass Bank, an Alabama state banking corporation, formerly known as Central Bank of the South (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., as bank holding company organized under the laws of Delaware.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994, and 1993, the Adviser earned $779,414, $706,200, and $825,361, respectively, which was reduced by $188,477, $63,808, and $0, respectively, because of undertakings to limit the Fund's expenses.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.



The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the Fund incurred administrative services fees of $271,773, $241,658, and $279,069, respectively.
CUSTODIAN
Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING INVESTMENT SHARES

Shares are sold at their net asset value without a sales load on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing Shares of the Fund is explained in the prospectus under "Investing in Investment Shares."
Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."
DISTRIBUTION PLAN
With respect to the Investment Shares class of the Fund, the Trust has adopted a Plan pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's Shares subject to the Plan. Such activities may include the advertising and marketing of Shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to Shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for Share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of Shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of Shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
For the fiscal year ended October 31, 1995, the Fund paid distribution services fees of $107,306, of which $42,922 was voluntarily waived.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.
DETERMINING NET ASSET VALUE

The Fund attempts to stabilize the value of a Share at $1.00. The days on which net asset value is calculated by the Fund are described in the prospectus.
USE OF THE AMORTIZED COST METHOD
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective.
Under the Rule, the Fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party on (1) no more than 30 days' notice or (2) at specified intervals not exceeding one year on no more than 30 days' notice. A standby commitment entitles the Fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.
  MONITORING PROCEDURES
     The Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than .5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.
  INVESTMENT RESTRICTIONS
     The Rule requires that the Fund limit its investments to instruments that, in the opinion of the Trustees, present minimal credit risks and have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees must determine that they are of comparable quality. The Rule also requires the Fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instrument with a remaining maturity of more than thirteen months can be purchased by the Fund.
     Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.
The Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.
In periods of declining interest rates, the indicated daily yield on Shares of the Fund, computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.
In periods of rising interest rates, the indicated daily yield on Shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates. REDEEMING INVESTMENT SHARES

The Fund redeems Shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Investment Shares." Although Federated Services Company does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.



REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

THE FUND'S TAX STATUS
The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Capital gains experienced by the Fund could result in an increase in dividends. Capital losses could result in a decrease in dividends. If,



     for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every 12 months.
TOTAL RETURN

The Fund's average annual total return for Investment Shares for the fiscal year ended October 31, 1995, and for the period from April 29, 1991 (date of initial public investment) to October 31, 1995, was 5.35% and 4.00%, respectively.
The Fund's average annual total return for Trust Shares for the fiscal year ended October 31, 1995, and for the period from February 5, 1990 (date of initial public investment) to October 31, 1995, was 5.51% and 4.88%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The yield for the Investment Shares for the seven-day period ended October 31, 1995 was 5.22%. The yield for the Trust Shares for the same period was 5.37%. The Fund calculates the yield for both classes of shares daily, based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by:



   o determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares;
   o dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and
   o multiplying the base period return by (365/7).
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
EFFECTIVE YIELD

The effective yield for Investment Shares for the seven-day period ended October 31, 1995 was 5.36%. The effective yield for the Trust Shares for the same period was 5.52%.
The Fund's effective yield for both classes of shares is computed by compounding the unannualized base period return by:
   o adding 1 to the base period return;
   o raising the sum to the 365/7th power; and
   o subtracting 1 from the result.
PERFORMANCE COMPARISONS

The Fund's performance of both classes of shares depends upon such variables as:
   o portfolio quality;



   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates on money market instruments;
   o changes in the Fund's or either class of shares expenses; and
   o the relative amount of Fund cash flow.
Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, the Fund will quote its Lipper ranking in the "money market instrument funds" category in advertising and sales literature.
Advertisements and other sales literature for the Fund may refer to total return. Total return is the historic change in the value of an investment in the Fund based on the monthly reinvestment of dividends over a specified period of time.






Cusip 855245502


THE STARBURST MUNICIPAL INCOME FUND
(A PORTFOLIO OF THE STARBURST FUNDS)
PROSPECTUS

The shares offered by this prospectus represent interests in a diversified portfolio known as The Starburst Municipal Income Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide current income exempt from federal regular income tax. The Fund pursues this investment objective by investing primarily in a portfolio of municipal securities with an average weighted maturity of 15 years or less.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.


The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll free 1-800-239-1930.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------

  Investment Objective                                                         3

  Investment Policies                                                          3

  Acceptable Investments                                                       3

  Municipal Bond Insurance                                                     6

  Investment Risks                                                             9

  Investment Limitations                                                       9

FUND INFORMATION                                                              10
------------------------------------------------------

  Management of the Fund                                                      10

  Distribution of Fund Shares                                                 11

  Administration of the Fund                                                  13

NET ASSET VALUE                                                               13
------------------------------------------------------

INVESTING IN THE FUND                                                         13
------------------------------------------------------

  Share Purchases                                                             13

  Minimum Investment Required                                                 14

  What Shares Cost                                                            14

  Reducing the Sales Load                                                     15
  Systematic Investment Program                                               16
  Certificates and Confirmations                                              16
  Dividends                                                                   16
  Capital Gains                                                               16

EXCHANGE PRIVILEGE                                                            16
------------------------------------------------------

REDEEMING SHARES                                                              18
------------------------------------------------------

  Systematic Withdrawal Program                                               19
  Accounts with Low Balances                                                  19

SHAREHOLDER INFORMATION                                                       20
------------------------------------------------------

  Voting Rights                                                               20

EFFECT OF BANKING LAWS                                                        20
------------------------------------------------------

TAX INFORMATION                                                               21
------------------------------------------------------

  Federal Income Tax                                                          21
  State and Local Taxes                                                       21

PERFORMANCE INFORMATION                                                       21
------------------------------------------------------

FINANCIAL STATEMENTS                                                          23
------------------------------------------------------

INDEPENDENT AUDITORS' REPORT                                                  33
------------------------------------------------------
ADDRESSES                                                                     34
------------------------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------

                                               SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)..............................       2.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)....................................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)...........................................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).......................................       None
Exchange Fee.............................................................................................       None
                                                ANNUAL FUND OPERATING EXPENSES
                                            (As a percentage of average net assets)
Management Fee (after waiver) (1)........................................................................       0.00%
12b-1 Fee (after waiver) (2).............................................................................       0.06%
Total Other Expenses (after waiver) (3)..................................................................       0.86%
          Total Fund Operating Expenses (4)..............................................................       0.92%


(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(2) Under the Fund's rule 12b-1 Distribution Plan, the Fund can pay the distributor up to 0.25% as a 12b-1 fee. The 12b-1 fee has been reduced to reflect the voluntary waiver of compensation by the distributor. The distributor can terminate this voluntary waiver at any time at its sole discretion.

(3) Other expenses have been reduced to reflect the voluntary waiver of a portion of the administrators fee. The administrator can terminate this voluntary waiver at any time at its sole discretion. Other operating expenses would have been 0.99% absent the voluntary waiver by the administrator.

(4) Total Fund Operating Expenses would have been 2.00% absent the voluntary waivers by the investment adviser, the distributor, and the administrator.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                  1 year     3 years    5 years    10 years
                                                                        ---------  ---------  ---------  ----------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period. The Fund charges no contingent deferred sales charge..........     $34        $54        $75        $135


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



THE STARBURST MUNICIPAL INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors' Report on page 33.

                                                                                     YEAR ENDED OCTOBER 31,
                                                                             1995       1994       1993       1992*
NET ASSET VALUE, BEGINNING OF PERIOD                                       $   10.05  $   10.82  $   10.08  $    9.90
-------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------
  Net investment income                                                         0.43       0.44       0.47       0.46
-------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                        0.61      (0.70)      0.74       0.18
-------------------------------------------------------------------------  ---------  ---------  ---------  ---------
Total from investment operations                                                1.04      (0.26)      1.21       0.64
-------------------------------------------------------------------------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
-------------------------------------------------------------------------
  Distributions from net investment income                                     (0.43)     (0.44)     (0.47)     (0.46)
-------------------------------------------------------------------------
  Distributions in excess of net investment income (a)                          0.00       0.00       0.00       0.00
-------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions               0.00      (0.07)      0.00       0.00
-------------------------------------------------------------------------  ---------  ---------  ---------  ---------
Total distributions                                                            (0.43)     (0.51)     (0.47)     (0.46)
-------------------------------------------------------------------------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD                                             $   10.66  $   10.05  $   10.82  $   10.08
-------------------------------------------------------------------------  ---------  ---------  ---------  ---------
TOTAL RETURN (b)                                                               10.65%     (2.49%)     12.22%    6.60%
-------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------------------------------
  Expenses                                                                      0.92%      0.75%      0.52%    0.77%**
-------------------------------------------------------------------------
  Net investment income                                                         4.20%      4.18%      4.41%    4.89%**
-------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                              1.08%      0.89%      1.26%    1.25%**
-------------------------------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------------------------------
  Net assets, end of period
  (000 omitted)                                                              $19,486    $27,911    $42,966    $14,487
-------------------------------------------------------------------------
  Portfolio turnover                                                               7%        18%        27%        48%
-------------------------------------------------------------------------


* Reflects operations for the period from November 20, 1991 (date of initial public investment) to October 31, 1992.

 ** Computed on an annualized basis.
(a) Distributions in excess of net investment income in 1993 ($372) were a result of certain book and tax timing differences. These distributions did not result in a return of capital for federal income tax purposes.

(b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)



Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended October 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to The Starburst Funds' municipal bond portfolio, known as The Starburst Municipal Income Fund.

The Fund is primarily designed for customers of Compass Bank and its correspondents or affiliates who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in municipal securities with an average weighted maturity of 15 years or less. A minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

Fund shares are currently sold at net asset value plus an applicable sales load and redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income which is exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund attempts to achieve its investment objective by investing at least 80% of its net assets in a diversified portfolio of municipal securities whose average weighted maturity is 15 years or less. This policy cannot be changed without approval of shareholders. Unless stated otherwise, the investment policies set forth below may be changed by the Board of Trustees (the "Trustees") without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

MUNICIPAL SECURITIES.  The municipal securities in which the Fund invests are:

       obligations issued by or on behalf of any state, territory, or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these; and

       participation interests, as described below, in any of the above obligations,

the interest from which is, in the opinion of bond counsel for the issuers or in the opinion of officers of the Fund and/or the investment adviser to the Fund, exempt from federal regular income tax. It is likely that shareholders who are subject to alternative minimum tax will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

     CHARACTERISTICS. The municipal securities which the Fund buys are subject to the following quality standards:

       rated A or above by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, or A) or A or above by Standard & Poor's Ratings Group ("S & P") (AAA, AA, or A). A description of the rating categories is contained in the Appendix to the Statement of Additional Information;

       insured by a municipal bond insurance company which is rated Aaa by Moody's or AAA by S & P;

       guaranteed at the time of purchase by the U.S. government as to the payment of principal and interest;

       fully collateralized by an escrow of U.S. government securities; or

       unrated if determined to be of equivalent quality to one of the foregoing rating categories by the Fund's adviser.

If a security loses its rating or has its rating reduced after the Fund has purchased it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.


PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations and insurance companies. These participation interests would give the Fund an undivided interest in one or more underlying municipal securities. The financial institutions from which the Fund purchases participation interests frequently provide or obtain irrevocable letters of credit or guarantees to assure that the participation interests are of high quality. The Trustees will determine that participation interests meet the prescribed quality standards for the Fund.


VARIABLE RATE MUNICIPAL SECURITIES. Some of the municipal securities which the Fund purchases may have variable interest rates. Variable interest rates are ordinarily stated as a percentage of the prime rate of a bank or some similar standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates are adjusted on a periodic basis, e.g., every 30 days. The Fund will consider this adjustment period to be the maturity of the security for purposes of determining the weighted average maturity of the portfolio. Many variable rate municipal securities are subject to payment of principal on demand by the Fund usually in not more than seven days. If a variable rate municipal security does not have this demand feature, or the demand feature extends beyond seven days and the Fund's adviser believes the security cannot be sold within seven days, the Fund's adviser may consider the security to be illiquid. However, the Fund's investment limitations provide that it will not invest more than 15% of its net assets in illiquid securities. All variable rate municipal securities will meet the quality standards for the Fund. The Fund's investment adviser has been instructed by the Trustees to monitor the pricing, quality and liquidity of the variable rate municipal securities, including participation interests held by the Fund on the basis of published financial information and reports of the rating agencies and other analytical services.


INDUSTRIAL DEVELOPMENT BONDS. Industrial development bonds are generally issued to provide financing aid to acquire sites or construct and equip facilities for use by privately or publicly owned entities. Most state and local governments have the power to permit the issuance of industrial development bonds to provide financing for such entities in order to encourage the corporations to locate within their communities. Industrial development bonds, which are in most cases revenue bonds, do not represent a pledge of credit or create any debt of a municipality or a public authority, and no taxes may be levied for the payment of principal or interest on these bonds. The principal and interest is payable solely out of monies generated by the entities using or purchasing the sites or facilities. These bonds will be considered municipal securities eligible for purchase by the Fund if the interest paid on them, in the opinion of bond counsel or in the opinion of the officers of the Fund and/or the adviser of the Fund, is exempt from federal regular income tax. The Fund may invest more than 25% of its assets in industrial development bonds (including pollution control revenue bonds).


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The Fund's adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

RESTRICTED SECURITIES. The Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. To the extent these securities are deemed to be illiquid, the Fund will limit its purchase together with other securities considered to be illiquid to 15% of its net assets.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.


The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


PUT OPTIONS ON PORTFOLIO SECURITIES. The Fund may purchase put options on municipal securities in an amount up to 5% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.

FUTURES CONTRACTS AND OPTIONS TO BUY OR SELL SUCH CONTRACTS. The Fund reserves the right to enter into interest rate futures contracts and options to buy or sell such contracts as a hedge without shareholder action. Before the Fund begins using this investment technique, it will notify shareholders.

TEMPORARY INVESTMENTS. From time to time on a temporary basis, or when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in short-term, tax-exempt or taxable temporary investments. These temporary investments include: tax-exempt variable and floating rate demand notes; tax-free commercial paper; other temporary municipal securities; notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; shares of other investment companies; and repurchase agreements (arrangements in which the organization selling the Fund a bond or temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

There are no rating requirements applicable to temporary investments with the exception of temporary municipal securities which are subject to the same rating requirements as all other municipal securities in which the Fund invests. However, the investment adviser will limit temporary investments to those having one or more of the characteristics set forth under "Acceptable Investments-- Municipal Securities--Characteristics."

Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities. Municipal securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct or equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. However, interest on and principal of revenue bonds are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

MUNICIPAL BOND INSURANCE

The Fund may purchase municipal securities covered by insurance which guarantees the timely payment of principal at maturity and interest on such securities. These insured municipal securities are either (1) covered by an insurance policy applicable to a particular security, whether obtained by the issuer of the security or by a third party ("Issuer-Obtained Insurance") or (2) insured under master insurance policies issued by municipal bond insurers, which may be purchased by the Fund (the "Policies").

The Fund will require or obtain municipal bond insurance when purchasing municipal securities which would not otherwise meet the Fund's quality standards. The Fund may also require or obtain municipal bond insurance when purchasing or holding specific municipal securities when, in the opinion of the Fund's investment adviser, such insurance would benefit the Fund, for example, through improvement of portfolio quality or increased liquidity of certain securities. The Fund's investment adviser anticipates that not more than 50% of the Fund's net assets will be invested in municipal securities which are insured.

Issuer-Obtained Insurance policies are noncancellable and continue in force as long as the municipal securities are outstanding and their respective insurers remain in business. If a municipal security is covered by Issuer-Obtained Insurance, then such security need not be insured by the Policies purchased by the Fund.

The Fund may purchase two types of Policies issued by municipal bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio. In the event that a municipal security covered by such a Policy is sold from the Fund, the insurer of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing at the time of sale.

The other type of Policy covers municipal securities not only while they remain in the Fund's portfolio but also until their final maturity even if they are sold out of the Fund's portfolio, so that the coverage may benefit all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal securities until final maturity even after they are sold out of the Fund's portfolio only if, in the judgment of the investment adviser, the Fund would receive net proceeds from the sale of those securities, after deducting the cost of such permanent insurance and related fees, significantly in excess of the proceeds it would receive if such municipal securities were sold without insurance. Payments received from municipal bond issuers may not be tax-exempt income to shareholders of the Fund.

The premiums for the Policies are paid by the Fund and the yield on the Fund's portfolio is reduced thereby. Premiums for the Policies are paid by the Fund monthly, and are adjusted for purchases and sales of municipal securities during the month. Depending upon the characteristics of the municipal security held by the Fund, the annual premiums for the Policies are estimated to range from 0.1% to 0.25% of the value of the municipal securities covered under the Policies, with an average annual premium rate of approximately 0.175%.

The Fund may purchase Policies from MBIA Corp. ("MBIA"), AMBAC Indemnity Corporation ("AMBAC"), and Financial Guaranty Insurance Company ("FGIC"), or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S & P. A more detailed description of these insurers may be found in the Statement of Additional Information. Each Policy will obligate the insurer to provide insurance payments pursuant to valid claims under the Policy equal to the payment of principal and interest on those municipal securities it insures. The Policies will have the same general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal on an insured municipal security is not paid when due, the insurer covering the security will be obligated under its Policy to make such payment not later than 30 days after it has been notified by the Fund that such non-payment has occurred. The insurance feature reduces financial risk, but the cost thereof and the restrictions on investments imposed by the guidelines in the insurance policies reduce the yield to shareholders.

MBIA, AMBAC, and FGIC will not have the right to withdraw coverage on securities insured by their Policies so long as such securities remain in the Fund's portfolio, nor may MBIA, AMBAC, or FGIC cancel their Policies for any reason except failure to pay premiums when due. MBIA, AMBAC, and FGIC will reserve the right at any time upon 90 days' written notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Trustees will reserve the right to terminate any of the Policies if it determines that the benefits to the Fund of having its portfolio insured under such Policy are not justified by the expense involved.

Additionally, the Trustees reserves the right to enter into contracts with insurance carriers other than MBIA, AMBAC, or FGIC if such carriers are rated AAA by S & P or Aaa by Moody's.

Under the Policies, municipal bond insurers unconditionally guarantee to the Fund the timely payment of principal and interest on the insured municipal securities when and as such payments shall become due but shall not be paid by the issuer, except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payments), default or otherwise, the payments guaranteed will be made in such amounts and at such times as payments of principal would have been due had there not been such acceleration. The municipal bond insurers will be responsible for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment of any redemption premium, the value for the shares of the Fund, or payments of any tender purchase price upon the tender of the municipal securities. The Policies also do not insure against nonpayment of principal of or interest on the securities resulting from the insolvency, negligence or any other act or omission of the trustee or other paying agent for the securities. However, with respect to small issue industrial development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities if there occurs any change in the tax-exempt status of interest on such municipal securities, including principal, interest or premium payments, if any, as and when required to be made by or on behalf of the issuer pursuant to the terms of such municipal securities. A "when issued" municipal security will be covered under the Policies upon the settlement date of the issuer of such "when issued" municipal securities. In determining whether to insure municipal securities held by the Fund, each municipal bond insurer has applied its own standard, which corresponds generally to the standards it has established for determining the insurability of new issues of municipal securities. This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment restrictions imposed under the Policies will reduce the yield to shareholders of the Fund.

If a Policy terminates as to municipal securities sold by the Fund on the date of sale, in which event municipal bond insurers will be liable only for those payments of principal and interest that are then due and owing, the provision for insurance will not enhance the marketability of securities held by the Fund, whether or not the securities are in default or subject to significant risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since Issuer-Obtained Insurance will remain in effect as long as the insured municipal securities are outstanding, such insurance may enhance the marketability of municipal securities covered thereby, but the exact effect, if any, on marketability cannot be estimated. The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value on the insurance, which ordinarily will be the difference between the market value of the defaulted security and the market value of similar securities of minimum investment grade (i.e., rated "Baa" by Moody's or "BBB" by S & P) that are not in default. To the extent that the Fund holds defaulted securities, it may be limited in its ability to manage its investment and to purchase other municipal securities. Except as described above with respect to securities that are in default or subject to significant risk of default, the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

INVESTMENT RISKS

The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the municipal securities in the Fund's portfolio, as well as on market conditions. Municipal security prices are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund's portfolio. Investing in municipal securities which meet the Fund's quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

INVESTMENT LIMITATIONS

The Fund will not:

       borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings;

       purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 5% of the value of its total assets and purchase securities accompanied by agreements of sellers to repurchase them at the Fund's option;

       invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933; or

       with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and certain money market instruments, and U.S. government obligations).

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

The Fund will not:

       invest more than 15% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice, certain securities determined by the Trustees not to be liquid, participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days; or

       invest more than 5% of its total assets in industrial development bonds, the principal and interest of which are paid by companies (or guarantors, where applicable) which have an operating history of less than three years.


FUND INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND


BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank as the Fund's investment adviser (the "Adviser") subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to reimburse a portion of its fee and certain expenses of the Fund.


     ADVISER'S BACKGROUND. Compass Bank (formerly known as Central Bank of the South), an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 62nd largest bank holding company in the United States and the 4th largest bank holding company in the State of Alabama in terms of total assets as of December 31, 1994, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.



     As of December 31, 1994, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990 and as of December 31, 1994, the Trust Division of Compass Bank had approximately $4.1 billion under administration of which it had investment discretion over approximately $1.95 billion. The Trust Division of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. Since 1972, the Trust Division has managed pools of commingled funds which now number 12.


     As part of their regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

     The Fund is managed by members of the Starburst Portfolio Management Committee. No one person is primarily responsible for the management of the Fund.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund will pay to Federated Securities Corp. an amount computed at an annual rate of
 .25 of 1% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, volun-tarily declare to be effective.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions, including Compass Bank and various other affiliates of Bancshares, will receive fees from the Distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined, from time to time, by the Distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

SHAREHOLDER SERVICING ARRANGEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, the Distributor may also pay financial institutions, including Compass Bank and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan, and, if paid, will be reimbursed by the Adviser and not the Fund.
Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as follows:

        MAXIMUM                  AVERAGE AGGREGATE DAILY NET
  ADMINISTRATIVE FEE                 ASSETS OF THE TRUST
         .15 of 1%                        on the first $250 million
        .125 of 1%                         on the next $250 million
         .10 of 1%                         on the next $250 million
        .075 of 1%              on assets in excess of $750 million


The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.


CUSTODIAN.  Compass Bank, Birmingham, Alabama, is custodian for the securities
           -
and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through Compass Brokerage, Inc., a subsidiary of Compass Bank, formerly known as Central Brokerage Services, Inc. Investors may purchase shares of the Fund on all business days except on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. In connection with the sale of Fund shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.


TO PLACE AN ORDER. An investor (including Compass customers) may call Compass Brokerage, Inc.; customers in Birmingham, Alabama call at 205-558-5620. Other customers may call 1-800-239-1930. Payment may be made either by check, wire-transfer of federal funds or direct debit from a Compass Bank account.


To purchase by check, the check must be included with the order and made payable to "The Starburst Municipal Income Fund." Orders are considered received after payment by check is converted into federal funds.


To purchase by wire, investors should call their Compass representative for wiring instructions at 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. Payment for all orders must be received within three days of placing the order. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal or state holidays restricting wire transfers.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:

                                                                  SALES LOAD AS A              SALES LOAD AS A
                                                                   PERCENTAGE OF                PERCENTAGE OF
AMOUNT OF TRANSACTION                                          PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
Less than $500,000                                                       2.50%                        2.56%
$500,000 but less than $750,000                                          2.00%                        2.04%
$750,000 but less than $1 million                                        1.00%                        1.01%
$1 million but less than $2 million                                      0.25%                        0.25%
$2 million or more                                                       0.00%                        0.00%



The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales load, by the Trust Division of Compass Bank or other affiliates of Bancshares for funds which are held in a fiduciary, agency, custodial, or similar capacity. Directors and employees of the Fund, Bancshares or its affiliates, or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21 may also buy shares at net asset value, without a sales load.

SALES LOAD REALLOWANCE. For sales of shares of the Fund, Compass or any authorized dealer will normally receive up to 85% of the applicable sales load. Any portion of the sales load which is not paid to Compass or registered broker/dealers will be retained by the Distributor. However, the Distributor will periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales load the Distributor normally retains or any other source available to it, will be predicated upon the amount of the shares of the Fund that are sold by the dealer.

The sales load for shares sold other than through Compass or registered broker/dealers will be retained by the Distributor. The distributor may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

REDUCING THE SALES LOAD

The sales load can be reduced on the purchase of Fund shares through:

       quantity discounts and accumulated purchases;

       signing a 13-month letter of intent; or

       using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales load.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $490,000 and purchases $10,000 more at the public offering price, the sales load on the additional purchase according to the schedule now in effect would be 2.00%, not 2.50%.

To receive the sales load reduction, Compass Brokerage, Inc. or the Distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $500,000 of Fund shares over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 2.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Compass Brokerage, Inc. or the distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment, in order to eliminate a sales load. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by Federated Services Company, plus the applicable sales load. A shareholder may apply for participation in this program by calling a Compass representative.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting a Compass representative in writing.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS


Dividends are declared daily and paid monthly. Dividends will be reinvested in additional shares on payment dates without a sales load unless cash payments are requested by writing to the Fund or Compass as appropriate.


CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shareholders may exchange shares of the Fund for shares in The Starburst Government Income Fund, The Starburst Government Money Market Fund, The Starburst Money Market Fund, and any other portfolio of The Starburst Funds. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with no sales load acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load imposed by the fund shares being purchased. Neither the Trust nor any of the funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the New York Stock Exchange is closed or on applicable banking holidays for affiliates of Bancshares.


When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by Federated Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. In addition, investors may exchange shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Federated Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Compass representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, by a Compass representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
--------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after Federated Services Company receives the redemption request. Redemption requests cannot be executed on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative or authorized broker.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning a Compass representative at 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. For calls received by Compass before 4:00 p.m. (Eastern time), proceeds will normally be deposited into the shareholder's account, if any, at Compass or a check will be sent to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be sent after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through a Compass representative. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Compass should mail written requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


       a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).


A shareholder may apply for participation in this program through Compass. Due to the fact that shares are sold with a sales load, it is not advisable for shareholders to be purchasing shares while participating in this program.


ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.



EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations.

Compass Bank believes, based on the advice of its counsel, that Compass Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the adviser from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services that are being provided by Compass Bank and other affiliates of Bancshares. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Compass Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------


FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.



Interest on some municipal securities may be subject to the federal alternative minimum tax.



Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase all types of municipal bonds, including private activity bonds.



The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.



Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.



STATE AND LOCAL TAXES



Income from the Fund is not necessarily free from income taxes of any state or local taxing authority. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return, yield and tax-equivalent yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a specific tax rate. The yield and the tax-equivalent yield do not necessarily reflect income actually earned by the Fund and therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return, yield, and tax-equivalent yield.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



THE STARBURST MUNICIPAL INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                            RATING*           VALUE
SHORT-TERM MUNICIPAL SECURITIES--3.2% ---------------------------------------------------------------
$       625,461  Lehman Tax-Free Money Market Fund (at net asset value)           NR                $     625,461
                 ---------------------------------------------------------------                    -------------
LONG-TERM MUNICIPALS--95.5%
--------------------------------------------------------------------------------
                 ALABAMA--33.1%
                 ---------------------------------------------------------------
      1,885,000  Alabama Municipal Electric Authority Power, 6.5% Revenue Bonds,
                 (Series A)/(MBIA Insured), 9/1/2005, (Prerefunded)               AAA                   2,106,356
                 ---------------------------------------------------------------
      1,125,000  Auburn University, Housing & Dining, 5.20% Revenue Bonds, (MBIA
                 Insured), 6/1/2004                                               AAA                   1,159,898
                 ---------------------------------------------------------------
      1,000,000  Birmingham, AL, 7.75% Refunding GO Bonds,
                 10/1/2007                                                        AA                    1,088,670
                 ---------------------------------------------------------------
      1,000,000  Birmingham, AL, Specialty Care Facilities, 5.00% Revenue
                 Refunding Bonds, (Series B)/(MBIA Insured), 6/1/2003             AAA                   1,021,790
                 ---------------------------------------------------------------
      1,000,000  Birmingham, AL, Water Works & Sewer Board, 6.25% Revenue Bonds,
                 1/1/2008                                                         AA                    1,065,980
                 ---------------------------------------------------------------                    -------------
                 Total                                                                                  6,442,694
                 ---------------------------------------------------------------                    -------------
                 FLORIDA--5.2%
                 ---------------------------------------------------------------
        975,000  Homestead, FL, Special Insurance Assessment, 4.90% Revenue
                 Bonds, (MBIA Insured), 9/1/2000, (Unrefunded Balance)            AAA                   1,000,448
                 ---------------------------------------------------------------
         25,000  Homestead, FL, Special Insurance Assessment, 4.90% Revenue
                 Bonds, (MBIA Insured), 9/1/2000, (Escrowed to Maturity)          AAA                      25,592
                 ---------------------------------------------------------------                    -------------
                 Total                                                                                  1,026,040
                 ---------------------------------------------------------------                    -------------
                 ILLINOIS--6.2%
                 ---------------------------------------------------------------
      1,200,000  Chicago, IL, School Financing Authority, 5.20% Refunding GO
                 Bonds, (Series A)/(FGIC Insured),
                 6/1/2006, (Prerefunded)                                          AAA                   1,215,540
                 ---------------------------------------------------------------                    -------------


THE STARBURST MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                            RATING*           VALUE
LONG-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 MARYLAND--8.6%
                 ---------------------------------------------------------------
$     1,470,000  Washington County Suburban Sanitation District, MD, 6.90%
                 Revenue Bonds, 6/1/2009, (Prerefunded)                           AAA               $   1,671,596
                 ---------------------------------------------------------------                    -------------
                 NEVADA--5.0%
                 ---------------------------------------------------------------
      1,000,000  Las Vegas, NV, 5.00% Refunding GO Bonds,
                 (Series B)/(MBIA Insured), 1/1/2008                              AAA                     978,100
                 ---------------------------------------------------------------                    -------------
                 NORTH CAROLINA--4.9%
                 ---------------------------------------------------------------
        850,000  Charlotte, NC, 6.90% GO Bonds, 10/1/2006 (Prerefunded)           AAA                     961,563
                 ---------------------------------------------------------------                    -------------
                 SOUTH CAROLINA--1.6%
                 ---------------------------------------------------------------
        255,000  Columbia, SC, Waterworks & Sewer System, 6.30% Revenue
                 Refunding Bonds, 2/1/2000 (Unrefunded Balance)                   AA                      273,319
                 ---------------------------------------------------------------
         45,000  Columbia, SC, Waterworks & Sewer System, 6.30% Revenue
                 Refunding Bonds, 2/1/2000 (Escrowed to Maturity)                 AA                       48,475
                 ---------------------------------------------------------------                    -------------
                 Total                                                                                    321,794
                 ---------------------------------------------------------------                    -------------
                 TEXAS--18.7%
                 ---------------------------------------------------------------
      1,000,000  Alief, TX, Independent School District, 5.875% Refunding GO
                 Bonds, 2/15/2005                                                 AAA                   1,044,150
                 ---------------------------------------------------------------
        600,000  Carrollton, TX, Farmers Branch/Independent School District,
                 6.75% GO Bonds, 2/15/2007 (Prerefunded)                          AAA                     665,237
                 ---------------------------------------------------------------
        500,000  Dallas, TX, 6.20% GO Bonds, 1/1/2003                             AAA                     542,910
                 ---------------------------------------------------------------
        500,000  Plano, TX, 5.60% Refunding GO Bonds, (AMBAC Insured), 9/1/2005   AAA                     521,110
                 ---------------------------------------------------------------
        800,000  Sabine River Authority, TX, 6.50% Revenue Bonds, 12/1/2002,
                 (Prerefunded)                                                    AA                      876,120
                 ---------------------------------------------------------------                    -------------
                 Total                                                                                  3,649,527
                 ---------------------------------------------------------------                    -------------
                 VIRGINIA--6.2%
                 ---------------------------------------------------------------
      1,200,000  Virginia State Housing Developement Authority, 5.45% Revenue
                 Bonds, (Series 1993E), 11/1/2007                                 AA+                   1,214,292
                 ---------------------------------------------------------------                    -------------


THE STARBURST MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL                                                                           CREDIT
    AMOUNT                                                                            RATING*           VALUE
LONG-TERM MUNICIPALS--CONTINUED
--------------------------------------------------------------------------------
                 WASHINGTON--5.8%
                 ---------------------------------------------------------------
$     1,000,000  Washington County Public Power Supply, 7.25% Revenue Bonds,
                 (Series B), 7/1/2015, (Prerefunded)                              AAA               $   1,130,160
                 ---------------------------------------------------------------                    -------------
                 TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST
                 $18,052,383)                                                                          18,611,306
                 ---------------------------------------------------------------                    -------------
                 TOTAL INVESTMENTS (IDENTIFIED COST $18,677,844 AT
                 AMORTIZED COST)(a)                                                                 $  19,236,767
                 ---------------------------------------------------------------                    -------------


(a) The cost of investments for federal tax purposes amounts to $18,677,844. The net unrealized appreciation of investments on a federal tax basis amounts to $558,923 which is comprised of $578,541 appreciation and $19,618 depreciation at October 31, 1995.

 * Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

Note: The categories of investments are shown as a percentage of net assets ($19,485,693) at October 31, 1995.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
GO--General Obligation
MBIA--Municipal Bond Investors Assurance

(See Notes which are an integral part of the Financial Statements)

THE STARBURST MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------

ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $18,677,844)                      $  19,236,767
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          311,116
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            1,802
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       19,549,685
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                               $     160
----------------------------------------------------------------------------------------
Income distribution payable                                                                  21,199
----------------------------------------------------------------------------------------
Accrued expenses                                                                             42,633
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                      63,992
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 1,827,345 shares outstanding                                                          $  19,485,693
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  19,258,353
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                                                 558,923
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                              (331,583)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  19,485,693
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, Offering Price and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
Net Asset Value and Redemption Proceeds Per Share ($19,485,693 / 1,827,345 shares outstanding)
                                                                                                     $       10.66
---------------------------------------------------------------------------------------------------  -------------
Offering Price Per Share (100/97.50 of $10.66)*                                                      $       10.93
---------------------------------------------------------------------------------------------------  -------------


* See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

THE STARBURST MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  1,128,995
----------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   165,541
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     50,005
---------------------------------------------------------------------------------------
Custodian fees                                                                                15,000
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      51,769
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      2,933
---------------------------------------------------------------------------------------
Auditing fees                                                                                 14,844
---------------------------------------------------------------------------------------
Legal fees                                                                                     4,417
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     47,170
---------------------------------------------------------------------------------------
Distribution services fee                                                                     55,181
---------------------------------------------------------------------------------------
Share registration costs                                                                      14,905
---------------------------------------------------------------------------------------
Printing and postage                                                                          10,113
---------------------------------------------------------------------------------------
Insurance premiums                                                                             4,655
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  2,638
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          439,171
---------------------------------------------------------------------------------------
Waivers--
--------------------------------------------------------------------------
  Waiver of investment advisory fee                                         $  (165,541)
--------------------------------------------------------------------------
  Waiver of administrative personnel and services fee                           (15,481)
--------------------------------------------------------------------------
  Waiver of distribution services fee                                           (40,951)
--------------------------------------------------------------------------
  Waiver of custodian fee                                                       (15,000)
--------------------------------------------------------------------------  -----------
     Total waivers                                                                          (236,973)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     202,198
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                       926,797
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                          (330,889)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation of investments                                                     1,564,438
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     1,233,549
----------------------------------------------------------------------------------------------------  ------------
          Change in net assets resulting from operations                                              $  2,160,346
----------------------------------------------------------------------------------------------------  ------------


(See Notes which are an integral part of the Financial Statements)

THE STARBURST MUNICIPAL INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  YEAR ENDED OCTOBER 31,
                                                                                1995                  1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------
Net investment income                                                     $        926,797      $      1,489,299
----------------------------------------------------------------------
Net realized (loss) gain on investments ($330,889) and $10,595,
respectively, as computed for federal income tax purposes                         (330,889)               10,595
----------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                             1,564,438            (2,429,104)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from operations                              2,160,346              (929,210)
----------------------------------------------------------------------  --------------------  --------------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------
Distributions from net investment income                                          (926,797)           (1,488,927)
----------------------------------------------------------------------
Distributions from net realized gains                                              (10,622)             (278,081)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from distributions to shareholders            (937,419)           (1,767,008)
----------------------------------------------------------------------  --------------------  --------------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------
Proceeds from sale of shares                                                       786,394             6,261,137
----------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of
distributions declared                                                             645,818             1,232,194
----------------------------------------------------------------------
Cost of shares redeemed                                                        (11,080,052)          (19,852,255)
----------------------------------------------------------------------  --------------------  --------------------
     Change in net assets resulting from share transactions                     (9,647,840)          (12,358,924)
----------------------------------------------------------------------  --------------------  --------------------
          Change in net assets                                                  (8,424,913)          (15,055,142)
----------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------
Beginning of period                                                             27,910,606            42,965,748
----------------------------------------------------------------------  --------------------  --------------------
End of period                                                             $     19,485,693      $     27,910,606
----------------------------------------------------------------------  --------------------  --------------------


(See Notes which are an integral part of the Financial Statements)


THE STARBURST MUNICIPAL INCOME FUND



NOTES TO FINANCIAL STATEMENTS



OCTOBER 31, 1995
--------------------------------------------------------------------------------



(1) ORGANIZATION



The Starburst Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements presented herein present only those of The Starburst Municipal Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.



(2) SIGNIFICANT ACCOUNTING POLICIES



The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.



     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. All other securities are valued at prices provided by an independent pricing service, taking into consideration yield, liquidity, risk, credit, quality, coupon, maturity, type of issue, and any other factors or market data it deems relevant in determining valuations for normal institutional trading units of debt securities.



     REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").



     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.



THE STARBURST MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------



     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized if required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



     At October 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $330,889 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of $330,889 will expire in 2003.



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.



     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.



     OTHER--Investment transactions are accounted for on the trade date.



(3) SHARES OF BENEFICIAL INTEREST


The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                                                                      YEAR ENDED OCTOBER 31,
                                                                                      1995             1994
Shares sold                                                                              76,118          593,444
-------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                       62,477          117,608
-------------------------------------------------------------------------------
Shares redeemed                                                                      (1,089,169)      (1,903,129)
-------------------------------------------------------------------------------  ---------------  ---------------
     Net change resulting from share transactions                                      (950,574)      (1,192,077)
-------------------------------------------------------------------------------  ---------------  ---------------


THE STARBURST MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES



INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate any voluntary waiver at any time at its sole discretion.



ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.



DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee is based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



CUSTODIAN FEES--Compass Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.



ORGANIZATIONAL EXPENSES--Organizational expenses of $22,000 were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following April 17, 1992 (the date the Fund became effective). For the fiscal year ended Octo-ber 31, 1995, the Fund paid $1,112 pursuant to this agreement.



GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.



THE STARBURST MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------



(5) INVESTMENT TRANSACTIONS



Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1995, were as follows:

--------------------------------------------------------------------------------------------------
PURCHASES                                                                                           $    1,556,377
--------------------------------------------------------------------------------------------------  --------------
SALES                                                                                                   11,029,639
--------------------------------------------------------------------------------------------------  --------------




INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



To the Board of Trustees of THE STARBURST FUNDS and the Shareholders of THE STARBURST MUNICIPAL INCOME FUND:



We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Starburst Municipal Income Fund (a portfolio of The Starburst Funds) as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 1995 and 1994, and the financial highlights (see page 2) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Starburst Municipal Income Fund as of October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------

The Starburst Municipal Income Fund                                        Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser and Custodian
                    Compass Bank                                           701 S. 32nd Street
                                                                           Birmingham, Alabama 35233
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401
---------------------------------------------------------------------------------------------------------------------


                                                      THE STARBURST
                                                  MUNICIPAL INCOME FUND

                                                        PROSPECTUS

                                               [LOGO OF STARBURST FUNDS]

                                           A Portfolio of The Starburst Funds,
                                                 An Open-End, Management
                                                    Investment Company

                                                    December 31, 1995


                                                      -------------


     FEDERATED SECURITIES CORP.
     --------------------------
     Distributor


     COMPASS BANK
     --------------------------
     Investment Adviser

     Cusip 855245700
     1102807 (12/95)
     93/33-2394

                     THE STARBURST MUNICIPAL INCOME FUND
                     (A PORTFOLIO OF THE STARBURST FUNDS)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of The Starburst Municipal Income Fund (the "Fund") dated December 31, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to the Fund or call toll-free 1-800-239-1930.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                        Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND3

INVESTMENT OBJECTIVE AND POLICIES3

 ACCEPTABLE INVESTMENTS          3
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   5
 PURCHASING PUT OPTIONS ON PORTFOLIO
  SECURITIES                     6
 TEMPORARY INVESTMENTS           6
 MUNICIPAL BOND INSURERS         8
 PORTFOLIO TURNOVER              9
 INVESTMENT LIMITATIONS          9
THE STARBURST FUNDS MANAGEMENT  14

 FUND OWNERSHIP                 23
 TRUSTEES COMPENSATION          23
 TRUSTEE LIABILITY              25
INVESTMENT ADVISORY SERVICES    25

 ADVISER TO THE FUND            25
 ADVISORY FEES                  25
BROKERAGE TRANSACTIONS          26

OTHER SERVICES                  28

 FUND ADMINISTRATION            28
 CUSTODIAN                      28
 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              28
 INDEPENDENT AUDITORS           29



PURCHASING SHARES               29

 DISTRIBUTION PLAN              29
 CONVERSION TO FEDERAL FUNDS    30
DETERMINING NET ASSET VALUE     30

 DETERMINING MARKET VALUE OF
  SECURITIES                    30
EXCHANGE PRIVILEGE              31

REDEEMING SHARES                32

 REDEMPTION IN KIND             32
MASSACHUSETTS PARTNERSHIP LAW   32

TAX STATUS                      33

 THE FUND'S TAX STATUS          33
 SHAREHOLDERS' TAX STATUS       33
TOTAL RETURN                    34

YIELD                           34

TAX-EQUIVALENT YIELD            35

 TAX-EQUIVALENCY TABLE          35
PERFORMANCE COMPARISONS         37

APPENDIX                        39



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Starburst Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income which is exempt from federal regular income tax. The objective cannot be changed without approval of shareholders. The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
ACCEPTABLE INVESTMENTS
  CHARACTERISTICS
     The municipal securities in which the Fund invests have the characteristics set forth in the prospectus.
     A municipal security will be determined by the Fund's adviser to meet the quality standards established by the Trustees if it is of comparable quality to municipal securities within the Fund's rating requirements. The Trustees consider the creditworthiness of the issuer of a municipal security, the issuer of a participation interest if the Fund has the right to demand payment from such issuer, or the guarantor of payment by either of those issuers. The Fund is not required to sell a municipal security if the security's rating is reduced below the required minimum subsequent to its purchase by the Fund. The investment adviser considers this event, however, in its determination of whether the Fund should continue to hold the security in its portfolio. If ratings made by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings



     Group ("S&P") change because of changes in those organizations or in their rating systems, the Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Fund's prospectus.
  TYPES OF ACCEPTABLE INVESTMENTS
     Examples of municipal securities are:
     oindustrial development bonds;
     omunicipal notes and bonds and tax-exempt commercial paper;
     oserial notes and bonds sold with a series of maturity dates;
     otax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; obond anticipation notes sold in anticipation of the issuance of longer-
      term bonds in the future;
     oprerefunded municipal bonds refundable at a later date (payment of principal and interest on prerefunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and
     ogeneral obligation bonds secured by a municipality's pledge of taxation.
  PARTICIPATION INTERESTS
     The financial institutions from which the Fund purchases participation interests frequently provide or secure from other financial institutions irrevocable letters of credit or guarantees and give the Fund the right to demand payment on specified notice (normally within thirty days) from the issuer of the letter of credit or guarantee. These financial institutions may charge certain fees in connection with their repurchase commitments, including a fee equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the participation interests were purchased by the Fund. By purchasing participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and is also receiving the tax-free benefits of the underlying securities.


     In the acquisition of participation interests, the Fund's investment adviser will consider the following quality factors:
     oa high-quality underlying municipal security (of which the Fund takes possession);
     oa high-quality issuer of the participation interest; or oa guarantee or letter of credit from a high-quality financial institution supporting the participation interest.
  VARIABLE RATE MUNICIPAL SECURITIES
     Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations.
     Many municipal securities with variable interest rates purchased by the Fund are subject to repayment of principal (usually within seven days) on the Fund's demand. The terms of these variable rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES
The Fund would purchase a put option on a portfolio security to protect the Fund against price movements on a particular security in its portfolio. The put option would give the Fund, in return for a premium, the right to sell the portfolio security to the writer (seller) at a specified price during the term of the option. If the Fund were not to exercise the put option, the premium paid for the option would be lost.
TEMPORARY INVESTMENTS
The Fund may also invest in temporary investments from time to time:
   o as a reaction to market conditions;
   o while waiting to invest proceeds of sales of shares or portfolio securities, although generally such proceeds from sale of shares will be invested in municipal securities as quickly as possible;
   o in anticipation of redemption requests; or
   o for temporary defensive purposes, in which case the Fund may invest more than 20% of the value of its net assets in cash or certain money market instruments, U.S. Treasury bills or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or repurchase agreements.



  RESTRICTED AND ILLIQUID SECURITIES
     The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.
  REPURCHASE AGREEMENTS
     Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government or agency securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are found by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
  INVESTMENTS IN CASH
     From time to time, such as when suitable municipal securities are not available, the Fund may invest a portion of its assets in cash. Any portion of the Fund's assets maintained in cash will reduce the amount of assets in municipal securities and thereby reduce the Fund's yield.
MUNICIPAL BOND INSURERS
Municipal bond insurance may be provided by one or more of the following insurers or any other municipal bond insurer which is rated Aaa by Moody's or AAA by S & P.
  MUNICIPAL BOND INVESTORS ASSURANCE CORP.
     Municipal Bond Investors Assurance Corp. ("MBIA") is a wholly-owned subsidiary of MBIA, Inc., a Connecticut insurance company, which is owned by AEtna Life and Casualty, Credit Local DeFrance CAECL, S.A., The Fund American Companies, and the public. The investors of MBIA, Inc., are not obligated to pay the obligations of MBIA. MBIA, domiciled in New York, is regulated by the New York State Insurance Department and licensed to do business in various states. The address of MBIA is 113 King Street, Armonk, New York 10504, and its telephone number is (914) 273-4345. S & P has rated the claims-paying ability of MBIA "AAA."
  AMBAC INDEMNITY CORPORATION
     AMBAC Indemnity Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the Insurance Department of Wisconsin, and licensed to do business in various states. AMBAC is a wholly-owned subsidiary of AMBAC, Inc., a financial holding company which is owned by the public. Copies of certain statutorily required filings of AMBAC can be obtained from AMBAC. The address of AMBAC's administrative offices is



     One State Street Plaza, 17th Floor, New York, New York 10004, and its telephone number is (212) 668-0340. S & P has rated the claims-paying ability of AMBAC "AAA."
  FINANCIAL GUARANTY INSURANCE COMPANY
     Financial Guaranty Insurance Company ("Financial Guaranty") is a wholly-owned subsidiary of FGIC Corporation, a Delaware holding company. FGIC Corporation is wholly-owned by General Electric Capital Corporation. The investors of FGIC Corporation are not obligated to pay the debts of or the claims against Financial Guaranty. Financial Guaranty is subject to regulation by the state of New York Insurance Department and is licensed to do business in various states. The address of Financial Guaranty is 175 Water Street, New York, New York 10038, and its telephone number is
     (212) 607-3000. S & P has rated the claims-paying ability of Financial Guaranty "AAA."
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. The estimated annual rate of portfolio turnover will not exceed 100%. For the fiscal years ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were 7% and 18%, respectively.
INVESTMENT LIMITATIONS
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of the Fund's total assets, the Fund will not purchase securities of any one issuer (other than securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.



     Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
     Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user. If in the case of an industrial development bond or government-issued security, a governmental or some other entity guarantees the security, such guarantee would be considered a separate security issued by the guarantor, subject to a limit on investments in the guarantor of 10% of total assets.
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of securities.
  CONCENTRATION OF INVESTMENTS
     The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, the Fund may invest as temporary investments more than 25% of the value of its assets in cash or certain money market instruments, securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements.



     The Fund does not intend to purchase securities (other than securities guaranteed by the U.S. government or its agencies or direct obligations of the U.S. government) if, as a result of such purchases, 25% or more of the value of its total assets would be invested in a governmental subdivision in any one state, territory, or possession of the United States.
  BORROWING
     The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities would be inconvenient or disadvantageous. Interest paid on borrowed funds will serve to reduce the Fund's income. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate its assets except to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding 10% of the value of its total assets at the time of the pledge.
  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.



  ISSUING SENIOR SECURITIES
     The Fund will not issue senior securities except for delayed-delivery and when-issued transactions and futures contracts, each of which might be considered senior securities. In addition, the Fund reserves the right to purchase municipal securities which the Fund has the right or obligation to sell to a third party (including the issuer of a participation interest).
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate including limited partnership interests, although it may invest in municipal bonds secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES AND MINERALS
     The Fund will not buy or sell commodities, commodity contracts, or oil, gas, or other mineral exploration or development programs or leases.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. The Fund may acquire publicly or non-publicly issued municipal bonds or temporary investments or enter into repurchase agreements in accordance with its investment objective, policies, and limitations or its Declaration of Trust.
  DEALING IN PUTS AND CALLS
     The Fund will not purchase or sell puts, calls, straddles, spreads, or any combination of them, except that the Fund may purchase put options on municipal securities in an amount up to 5% of its total assets or may purchase municipal securities accompanied by agreements of sellers to repurchase them at the Fund's option.



  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in securities subject to restrictions on resale under the Securities Act of 1933.
Except as noted, the above investment limitations cannot be changed without shareholder approval. The following restrictions, however, may be changed by the Trustees without shareholder approval. Except as noted, shareholders will be notified before any material change in these limitations becomes effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such duplicate expenses.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in industrial development bonds where the principal and interest are the responsibility of companies (or guarantors, where applicable) with less than three years of continuous operations, including the operation of any predecessor.



  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of its net assets in securities which are not readily marketable or which are otherwise considered illiquid, including repurchase agreements providing for settlement in more than seven days after notice and participation interests and variable rate municipal securities without a demand feature or with a demand feature of longer than seven days and which the adviser believes cannot be sold within seven days.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Fund does not expect to borrow money or pledge securities in excess of 5% of the value of its net assets.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
THE STARBURST FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with The Starburst Funds, and principal occupations.




John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North



Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.




 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.




Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA



Birthdate:  October 22, 1930
Executive Vice President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President or Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee



Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.



Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President



Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.


Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.




* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust,



Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.;

Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 5, 1995, no shareholders of record owned 5% or more of the outstanding shares of the Fund.
TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0
Trustee
Thomas G. Bigley,$1,225
Trustee
John T. Conroy, Jr.,       $1,584



Trustee
William J. Copeland,       $1,584
Trustee
James E. Dowd,   $1,584
Trustee
Lawrence D. Ellis, M.D.,   $1,447
Trustee
Edward L. Flaherty, Jr.,   $1,584
Trustee
Edward D. Gonzales,        $       0
Executive Vice President,
Treasurer and Trustee
Peter E. Madden, $1,226
Trustee
Gregor F. Meyer, $1,447
Trustee
John E. Murray, Jr.,       $   858
Trustee
Wesley W. Posvar,$1,447
Trustee
Marjorie P. Smuts,         $1,447
Trustee


* Information is furnished for the fiscal year ended October 31, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.



TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Compass Bank, an Alabama state banking corporation, formerly known as Central Bank of the South (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.



For the fiscal years ended October 31, 1995, 1994, and 1993, the Adviser earned $165,541, $267,294, and $193,426, respectively, of which $165,541,
$267,294, and $193,426, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The



Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994, and 1993, the Fund incurred costs of $50,005, $48,727, and $50,000, respectively, for administrative services, of which $15,481, $0, and $45,106, respectively, were voluntarily waived.
CUSTODIAN
Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses. TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.



INDEPENDENT AUDITORS
The independent auditors for the Fund are Deliotte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Shares are sold at their net asset value with a sales load on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred herein as "Compass."
DISTRIBUTION PLAN
The Starburst Funds has adopted a Plan for the Fund pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shares.
The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions;



providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.
For the fiscal year ended October 31, 1995, brokers and administrators (financial institutions) received fees in the amount of $55,181, of which $40,951, was voluntarily waived, pursuant to the Plan.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
   o as provided by an independent pricing service;



   o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or
   o at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
   o yield;
   o quality;
   o coupon rate;
   o maturity;
   o type of issue;
   o trading characteristics; and
   o other market data.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.
EXCHANGE PRIVILEGE

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.



Instructions for exchanges may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege." REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

THE FUND'S TAX STATUS
The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations.



  CAPITAL GAINS
     Capital gains or losses may be realized by the Fund on the sale of portfolio securities and as a result of discounts from par value on securities held to maturity. Sales would generally be made because of: othe availability of higher relative yields;
     odifferentials in market values;
     o new investment opportunities;
     ochanges in creditworthiness of an issuer; or oan attempt to preserve gains or limit losses.
     Distribution of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the shares.
TOTAL RETURN

The Fund's average annual total return for the fiscal year ended October 31, 1995, and for the period from November 20, 1991 (date of initial public investment) to October 31, 1995, was 7.86% and 5.95%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The Fund's yield for the thirty-day period ended October 31, 1995 was 3.96%.



The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. TAX-EQUIVALENT YIELD

The Fund's tax-equivalent yield for the thirty-day period ended October 31, 1995 was 5.50%.
The tax-equivalent yield of the Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming a 28% tax rate (the maximum effective federal rate for individuals) and assuming that income is 100% tax-exempt.


TAX-EQUIVALENCY TABLE
A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free"



investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.
                      TAXABLE YIELD EQUIVALENT FOR 1995
                          MULTISTATE MUNICIPAL FUNDS

                         Federal Income Tax Bracket:
           15.00%    28.00%     31.00%      36.00%      39.60%

Joint Return:$1-39,000$39,001-94,250   $94,251-143,600$143,601-256,500
       Over $256,500
Single Return:    $1-23,350 $23,351-56,550$56,551-117,950$117,951-256,500
       Over $256,500

If the tax-free Taxable yield
 yield is:                      Equivalent:
   1.00%    1.18%     1.39%      1.45%       1.56%       1.66%
   1.50     1.76      2.08       2.17        2.34        2.48
   2.00     2.35      2.78       2.90        3.13        3.31
   2.50     2.94      3.47       3.62        3.91        4.14
   3.00     3.53      4.17       4.35        4.69        4.97
   3.50     4.12      4.86       5.07        5.47        5.79
   4.00     4.71      5.56       5.80        6.25        6.62
   4.50     5.29      6.25       6.52        7.03        7.45
   5.00     5.88      6.94       7.25        7.81        8.28
   5.50     6.47      7.64       7.97        8.59        9.11
   6.00     7.06      8.33       8.70        9.38        9.93
   6.50     7.65      9.03       9.42       10.16       10.76
   7.00     8.24      9.72      10.14       10.94       11.59
   7.50     8.82     10.42      10.87       11.72       12.42



   8.00     9.41     11.11      11.59       12.50       13.25
Note: The maximum marginal tax rate for each bracket was used in calculating the Taxable Yield Equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.
* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local taxes.
PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "general municipal bond funds" category in advertising and sales literature.
   o LEHMAN BROTHERS FIVE-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of all state general obligation debt issues with maturities between four and six years. These bonds are rated A or better and represent a variety of coupon ranges. Index figures are total returns calculated for one, three, and twelve month periods as well as year-to-date. Total returns are also calculated as of the index inception, December 31, 1979.
   o LEHMAN BROTHERS TEN-YEAR STATE GENERAL OBLIGATION BONDS is an index comprised of the same issues noted above except that the maturities range between nine and eleven years. Index figures are total returns calculated for the same periods as listed above.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales load. In addition, advertisements and sales literature for the Fund may include charts and other illustrations that depict the hypothetical growth of a tax-free investment as compared to a taxable investment.
Advertisements and sales literature for the Fund may include quotations from financial publications and other sources relating to current economic conditions in the municipal bond market or to the benefit and popularity of municipal bonds or mutual funds.


APPENDIX

STANDARD AND POOR'S RATINGS GROUP MUNICIPAL BOND RATING DEFINITIONS
AAA-Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.
AA-Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree. A-Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories. BBB-Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B, CCC, CC-Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties of major risk exposures to adverse conditions.
C-The rating C is reserved for income bonds on which no interest is being paid.
D-Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.
MOODY'S INVESTORS SERVICE, INC. MUNICIPAL BOND RATING DEFINITIONS
AAA- Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. AA-Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.
A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA-Bonds which are rated BAA are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA-Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B-Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. CAA-Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA-Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.



THE STARBURST MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

              ANNUAL REPORT FOR FISCAL YEAR ENDED OCTOBER 31, 1995

Cusip 855245700
1102807B (12/95)




     MANAGEMENT DISCUSSION AND ANALYSIS
     ---------------------------------------------------------------------------
          The investment objective of The Starburst Municipal Income Fund is to provide current income which is exempt from federal regular income tax.* The fund pursues this investment objective by investing in a professionally managed, diversified portfolio of municipal securities. Currently, the fund invests at least 80% of its net assets in a portfolio of municipal securities whose average weighted maturity is 15 years or less. Historically, the fund also has attempted to diversify its portfolio geographically.
          Yields on tax-free municipal bonds fell sharply during the year ended October 31, 1995. Much slower economic growth caused by excessive inventory accumulation forced the Federal Reserve Board (the "Fed") to begin lowering short-term interest rates on July 6, 1995. The Fed lowered rates to prevent the inventory correction from evolving into a recession. Weak economic growth, decreased inflation, easier monetary policy, and market perception of a sincere effort by Congress to slash the federal budget deficit all combined to push interest rates lower. However, yields on tax-free bonds remained higher than they otherwise would have been because most of the proposed deficit cut legislation included cuts in the top income tax rates. For the year ended October 31, 1995, the yield on generic two-year tax-free general obligation bonds rated AA by Standard & Poor's Ratings Group fell 67 basis points while the yield on comparable ten-year bonds fell 95 basis points.
          Fund average maturity and duration were extended slightly during the year to take advantage of falling interest rates. However, the extension was restrained because it did not seem prudent to take an aggressive position given the threat of significantly lower income tax rates. Fund assets were shifted out of low coupon, long-term bonds into higher coupon, short-term bonds to protect the fund in the event Congress substantially reduces the top income tax rates.

* Income may be subject to federal alternative minimum tax and state and local taxes also may apply.

THE STARBURST MUNICIPAL INCOME FUND
--------------------------------------------------------------------------------

       GROWTH OF $10,000 INVESTED IN THE STARBURST MUNICIPAL INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in The Starburst Municipal Income Fund (the "Fund") from November 20, 1991 (start of performance) to October 31, 1995 compared to the Lehman Brothers 5-Year State General Obligations Bond Index (LB5GO)+.


GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX "B"


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED OCTOBER 31, 1995
1 Year........................................7.86%
Start of Performance (11/20/91)               5.95%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE



WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated December 31, 1995, and, together with financial statements contained therein, constitutes the Fund's annual report.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.50% ($10,000 investment minus $250 sales charge = $9,750). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB5GO has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The LB5GO is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

[LOGO] FEDERATED SECURITIES CORP.
       -------------------------------------------------------------------------
       Distributor
       Cusip 855245700
       007416 (12/95)



THE STARBURST GOVERNMENT INCOME FUND
(A PORTFOLIO OF THE STARBURST FUNDS)
PROSPECTUS

The shares offered by this prospectus represent interests in a diversified portfolio known as The Starburst Government Income Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide current income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio limited primarily to securities issued or guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.




The Fund has also filed a Statement of Additional Information dated December 31, 1995, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about the Fund by writing to the Fund or calling toll-free 1-800-239-1930.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated December 31, 1995



TABLE OF CONTENTS
--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES                                                       1
------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                           2
------------------------------------------------------
GENERAL INFORMATION                                                            3
------------------------------------------------------



INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       8

FUND INFORMATION                                                               8
------------------------------------------------------
  Management of the Fund                                                       8
  Distribution of Fund Shares                                                  9
  Administration of the Fund                                                  11

NET ASSET VALUE                                                               11
------------------------------------------------------
INVESTING IN THE FUND                                                         11
------------------------------------------------------
  Share Purchases                                                             11
  Minimum Investment Required                                                 12
  What Shares Cost                                                            12
  Reducing the Sales Load                                                     13
  Systematic Investment Program                                               14
  Certificates and Confirmations                                              14
  Dividends                                                                   14
  Capital Gains                                                               14
  Retirement Plans                                                            14

EXCHANGE PRIVILEGE                                                            14
------------------------------------------------------



REDEEMING SHARES                                                              16
------------------------------------------------------
  Systematic Withdrawal Program                                               17
  Accounts with Low Balances                                                  17

SHAREHOLDER INFORMATION                                                       18
------------------------------------------------------
  Voting Rights                                                               18

EFFECT OF BANKING LAWS                                                        18
------------------------------------------------------
TAX INFORMATION                                                               19
------------------------------------------------------
  Federal Income Tax                                                          19

PERFORMANCE INFORMATION                                                       19
------------------------------------------------------
FINANCIAL STATEMENTS                                                          20
------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                                  29
------------------------------------------------------
ADDRESSES                                                                     30
------------------------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------




                                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price)............       2.50%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)..................................................       None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, if applicable).........................................       None
Redemption Fee (as a percentage of amount redeemed, if applicable).....................       None
Exchange Fee...........................................................................       None
                                               ANNUAL FUND OPERATING EXPENSES
                                           (as a percentage of average net assets)
Management Fee (after waiver) (1).................................................. ...       0.44%
12b-1 Fee (after waiver) (2)...........................................................       0.09%
Total Other Expenses................................................................ ..       0.51%
          Total Fund Operating Expenses (3)..........................................         1.04%





(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.
(2) Under the Fund's Rule 12b-1 Distribution Plan, the Fund can pay up to 0.25% as a 12b-1 fee. The 12b-1 fee has been reduced to reflect the voluntary waiver of compensation by the distributor. The distributor can terminate this waiver at any time at its sole discretion.
(3) Total Fund Operating Expenses would have been 1.51% absent the voluntary waivers by the adviser and distributor.

     THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.



EXAMPLE                                                                  1 year     3 years    5 years  10 years
                                                                        ---------  ---------  --------- ----------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return and (2) redemption at the end of each time
period. The Fund charges no contingent deferred sales charge..........     $35        $57        $81     $149





THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



THE STARBURST GOVERNMENT INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
 (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
Reference is made to the Independent Auditors' Report on page 29.



                                                                                     YEAR ENDED OCTOBER 31,
                                                                            1995       1994       1993       1992(a)
NET ASSET VALUE, BEGINNING OF PERIOD                                      $    9.54  $   10.40  $   10.25   $   10.00
------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------
  Net investment income                                                        0.63       0.54       0.63        0.36
------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                       0.38      (0.86)      0.21        0.25
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
Total from investment operations                                               1.01      (0.32)      0.84        0.61
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
LESS DISTRIBUTIONS
------------------------------------------------------------------------
  Distributions from net investment income                                    (0.63)     (0.54)     (0.63)      (0.36)
------------------------------------------------------------------------
  Distributions from net realized gain on investment transactions            --         --          (0.06)     --
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
Total distributions                                                           (0.63)     (0.54)     (0.69)      (0.36)
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
NET ASSET VALUE, END OF PERIOD                                            $    9.92  $    9.54  $   10.40   $   10.25
------------------------------------------------------------------------  ---------  ---------  ---------  -----------
TOTAL RETURN (b)                                                              10.94%     (3.12%)      8.42%     6.24%
------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS



------------------------------------------------------------------------
  Expenses                                                                     1.04%      1.20%      1.11%     0.79%*
------------------------------------------------------------------------
  Net investment income                                                        6.51%      5.44%      6.11%     6.79%*
------------------------------------------------------------------------
  Expense waiver/reimbursement (c)                                             0.47%      0.30%      0.29%     0.60%*
------------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                   $63,521    $58,827    $97,246     $65,984
------------------------------------------------------------------------
  Portfolio turnover                                                             79%        91%        69%         88%
------------------------------------------------------------------------





* Computed on an annualized basis.
 (a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to October 31, 1992.
 (b) Based on net asset value, which does not reflect the sales load or contingent deferred sales charge, if applicable.
 (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.
 (See Notes which are an integral part of the Financial Statements)
Further information about the Fund's performance is contained in the Fund's annual report for the fiscal year ended October 31, 1995, which can be obtained free of charge.


GENERAL INFORMATION
--------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. This prospectus relates only to The Starburst Funds' government income portfolio, known as The Starburst Government Income Fund.

The Fund is primarily designed for customers of Compass Bank and its correspondents or affiliates who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in U.S. government securities. Except as noted herein, a minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

Fund shares are currently sold at net asset value plus an applicable sales load and redeemed at net asset value.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in securities which are issued or guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in such U.S. government securities. The Fund may also invest in privately issued mortgage-related securities.

The U.S. government securities in which the Fund invests include:

       direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and


       obligations of U.S. government agencies or instrumentalities, such as Federal Home Loan Banks, Farmers Home Administration, Farm Credit Banks, Federal National Mortgage Association, Government National Mortgage Association, and Federal Home Loan Mortgage Corporation.

The obligations of U.S. government agencies or instrumentalities which the Fund may buy are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities and obligations of the Farmers Home Administration, are backed by the full faith and credit of the U.S. Treasury. Obligations of the Farmers Home Administration are also backed by the issuer's right to borrow from the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of Federal Home Loan Banks, Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation are backed by the credit of the agency or instrumentality issuing the obligations.





The Fund may also invest in mortgage-related securities which are issued by private entities such as investment banking firms and companies related to the construction industry. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

INVESTMENT RISKS. Mortgage-related securities may have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-related securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-related securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the securities in the Fund's portfolio, as well as on market conditions. Prices of securities eligible for purchase by the Fund are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost. (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on securities eligible for purchase by the Fund depend on a variety of factors, including: the general conditions of the markets in which securities eligible for purchase by the Fund trade; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of securities eligible for purchase by the Fund to meet their obligations for the payment of interest and principal when due.

TEMPORARY INVESTMENTS. The Fund may invest temporarily in cash and short-term obligations during times of unusual market conditions for defensive purposes. Short-term obligations may include:

       obligations of the U.S. government or its agencies or instrumentalities;



       and

       repurchase agreements.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES.  The Fund may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. The Fund's adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.

RESTRICTED SECURITIES. The Fund may invest up to 10% of its net assets in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid. Certain restricted securities which the Trustees deem to be liquid will be excluded from this 10% limitation.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.




The Fund may dispose of a commitment prior to settlement if the Fund's adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.


LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis up to one-third of the value of its total assets to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities. These options will be used as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.


The Fund may generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.


Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund can purchase or write options that are either traded over-the-counter or on an exchange.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts to hedge all or a portion of its portfolio of debt securities against fluctuations in value resulting from changes in interest rates. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund may write call options and purchase put options on financial futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value resulting from anticipated increases in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on financial futures contracts as a hedge against rising purchase prices of portfolio securities resulting from anticipated decreases in market interest rates. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.



The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the Fund's custodian (or the broker, if legally permitted) to collateralize the position and thereby attempt to ensure that the use of such futures contracts is unleveraged.

     RISKS ASSOCIATED WITH FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES.
      When the Fund uses financial futures and options on financial futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.



INVESTMENT LIMITATIONS

The Fund will not:

       borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or

       with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

       invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.




FUND INFORMATION
--------------------------------------------------------------------------------



MANAGEMENT OF THE FUND



BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank as the Fund's investment adviser (the "Adviser") subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

     ADVISORY FEES. The Adviser receives an annual investment advisory fee equal to .75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by many mutual funds with similar objectives and policies. The Adviser has undertaken to reimburse the Fund, up to the amount of the advisory fee, for operating expenses in excess of limitations established by certain states. The Adviser may voluntarily choose to reimburse a portion of its fee and certain expenses of the Fund.


     ADVISER'S BACKGROUND.  Compass Bank (formerly known as Central Bank of the
                           -
     South), an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 62nd largest bank holding company in the United States and the 4th largest bank holding company in the State of Alabama in terms of total assets as of December 31, 1994, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.



     As of December 31, 1994, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990 and as of December 31, 1994, the Trust Division of Compass Bank had approximately $4.1 billion under administration of which it had investment discretion over approximately $1.95 billion. The Trust Division of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations. Since 1972, the Trust Division has managed pools of commingled funds which now number 12.





     As part of their regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

     The Fund is managed by members of the Starburst Portfolio Management Committee. No one person is primarily responsible for the management of the Fund.

DISTRIBUTION OF FUND SHARES

Federated Securities Corp. (the "Distributor") is the principal distributor for shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund will pay to Federated Securities Corp. an amount computed at an annual rate of
 .25 of 1% of the average daily net asset value of the shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

Federated Securities Corp. may, from time to time and for such periods as it deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the shares exceed such lower expense limitation as the Distributor may, by notice to the Trust, voluntarily declare to be effective.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests.

Financial institutions, including Compass Bank and various other affiliates of Bancshares, will receive fees from the Distributor based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined, from time to time, by the Distributor.

The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the Distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund under the Plan.


The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or a savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.


State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

SHAREHOLDER SERVICING ARRANGEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, the Distributor may also pay financial institutions, including Compass Bank and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan, and, if paid, will be reimbursed by the Adviser and not the Fund.

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as follows:



        MAXIMUM                AVERAGE AGGREGATE DAILY NET
  ADMINISTRATIVE FEE               ASSETS OF THE TRUST
         .15 of 1%       on the first $250 million
        .125 of 1%       on the next $250 million
         .10 of 1%       on the next $250 million
        .075 of 1%       on assets in excess of $750 million





The administrative fee received during any fiscal year shall be at least $50,000 per fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.


CUSTODIAN.  Compass Bank, Birmingham, Alabama, is custodian for the securities
           -
and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.




NET ASSET VALUE
--------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN THE FUND
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through Compass Brokerage, Inc., a subsidiary of Compass Bank, formerly known as Central Brokerage Services, Inc.



Investors may purchase shares of the Fund on all business days except on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. In connection with the sale of Fund shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. An investor (including Compass customers) may call Compass Brokerage, Inc.; customers in Birmingham, Alabama call at 205-558-5620. Other customers may call 1-800-239-1930. Payment may be made either by check, wire-transfer of federal funds or direct debit from a Compass Bank account.

To purchase by check, the check must be included with the order and made payable to "The Starburst Government Income Fund." Orders are considered received after payment by check is converted into federal funds.


To purchase by wire, investors should call their Compass representative for wiring instructions at 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. Payment for all orders must be received within three days of placing the order. Shares cannot be purchased on days on which the New York Stock Exchange is closed and on federal or state holidays restricting wire transfers.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:



                                                                  SALES LOAD AS A              SALES LOAD AS A
                                                                   PERCENTAGE OF                PERCENTAGE OF
AMOUNT OF TRANSACTION                                          PUBLIC OFFERING PRICE         NET AMOUNT INVESTED
Less than $500,000                                                       2.50%                        2.56%
$500,000 but less than $750,000                                          2.00%                        2.04%
$750,000 but less than $1 million                                        1.00%                        1.01%
$1 million but less than $2 million                                      0.25%                        0.25%
$2 million or more                                                       0.00%                        0.00%






The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


PURCHASES AT NET ASSET VALUE. Shares of the Fund may be purchased at net asset value, without a sales load, by the Trust Division of Compass Bank or other affiliates of Bancshares for funds which are held in a fiduciary, agency, custodial, or similar capacity. Directors and employees of the Fund, Bancshares or its affiliates, or Federated Securities Corp. or their affiliates, or any bank or investment dealer who has a sales agreement with Federated Securities Corp. with regard to the Fund, and their spouses and children under 21 may also buy shares at net asset value, without a sales load.

SALES LOAD REALLOWANCE. For sales of shares of the Fund, Compass or any authorized dealer will normally receive up to 85% of the applicable sales load. Any portion of the sales load which is not paid to Compass or registered broker/dealers will be retained by the Distributor. However, the Distributor will periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales load the Distributor normally retains or any other source available to it, will be predicated upon the amount of the shares of the Fund that are sold by the dealer.

The sales load for shares sold other than through Compass or registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

REDUCING THE SALES LOAD

The sales load can be reduced on the purchase of Fund shares through:

       quantity discounts and accumulated purchases;

       signing a 13-month letter of intent; or

       using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales load.



If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $490,000 and purchases $10,000 more at the public offering price, the sales load on the additional purchase according to the schedule now in effect would be 2.00%, not 2.50%.

To receive the sales load reduction, Compass Brokerage, Inc. or the Distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $500,000 of Fund shares over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 2.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales load.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.


REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Compass Brokerage, Inc. or the Distributor must be notified by the shareholder in writing or by his financial institution of the reinvestment, in order to eliminate a sales load. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by Federated Services Company, plus the applicable sales load. A shareholder may apply for participation in this program by calling a Compass representative.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting a Compass representative in writing.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested in additional shares on payment dates without a sales load unless cash payments are requested by writing to the Fund or Compass as appropriate.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
--------------------------------------------------------------------------------


Shareholders may exchange shares of the Fund for shares in The Starburst Municipal Income Fund, The Starburst Government Money Market Fund, The Starburst Money Market Fund, and any other portfolio of The Starburst Funds. Shares of funds with a sales load may be exchanged at net asset value for shares of other funds with an equal sales load or no sales load. Shares of funds with no sales load acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales load at net asset value, plus the applicable sales load imposed by the fund shares being purchased. Neither the Trust nor any of the funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the New York Stock Exchange is closed or on applicable banking holidays for affiliates of Bancshares.



When an exchange is made from a fund with a sales load to a fund with no sales load, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales load would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.


The exchange privilege is available to shareholders residing in any state in which the participating fund shares being acquired may legally be sold. Upon receipt by Federated Services Company of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative or an authorized broker.


EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. In addition, investors may exchange shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Federated Services Company before 4:00 p.m. (Eastern time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233. In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Compass representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, the transfer agent, by a Compass representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
--------------------------------------------------------------------------------




The Fund redeems shares at their net asset value next determined after Federated Services Company receives the redemption request. Redemption requests cannot be executed on days which the New York Stock Exchange is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative or authorized broker.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning a Compass representative at 205-558-5620 in Birmingham, Alabama or 1-800-239-1930. For calls received by Compass before 4:00 p.m. (Eastern time), proceeds will normally be deposited into the shareholder's account, if any, at Compass or a check will be sent to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be sent after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through a Compass representative. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Compass should mail written requests to: Mutual Fund Coordinator, Compass Brokerage, Inc., 701 S. 32nd Street, Birmingham, Alabama 35233.

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:


       a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

       a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


       a savings bank or savings association whose deposits are insured by the



       Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


       any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).


A shareholder may apply for participation in this program through Compass. Due to the fact that shares are sold with a sales load, it is not advisable for shareholders to be purchasing shares while participating in this program.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.



EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

Banking laws and regulations presently prohibit a bank holding company registered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing, controlling or distributing the shares of a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities. However, such banking laws and regulations do not prohibit such a holding company affiliate or banks generally from acting as investment adviser, transfer agent or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customer. Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations.

Compass Bank believes, based on the advice of its counsel, that Compass Bank may perform the services for the Fund contemplated by its advisory agreement with the Trust without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of such or future statutes and regulations, could prevent the adviser from continuing to perform all or a part of the above services for its customers and/or the Fund. If it were prohibited from engaging in these customer-related activities, the Trustees would consider alternative advisers and means of continuing available investment services. In such event, changes in the operation of the Fund may occur, including possible termination of any automatic or other Fund share investment and redemption services that are being provided by Compass Bank and other affiliates of Bancshares. It is not expected that existing shareholders would suffer any adverse financial consequences (if another adviser with equivalent abilities to Compass Bank is found) as a result of any of these occurrences.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX



The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.



Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.



STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of the maximum sales load which, if excluded, would increase the total return and yield.


From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.



THE STARBURST GOVERNMENT INCOME FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
LONG-TERM OBLIGATIONS--98.1%
--------------------------------------------------------------------------------------------------
               FEDERAL HOME LOAN BANKS--5.3%
               -----------------------------------------------------------------------------------
$   3,000,000  8.09%, 12/28/2004                                                                    $   3,368,040
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORP.--5.3%
               -----------------------------------------------------------------------------------
    3,000,000  8.115%, 1/31/2005                                                                        3,373,830
               -----------------------------------------------------------------------------------  -------------
               FEDERAL HOME LOAN MORTGAGE CORP.--REMIC--5.4%
               -----------------------------------------------------------------------------------
    3,000,000  5.80%, 7/15/2000                                                                         2,993,040
               -----------------------------------------------------------------------------------
      430,491  8.40%, 1/15/2005                                                                           434,908
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    3,427,948
               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--21.7%
               -----------------------------------------------------------------------------------
    6,000,000  8.20%, 12/23/1996                                                                        6,169,320
               -----------------------------------------------------------------------------------



    7,000,000  8.70%, 6/10/1999                                                                         7,625,520
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   13,794,840
               -----------------------------------------------------------------------------------  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION--REMIC--17.7%
               -----------------------------------------------------------------------------------
       78,039  8.90%, 6/25/1996                                                                            78,039
               -----------------------------------------------------------------------------------
      674,883  8.75%, 12/25/2004                                                                          684,142
               -----------------------------------------------------------------------------------
    3,000,000  7.15%, 11/25/2005                                                                        3,033,780
               -----------------------------------------------------------------------------------
    3,343,165  7.00%, 3/1/2009                                                                          3,375,527
               -----------------------------------------------------------------------------------
    3,000,000  9.10%, 7/25/2018                                                                         3,064,470
               -----------------------------------------------------------------------------------
    1,000,000  9.40%, 8/25/2018                                                                         1,012,930
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                   11,248,888
               -----------------------------------------------------------------------------------  -------------
               MERRILL LYNCH CMO TRUST--1.6%
               -----------------------------------------------------------------------------------
    1,000,000  9.50%, 11/20/2000                                                                        1,020,800
               -----------------------------------------------------------------------------------  -------------
               STUDENT LOAN MARKETING ASSOCIATION--12.6% (b)
               -----------------------------------------------------------------------------------
    8,000,000  5.80%, 11/7/1995                                                                         8,002,480
               -----------------------------------------------------------------------------------  -------------








THE STARBURST GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT                                                                                               VALUE
-------------  -----------------------------------------------------------------------------------  -------------
LONG-TERM OBLIGATIONS--CONTINUED
--------------------------------------------------------------------------------------------------
               U.S. TREASURY BONDS--19.7%
               -----------------------------------------------------------------------------------
$  10,000,000  9.375%, 2/15/2006                                                                    $  12,500,300
               -----------------------------------------------------------------------------------  -------------
               U.S. TREASURY NOTES--8.8%
               -----------------------------------------------------------------------------------
    4,500,000  8.875%, 2/15/1996                                                                        4,540,770
               -----------------------------------------------------------------------------------
    1,000,000  6.75%, 5/31/1999                                                                         1,031,900
               -----------------------------------------------------------------------------------  -------------
               Total                                                                                    5,572,670
               -----------------------------------------------------------------------------------  -------------
               TOTAL LONG-TERM OBLIGATIONS (IDENTIFIED COST, $62,324,769)                              62,309,796
               -----------------------------------------------------------------------------------  -------------
(a)REPURCHASE AGREEMENT--0.6%
--------------------------------------------------------------------------------------------------
      401,000  Fuji Securities, Inc., 5.875%, dated 10/31/1995, due 11/1/1995
               (at amortized cost)                                                                        401,000
               -----------------------------------------------------------------------------------  -------------
               TOTAL INVESTMENTS (IDENTIFIED COST, $62,725,769)                                     $  62,710,796(c)



               -----------------------------------------------------------------------------------  -------------





(a) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

(b) Denotes a floating rate obligation for which the current rate and next reset date are shown.

(c) The cost of investments for federal tax purposes amounts to $62,725,769. The net unrealized depreciation of investments on a federal tax basis amounts to $14,973 which is comprised of $738,669 appreciation and $753,642 depreciation at October 31, 1995.

Note: The categories of investments are shown as a percentage of net assets
      ($63,520,817) at October 31, 1995.

The following acronyms are used throughout this portfolio:

CMO -- Collateralized Mortgage Obligation
REMIC -- Real Estate Mortgage Investment Conduit

(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1995
--------------------------------------------------------------------------------



ASSETS:
---------------------------------------------------------------------------------------------------
Total investments in securities, at value (identified and tax cost $62,725,769)                      $  62,710,796
---------------------------------------------------------------------------------------------------
Cash                                                                                                           380
---------------------------------------------------------------------------------------------------
Income receivable                                                                                          982,532
---------------------------------------------------------------------------------------------------
Receivable for shares sold                                                                                     162
---------------------------------------------------------------------------------------------------
Deferred expenses                                                                                            7,835
---------------------------------------------------------------------------------------------------  -------------
     Total assets                                                                                       63,701,705
---------------------------------------------------------------------------------------------------
LIABILITIES:
---------------------------------------------------------------------------------------------------
Payable for shares redeemed                                                               $   9,878
----------------------------------------------------------------------------------------
Income distribution payable                                                                 100,112
----------------------------------------------------------------------------------------
Accrued expenses                                                                             70,898
----------------------------------------------------------------------------------------  ---------
     Total liabilities                                                                                     180,888
---------------------------------------------------------------------------------------------------  -------------
NET ASSETS for 6,401,551 shares outstanding                                                          $  63,520,817
---------------------------------------------------------------------------------------------------  -------------



NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------
Paid in capital                                                                                      $  66,906,972
---------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                                                 (14,973)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                            (3,371,182)
---------------------------------------------------------------------------------------------------  -------------
     Total Net Assets                                                                                $  63,520,817
---------------------------------------------------------------------------------------------------  -------------
NET ASSET VALUE, and Redemption Proceeds Per Share:
---------------------------------------------------------------------------------------------------
($63,520,817 / 6,401,551 shares outstanding)                                                         $        9.92
---------------------------------------------------------------------------------------------------  -------------
Computation of Offering Price Per Share: (100/97.50 of $9.92)*                                       $       10.17
---------------------------------------------------------------------------------------------------  -------------





*See "What Shares Cost" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1995
--------------------------------------------------------------------------------



INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------
Interest                                                                                              $  4,368,686
----------------------------------------------------------------------------------------------------  ------------
EXPENSES:
---------------------------------------------------------------------------------------
Investment advisory fee                                                                  $   434,754
---------------------------------------------------------------------------------------
Administrative personnel and services fee                                                     80,898
---------------------------------------------------------------------------------------
Custodian fees                                                                                22,937
---------------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                                      83,968
---------------------------------------------------------------------------------------
Directors'/Trustees' fees                                                                      3,356
---------------------------------------------------------------------------------------
Auditing fees                                                                                 14,147
---------------------------------------------------------------------------------------
Legal fees                                                                                    12,115
---------------------------------------------------------------------------------------
Portfolio accounting fees                                                                     34,137
---------------------------------------------------------------------------------------
Distribution services fee                                                                    144,918
---------------------------------------------------------------------------------------
Share registration costs                                                                      19,186
---------------------------------------------------------------------------------------



Printing and postage                                                                          13,772
---------------------------------------------------------------------------------------
Insurance premiums                                                                             1,679
---------------------------------------------------------------------------------------
Miscellaneous                                                                                  8,934
---------------------------------------------------------------------------------------  -----------
     Total expenses                                                                          874,801
---------------------------------------------------------------------------------------
Waivers and reimbursements--
--------------------------------------------------------------------------
     Waiver of investment advisory fee                                      $  (179,019)
--------------------------------------------------------------------------
     Waiver of distribution services fee                                        (92,518)
--------------------------------------------------------------------------  -----------
     Total waivers                                                                          (271,537)
---------------------------------------------------------------------------------------  -----------
          Net expenses                                                                                     603,264
----------------------------------------------------------------------------------------------------  ------------
               Net investment income                                                                     3,765,422
----------------------------------------------------------------------------------------------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------
Net realized loss on investments                                                                          (558,610)
----------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments                                      2,950,347
----------------------------------------------------------------------------------------------------  ------------
     Net realized and unrealized gain on investments                                                     2,391,737
----------------------------------------------------------------------------------------------------  ------------



          Change in net assets resulting from operations                                              $  6,157,159
----------------------------------------------------------------------------------------------------  ------------





(See Notes which are an integral part of the Financial Statements)

THE STARBURST GOVERNMENT INCOME FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                        YEAR ENDED OCTOBER 31,
                                                                                         1995            1994
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------
OPERATIONS--
----------------------------------------------------------------------------------
Net investment income                                                               $    3,765,422  $    4,351,534
----------------------------------------------------------------------------------
Net realized gain (loss) on investments ($558,610 and $2,421,386 net losses,
respectively, as computed for federal income tax purposes)                                (558,610)     (2,421,386)
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                     2,950,347      (4,872,163)
----------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from operations                                      6,157,159      (2,942,015)
----------------------------------------------------------------------------------  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS--
----------------------------------------------------------------------------------
Distributions from net investment income                                                (3,765,422)     (4,352,321)
----------------------------------------------------------------------------------  --------------  --------------
SHARE TRANSACTIONS--
----------------------------------------------------------------------------------
Proceeds from sale of shares                                                             2,369,982      10,404,085
----------------------------------------------------------------------------------
Net asset value of shares issued in connection with acquisition of The Starburst
Quality Income Fund                                                                     15,894,086        --



----------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in payment of distributions
declared                                                                                 2,523,463       2,862,263
----------------------------------------------------------------------------------
Cost of shares redeemed                                                                (18,485,866)    (44,390,859)
----------------------------------------------------------------------------------  --------------  --------------
     Change in net assets resulting from share transactions                              2,301,665     (31,124,511)
----------------------------------------------------------------------------------  --------------  --------------
          Change in net assets                                                           4,693,402     (38,418,847)
----------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------
Beginning of period                                                                     58,827,415      97,246,262
----------------------------------------------------------------------------------  --------------  --------------
End of period                                                                       $   63,520,817  $   58,827,415
----------------------------------------------------------------------------------  --------------  --------------





(See Notes which are an integral part of the Financial Statements)




THE STARBURST GOVERNMENT INCOME FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1995
--------------------------------------------------------------------------------

(1) ORGANIZATION

The Starburst Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements presented herein present only those of The Starburst Government Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On May 19, 1995, the Fund acquired all the net assets of The Starburst Quality Income Fund pursuant to a plan of reorganization approved by The Starburst Quality Income Fund shareholders on May 12, 1995. The acquisition was accomplished by a tax-free exchange of 1,620,192 shares of the Fund (valued at $15,894,086) for the 1,687,270 shares of The Starburst Quality Income Fund on May 19, 1995. The Starburst Quality Income Fund's net assets at that date



($15,980,770), including $290,415 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund and The Starburst Quality Income Fund immediately before acquisition were $50,021,050 and $15,980,770, respectively. Immediately after the acquisition, the combined aggregate net assets of the Fund were $66,188,136.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. All other securities are valued at prices provided by an independent pricing service.

     REPURCHASE AGREEMENTS--It is the policy of the Fund to require a custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").

     Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized if required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

     FEDERAL TAXES--It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

     At October 31, 1995, the Fund, for federal tax purposes, had a capital loss carryforward of $3,371,288 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward of $391,292, $2,421,386 and $558,610 will expire in 2001, 2002 and 2003, respectively.



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

     DEFERRED EXPENSES--The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement date.

     OTHER--Investment transactions are accounted for on the trade date.

THE STARBURST GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:



                                                                                       YEAR ENDED OCTOBER 31,
                                                                                         1995         1994
Shares sold                                                                               273,302    1,025,192
------------------------------------------------------------------------------------
Shares issued in connection with acquisition of The Starburst Quality Income Fund       1,620,192      --
------------------------------------------------------------------------------------
Shares issued to shareholders in payment of distributions declared                        258,615      290,048
------------------------------------------------------------------------------------
Shares redeemed                                                                        (1,914,646)  (4,502,369)
------------------------------------------------------------------------------------  -----------  -----------
     Net change resulting from share transactions                                         237,463   (3,187,129)
------------------------------------------------------------------------------------  -----------  -----------





(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE--Compass Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to
 .75 of 1% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate any voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE--Federated Administrative Services ("FAS") provides the Fund with certain administrative personnel and services. The FAS fee is based on the level of average aggregate net assets of the Trust for the period. FAS may voluntarily choose to waive a portion of its fee.

DISTRIBUTION SERVICES FEE--The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to .25 of 1% of the average daily net assets of the Fund, annually, to compensate FSC. The distributor may voluntarily choose to waive a portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES--Federated Services Company ("FServ") serves as transfer and dividend disbursing agent for the Fund for which it receives a fee. The fee is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES--FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

THE STARBURST GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

CUSTODIAN FEES--Compass Bank is the Fund's custodian for which it receives a fee. The fee is based on the level of the Fund's average net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES--Organizational expenses of $22,617 were initially borne by FAS. The Fund has agreed to reimburse FAS for the organizational expenses during the five year period following April 17, 1992 (the date the Fund became effective). For the fiscal year ended October 31, 1995, the Fund paid $3,614 pursuant to this agreement.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the fiscal year ended October 31, 1995, were as follows:



---------------------------------------------------------------------------------------------------
PURCHASES                                                                                            $  41,314,405
---------------------------------------------------------------------------------------------------  -------------
SALES                                                                                                $  46,734,715
---------------------------------------------------------------------------------------------------  -------------






INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Board of Trustees of THE STARBURST FUNDS and the Shareholders of THE STARBURST GOVERNMENT INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The Starburst Government Income Fund (a portfolio of The Starburst Funds) as of October 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for the years ended October 31, 1995 and 1994, and the financial highlights (see page 2) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1995 by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The Starburst Government Income Fund as of October 31, 1995, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Pittsburgh, Pennsylvania
December 15, 1995


ADDRESSES
--------------------------------------------------------------------------------



The Starburst Government Income Fund                                       Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Distributor
                    Federated Securities Corp.                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------

Investment Adviser and Custodian
                    Compass Bank                                           701 S. 32nd Street
                                                                           Birmingham, Alabama 35233
---------------------------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent
                    Federated Services Company                             Federated Investors Tower
                                                                           Pittsburgh, Pennsylvania 15222-3779
---------------------------------------------------------------------------------------------------------------------


Independent Auditors
                    Deloitte & Touche LLP                                  2500 One PPG Place
                                                                           Pittsburgh, Pennsylvania 15222-5401

---------------------------------------------------------------------------------------------------------------------





                                                      THE STARBURST
                                                  GOVERNMENT INCOME FUND

                                                        PROSPECTUS

                                               [LOGO OF STARBURST FUNDS]

                                           A Portfolio of The Starburst Funds,
                                                 An Open-End, Management
                                                    Investment Company

                                                    December 31, 1995


                                                      -------------

     FEDERATED SECURITIES CORP.
     --------------------------
     Distributor


     COMPASS BANK
     --------------------------
     Investment Adviser
     Cusip 855245809
     2040607A (12/95)




                    THE STARBURST GOVERNMENT INCOME FUND
                    (A PORTFOLIO OF THE STARBURST FUNDS)
                     STATEMENT OF ADDITIONAL INFORMATION
   This Statement of Additional Information should be read with the prospectus of The Starburst Government Income Fund (the "Fund") dated December 31, 1995. This Statement is not a prospectus itself. To receive a copy of the prospectus, write to the Fund or call toll-free 1-800-239-1930.
   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated December 31, 1995
FEDERATED SECURITIES CORP.
DISTRIBUTOR
A SUBSIDIARY OF FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND1

INVESTMENT OBJECTIVE AND POLICIES1

 TYPES OF INVESTMENTS            1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   2
 FUTURES AND OPTIONS TRANSACTIONS2
 LENDING OF PORTFOLIO SECURITIES 8
 RESTRICTED SECURITIES           9
 REPURCHASE AGREEMENTS          10
 REVERSE REPURCHASE AGREEMENTS  10
 PORTFOLIO TURNOVER             10
 INVESTMENT LIMITATIONS         11
THE STARBURST FUNDS MANAGEMENT  15

 FUND OWNERSHIP                 23
 TRUSTEES COMPENSATION          24
 TRUSTEE LIABILITY              25
INVESTMENT ADVISORY SERVICES    25

 ADVISER TO THE FUND            25
 ADVISORY FEES                  26
BROKERAGE TRANSACTIONS          27

OTHER SERVICES                  28

 FUND ADMINISTRATION            28
 CUSTODIAN                      29
 TRANSFER AGENT AND DIVIDEND
  DISBURSING AGENT              29



 INDEPENDENT AUDITORS           29
PURCHASING SHARES               29

 DISTRIBUTION PLAN              29
 CONVERSION TO FEDERAL FUNDS    31
DETERMINING NET ASSET VALUE     31

 DETERMINING MARKET VALUE OF
  SECURITIES                    31
EXCHANGE PRIVILEGE              32

REDEEMING SHARES                32

 REDEMPTION IN KIND             32
MASSACHUSETTS PARTNERSHIP LAW   33

TAX STATUS                      33

 THE FUND'S TAX STATUS          33
 SHAREHOLDERS' TAX STATUS       34
TOTAL RETURN                    34

YIELD                           35

PERFORMANCE COMPARISONS         35



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Starburst Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.
INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide current income. Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The investment objective cannot be changed without approval of shareholders.
TYPES OF INVESTMENTS
The Fund invests primarily in securities which are issued or guaranteed as to payment of principal and interest by the U.S. government or its instrumentalities.
  U.S. GOVERNMENT SECURITIES
     The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:
     othe full faith and credit of the U.S. Treasury (such as Farmers Home
      Administration and Government National Mortgage Association);
     othe issuer's right to borrow from the U.S. Treasury (such as Farmers
      Home Administration);
     othe discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as Federal Home
      Loan Banks and Farmers Home Administration); or



     othe credit of the agency or instrumentality issuing the obligations
      (such as Federal Home Loan Banks, Farmers Home Administration, Farm Credit Banks, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation).
  PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES
     Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass through securities such as those issued by Government National Mortgage Association. The terms and characteristics of the mortgage instruments may vary among pass through mortgage loan pools.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
FUTURES AND OPTIONS TRANSACTIONS
The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on U.S. government securities.
  FINANCIAL FUTURES CONTRACTS
     A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt securities issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.
     In the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
  PURCHASING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may purchase listed put options on financial futures contracts for U.S. government securities. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
     The Fund would purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.
     Alternatively, the Fund may exercise its put option. To do so, it could simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.
  WRITING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     In addition to purchasing put options on futures, the Fund may write listed call options on futures contracts for U.S. government securities to hedge its portfolio against an increase in market interest rates. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
     In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can offset the drop in value of the Fund's fixed income portfolio which is occurring as interest rates rise.
     Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.
  WRITING PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
     The Fund may write listed put options on financial futures contracts for U.S. government securities to hedge its portfolio against a decrease in market interest rates. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As market interest rates decrease, the market price of the underlying futures contract normally increases.
     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.
     Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.



  PURCHASING CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS
     An additional way in which the Fund may hedge against decreases in market interest rates is to buy a listed call option on a financial futures contract for U.S. government securities. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As market interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.
     Prior to the exercise or expiration of the call option the Fund could sell an identical call option and close out its position. If the premium received upon selling the offsetting call is greater than the premium originally paid, the Fund has completed a successful hedge.
  LIMITATION ON OPEN FUTURES POSITIONS
     The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.



  "MARGIN" IN FUTURES TRANSACTIONS
     Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
     A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.
     The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
  PURCHASING PUT AND CALL OPTIONS ON U.S. GOVERNMENT SECURITIES
     The Fund may purchase put and call options on U.S. government securities to protect against price movements in particular securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.
  WRITING COVERED PUT AND CALL OPTIONS ON U.S. GOVERNMENT SECURITIES
     The Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
     The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.


LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.



RESTRICTED SECURITIES
The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Fund will not invest more than 10% of the value of its net assets in restricted securities, however, certain restricted securities which the Board of Trustees (the "Trustees") deem to be liquid will be excluded from this 10% limitation.
The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule").
The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination of the Fund's Board. The Board considers the following criteria in determining the liquidity of certain restricted securities:
   o the frequency of trades and quotes for the security:
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and
   o the nature of the security and the nature of the marketplace trades.



REPURCHASE AGREEMENTS
The Fund requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
REVERSE REPURCHASE AGREEMENTS
The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. The estimated annual rate of portfolio turnover will not exceed 100%. For the fiscal years ended October 31, 1995 and 1994, the Fund's portfolio turnover rates were 79% and 91%, respectively.



INVESTMENT LIMITATIONS
  DIVERSIFICATION OF INVESTMENTS
     With respect to 75% of the value of the Fund's total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.
     Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues.
  BUYING ON MARGIN
     The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its net assets, including the amounts borrowed.
     The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary,



     extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate including limited partnership interests, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, except that the Fund may purchase and sell financial futures contracts and related options.



  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. (This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies.)
  SELLING SHORT
     The Fund will not sell securities short.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective,
  INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 15% of the value of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and also including repurchase agreements providing for settlement in more than seven days after notice.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such customary expenses.
  WRITING COVERED PUT AND CALL OPTIONS AND PURCHASING PUT OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. When writing put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio. The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in or sponsor such programs.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


THE STARBURST FUNDS MANAGEMENT

OFFICERS AND TRUSTEES ARE LISTED WITH THEIR ADDRESSES, BIRTHDATES, PRESENT POSITIONS WITH THE STARBURST FUNDS, AND PRINCIPAL OCCUPATIONS.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934



Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.


John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.


William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.






James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674



Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President, Treasurer and Trustee
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President or Treasurer of some of the Funds.


Peter E. Madden
Seacliff
562 Bellevue Avenue
Newport, RI
Birthdate:  March 16, 1942
Trustee



Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA



Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated



Services Company, and Federated Shareholder Services; President or Executive Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Trustee of the Trust.


Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary
Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.




Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate: February 5, 1947

Vice President and Assistant Treasurer

Vice President, Federated Administrative Services; Vice President and Assistant Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated



Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding shares.
As of December 5, 1995, the following shareholder of record owned 5% or more of the outstanding shares of the Fund: Blue Cross Blue Shield of Alabama, Birmingham, Alabama owned approximately 1,143,335 shares (18.01%); and Compass Bank Trustee, for the account of Compass Bank Pension Trust, Birmingham, Alabama owned approximately 555,684 shares (8.75%)



TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM
TRUST              TRUST*#


John F. Donahue, $       0
Trustee
Thomas G. Bigley,$1,225
Trustee
John T. Conroy, Jr.,       $1,584
Trustee
William J. Copeland,       $1,584
Trustee
James E. Dowd,   $1,584
Trustee
Lawrence D. Ellis, M.D.,   $1,447
Trustee
Edward L. Flaherty, Jr.,   $1,584
Trustee
Edward D. Gonzales,        $       0
Executive Vice President,
Treasurer and Trustee
Peter E. Madden, $1,226
Trustee
Gregor F. Meyer, $1,447



Trustee
John E. Murray, Jr.,       $   858
Trustee
Wesley W. Posvar,$1,447
Trustee
Marjorie P. Smuts,         $1,447
Trustee


* Information is furnished for the fiscal year ended October 31, 1995.  The
Trust is the only investment company    in the Fund Complex.
# The aggregate compensation is provided for the Trust which is comprised of four portfolios.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Compass Bank, an Alabama state banking corporation, formerly known as Central Bank of the South (the "Adviser"). The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.
ADVISORY FEES
For its advisory services, Compass Bank receives an annual investment advisory fee as described in the prospectus.
For the fiscal years ended October 31, 1995, 1994 and 1993, the Adviser earned $434,754, $600,031, and $626,935, respectively, of which $179,019,
$240,012, and $238,749, respectively, were voluntarily waived.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2 1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1 1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.
     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.


The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio valuations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser for other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses.
Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.
OTHER SERVICES

FUND ADMINISTRATION
Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. For the fiscal years ended October 31, 1995, 1994 and 1993, the Fund incurred $80,898, $109,358, and $113,364, respectively, for administrative services, of which $0, $0, and $0, respectively, were voluntarily waived.



CUSTODIAN
Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, Pittsburgh, Pennsylvania, a subsidiary of Federated Investors, serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.
INDEPENDENT AUDITORS
The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.
PURCHASING SHARES

Shares are sold at their net asset value with a sales load on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing shares of the Fund is explained in the prospectus under "Investing in the Fund."
Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred herein as "Compass."
DISTRIBUTION PLAN
The Starburst Funds has adopted a Plan for the Fund pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. The Plan provides for payment of fees to Federated Securities Corp. to finance any activity which is principally intended to result in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shares.
The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.
The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.



For the fiscal year ended October 31, 1995 , brokers and administrators (financial institutions) received fees in the amount of $144,918, of which $92,518 was voluntarily waived, pursuant to the Plan.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:
   o as provided by an independent pricing service;
   o for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or
   o at fair value as determined in good faith by the Trustees.
Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:
   o yield;
   o quality;
   o coupon rate;
   o maturity;
   o type of issue;
   o trading characteristics; and



   o other market data.
Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers. EXCHANGE PRIVILEGE

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.
This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund. Instructions for exchange may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege." REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Federated Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."
REDEMPTION IN KIND
Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio.
Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable.



The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.
TAX STATUS

THE FUND'S TAX STATUS
The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares.
No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund shares.
TOTAL RETURN

The Fund's average annual total return for the fiscal year ended October 31, 1995, and for the period from April 20, 1992 (date of initial public investment) to October 31, 1995, was 8.21% and 5.46%, respectively.
The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales load, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD

The Fund's yield for the thirty-day period ended October 31, 1995 was 5.61%. The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees. PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;



   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return.


Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.
   o THE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly created pools and coupons.
   o THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.
   o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
   o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time.
Advertisements may quote performance information which does not reflect the effect of the sales load.

Cusip 855245809
2040607B (12/95)







THE STARBURST GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------
---

            ANNUAL REPORT FOR THE FISCAL YEAR ENDED OCTOBER 31, 1995

     MANAGEMENT DISCUSSION AND ANALYSIS
     ------------------------------------------------------------------------
---
          The investment objective of The Starburst Government Income Fund is to provide current income. The fund pursues this investment objective by investing in a professionally managed, diversified portfolio limited primarily to securities issued or guaranteed by the U.S. government or its
     instrumentalities, including obligations of U.S. government agencies and instrumentalities and, subject to certain limitations, privately issued mortgage-backed securities.
          Yields on U.S. Treasury securities fell sharply during the year ended
     October 31, 1995. Much slower economic growth caused by excessive inventory accumulation forced the Federal Reserve Board (the "Fed") to begin lowering short-term interest rates on July 6, 1995. The Fed lowered rates to prevent the inventory correction from evolving into a recession. Weak economic growth, decreased inflation, easier monetary policy, and market perception
     of a sincere effort by Congress to slash the federal budget deficit all combined to push interest rates lower. For the year ended October 31,
1995,
     the yield on the two-year Treasury Note fell 122 basis points while the yield on the ten-year Treasury Note fell 179 basis points. The Treasury yield curve between two and thirty years flattened 42 basis points.
          Fund average maturity and duration were extended significantly during the year to take advantage of falling interest rates. However, the fund's duration remained slightly short of neutral even after the extensions because much of the economic data reported throughout the year indicated growth would remain too strong to allow interest rates to continue to decline. Some fund assets were shifted out of non-callable Treasury
Notes
     into mortgage-backed securities to take advantage of improved yield spreads available on the mortgage-backed securities.


THE STARBURST GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------
---




       GROWTH OF $10,000 INVESTED IN THE STARBURST GOVERNMENT INCOME FUND

     The graph below illustrates the hypothetical investment of $10,000 in The
Starburst Government Income Fund (the "Fund") from April 20, 1992 (start of performance) to October 31, 1995 compared to the Lehman Brothers Intermediate Government/Corporate Bond Index (LBIGB)+.


            GRAPHIC REPRESENTATION OMITTED.  SEE APPENDIX "A"


AVERAGE ANNUAL TOTAL RETURN** FOR THE PERIOD ENDED OCTOBER 31, 1995
1 Year......................................8.21%
Start of Performance (4/20/92)              5.46%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT
RETURN
AND PRINCIPAL VALUE WILL FLUCTUATE SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

This report must be preceded or accompanied by the Fund's prospectus dated December 31, 1995, and, together with financial statements contained therein, constitutes the Fund's annual report.

 *Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 2.50% ($10,000 investment minus $250 sales charge
  = $9,750). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBIGB has been adjusted to reflect reinvestment of dividends on securities in the index.

**Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 +The LBIGB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

[LOGO] FEDERATED SECURITIES CORP.
       ----------------------------------------------------------------------
---
       Distributor
       Cusip 855245809
       007415 (12/95)


                        THE STARBURST FUNDS APPENDIX

A. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Starburst Government Income Fund is represented by a bold solid line. The Lehman Brothers Intermediate Government/Corporate Bond Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in The Starburst Government Income Fund and the Lehman Brothers Intermediate Government/Corporate Bond Index. The "x" axis reflects computation periods from April 20, 1992 (start of performance) to October 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in The Starburst Government Income Fund as compared to the Lehman Brothers Intermediate Government/Corporate Bond Index. The ending values were $12,070, and $12,722, respectively.

B. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Starburst Municipal Income Fund is represented by a bold solid line. The Lehman Brothers 5-Year State General Obligations Bond Index is represented by a bold dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in The Starburst Municipal Income Fund and the Lehman Brothers 5-Year State General Obligations Bond Index. The "x" axis reflects computation periods from November 20, 1991 (start of performance) to October 31, 1995. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in The Starburst Municipal Income Fund as compared to the Lehman Brothers 5-Year State General Obligations Bond Index. The ending values were $12,558 and $12,943, respectively.